Document and Entity Information	12 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	EZCORP INC
Entity Central Index Key	0000876523
Document Type	8-K
Document Period End Date	Sep 30, 2011
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 23,969	$ 25,854
Pawn loans	145,318	121,201
Signature loans, net	11,389	10,775
Auto title loans, net	3,222	3,145
Pawn service charges receivable, net	26,455	21,626
Signature loan fees receivable, net	5,348	5,818
Auto title loan fees receivable, net	1,427	1,616
Inventory, net	90,373	71,502
Deferred tax asset	18,125	23,208
Prepaid expenses and other assets	30,611	17,427
Total current assets	356,237	302,172
Investments in unconsolidated affiliates	120,319	101,386
Property and equipment, net	78,498	62,293
Deferred tax asset, non-current	0	60
Goodwill	173,206	117,305
Intangible assets, net	19,790	16,454
Other assets, net	8,400	6,742
Total assets	756,450	606,412
Current liabilities:
Current maturities of long-term debt	0	10,000
Accounts payable and other accrued expenses	57,400	49,663
Customer layaway deposits	6,176	6,109
Income taxes payable	693	3,687
Total current liabilities	64,269	69,459
Long-term debt, less current maturities	17,500	15,000
Deferred tax liability	8,331	0
Deferred gains and other long-term liabilities	2,102	2,525
Total liabilities	92,202	86,984
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	242,398	225,374
Retained earnings	422,095	299,936
Accumulated other comprehensive income (loss)	(746)	(6,375)
Total stockholders' equity	664,248	519,428
Total liabilities and stockholders' equity	756,450	606,412
Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	471	463
Common Stock Class B Voting
Stockholders' equity:
Common Stock	$ 30	$ 30

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Common Stock Class A Non-voting
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	54,000,000	54,000,000
Common Stock, shares issued	47,228,610	46,256,051
Common Stock, shares outstanding	47,228,610	46,256,051
Common Stock Class B Voting
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	3,000,000	3,000,000
Common Stock, shares issued	2,970,171	2,970,171
Common Stock, shares outstanding	2,970,171	2,970,171

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues:
Sales									$ 494,562	$ 411,865	$ 329,923
Pawn service charges									201,135	163,695	130,169
Signature loan fees									150,250	139,315	133,344
Auto title loan fees									21,701	17,707	3,589
Other									1,669	463	431
Total revenues	234,085	203,152	213,254	218,826	198,168	173,542	176,584	184,751	869,317	733,045	597,456
Cost of goods sold									295,620	251,122	203,589
Signature loan bad debt									36,328	31,709	33,553
Auto title loan bad debt									2,431	2,735	380
Net revenues	146,759	122,997	130,950	134,232	120,039	104,804	109,705	112,931	534,938	447,479	359,934
Operating expenses:
Operations									267,052	236,664	206,237
Administrative									75,270	52,740	40,497
Depreciation and amortization									18,344	14,661	12,746
(Gain) / loss on sale or disposal of assets									309	1,528	(1,024)
Total operating expenses									360,975	305,593	258,456
Operating income									173,963	141,886	101,478
Interest income									(37)	(186)	(281)
Interest expense									1,690	1,385	1,425
Income from investment in unconsolidated affiliates									(16,237)	(10,750)	(5,016)
Other									(164)	(93)	38
Income before income taxes									188,711	151,530	105,312
Income tax expense									66,552	54,236	36,840
Net income	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 27,852	$ 19,962	$ 23,773	$ 25,707	$ 122,159	$ 97,294	$ 68,472
Net income per common share:
Basic	$ 0.73	$ 0.53	$ 0.64	$ 0.55	$ 0.57	$ 0.41	$ 0.49	$ 0.53	$ 2.45	$ 1.98	$ 1.45
Diluted	$ 0.72	$ 0.53	$ 0.63	$ 0.55	$ 0.56	$ 0.4	$ 0.48	$ 0.52	$ 2.43	$ 1.96	$ 1.42
Weighted average shares outstanding:
Basic									49,917	49,033	47,372
Diluted									50,369	49,576	48,076

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net Income	$ 122,159	$ 97,294	$ 68,472
Other comprehensive income (loss):
Foreign currency translation adjustments	10,393	(3,673)	(8,799)
Unrealized holding gains arising during period	930
Income tax benefit (provision)	(5,694)	1,918	1,598
Other comprehensive income, net of tax	5,629	(1,755)	(7,201)
Comprehensive income	$ 127,788	$ 95,539	$ 61,271

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating Activities:
Net income	$ 122,159	$ 97,294	$ 68,472
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,344	14,661	12,746
Signature loan and auto title loan loss provisions	15,052	11,588	9,023
Deferred taxes	13,647	(1,287)	2,493
(Gain) / loss on sale or disposal of assets	309	1,528	(1,024)
Stock compensation	13,208	4,512	3,701
Income from investment in unconsolidated affiliates	(16,237)	(10,750)	(5,016)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	(2,998)	(4,312)	(1,408)
Inventory, net	(5,422)	(2,144)	(783)
Prepaid expenses, other current assets, and other assets, net	(12,759)	(6,277)	(4,767)
Accounts payable and accrued expenses	6,881	15,592	(3,649)
Customer layaway deposits	(70)	1,824	861
Deferred gains and other long-term liabilities	(345)	(736)	(363)
Excess tax benefit from stock compensation	(3,230)	(1,861)	(1,789)
Income taxes	(98)	5,093	2,120
Net cash provided by operating activities	148,441	124,725	80,617
Investing Activities:
Loans made	(652,403)	(545,579)	(446,023)
Loans repaid	405,594	335,832	276,255
Recovery of pawn loan principal through sale of forfeited collateral	205,662	174,224	154,235
Additions to property and equipment	(34,776)	(25,741)	(19,264)
Acquisitions, net of cash acquired	(67,919)	(21,837)	(40,922)
Investments in unconsolidated affiliates	0	(59,188)	0
Dividends from unconsolidated affiliates	7,274	3,841	1,634
Proceeds on disposal of assets	0	1,347	1,062
Net cash used in investing activities	(136,568)	(137,101)	(73,023)
Financing Activities:
Proceeds from exercise of stock options	397	1,602	4,943
Stock issuance costs related to acquisitions	0	0	(442)
Excess tax benefit from stock compensation	3,230	1,861	1,789
Debt issuance costs	(2,397)	3	(1,179)
Taxes paid related to net share settlement of equity awards	(7,484)	0	0
Proceeds on revolving line of credit	164,500	63,050	0
Payments on revolving line of credit	(147,000)	(63,050)
Proceeds from bank borrowings	0	0	40,000
Payments on bank borrowings	(25,004)	(10,000)	(35,385)
Net cash provided by (used in) financing activities	(13,758)	(6,534)	9,726
Change in cash and equivalents	(1,885)	(18,910)	17,320
Cash and equivalents at beginning of period	25,854	44,764	27,444
Cash and equivalents at end of period	23,969	25,854	44,764
Cash paid during the period for:
Interest	1,147	913	1,181
Income taxes	55,124	50,631	32,231
Non-cash Investing and Financing Activities:
Pawn loans forfeited and transferred to inventory	215,188	177,821	155,690
Foreign currency translation adjustment	(5,024)	1,755	7,201
Acquisition-related stock issuance	7,304	(31)	70,753
Issuance of common stock to 401(k) plan	$ 377	$ 260	$ 178

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Sep. 30, 2008	$ 273,050	$ 416	$ 135,895	$ 134,170	$ (12)	$ 2,581
Beginning balance, shares at Sep. 30, 2008		41,535
Issuance of Common Stock to 401(k) plan	178		178
Issuance of Common Stock to 401(k) plan, shares		17
Stock compensation	3,701		3,701
Stock options exercised	4,943	16	4,915		12
Stock options exercised, shares	1,528,048	1,517
Issuance of Common Stock due to acquisitions	70,753	51	70,702
Issuance of Common Stock due to acquisitions, shares	5,174,900	5,175
Release of Restricted Stock		4	(4)
Release of Restricted Stock, shares		459
Excess tax benefit from stock compensation	1,789		1,789
Unrealized gain (loss) on available-for-sale securities
Foreign currency translation adjustment	(7,201)					(7,201)
Net income	68,472			68,472
Total comprehensive income	61,271
Ending balance at Sep. 30, 2009	415,685	487	217,176	202,642	0	(4,620)
Ending balance, shares at Sep. 30, 2009		48,703
Issuance of Common Stock to 401(k) plan	260		260
Issuance of Common Stock to 401(k) plan, shares		13
Stock compensation	4,512		4,512
Stock options exercised	1,602	6	1,596
Stock options exercised, shares	494,202	494
Issuance of Common Stock due to acquisitions	(31)		(31)
Issuance of Common Stock due to acquisitions	(31)
Release of Restricted Stock, shares		16
Excess tax benefit from stock compensation	1,861		1,861
Unrealized gain (loss) on available-for-sale securities
Foreign currency translation adjustment	(1,755)					(1,755)
Net income	97,294			97,294
Total comprehensive income	95,539
Ending balance at Sep. 30, 2010	519,428	493	225,374	299,936	0	(6,375)
Ending balance, shares at Sep. 30, 2010		49,226
Issuance of Common Stock to 401(k) plan	377		377
Issuance of Common Stock to 401(k) plan, shares		12
Stock compensation	13,208		13,208
Stock options exercised	397	1	396
Stock options exercised, shares	62,173	62
Issuance of Common Stock due to acquisitions	7,304	2	7,302
Issuance of Common Stock due to acquisitions, shares	208,763	209
Release of Restricted Stock, shares		690
Excess tax benefit from stock compensation	3,230	5	3,225
Taxes paid related to net share settlement of equity awards	(7,484)		(7,484)
Unrealized gain (loss) on available-for-sale securities	605					605
Foreign currency translation adjustment	5,024					5,024
Net income	122,159			122,159
Total comprehensive income	127,788
Ending balance at Sep. 30, 2011	$ 664,248	$ 501	$ 242,398	$ 422,095	$ 0	$ (746)
Ending balance, shares at Sep. 30, 2011		50,199

Organization and Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Organization and Summary of Significant Accounting Policies/Supplemental Consolidated Financial Information [Abstract]
Organization and Summary of Significant Accounting Policies
Note A: Organization and Summary of Significant Accounting Policies
Organization: We are a leading provider of specialty consumer financial services. We provide collateralized, non-recourse loans, commonly known as pawn loans, and a variety of short-term consumer loans including payday loans, installment loans and auto title loans, or fee-based credit services to customers seeking loans.
At September 30, 2011, we operated a total of 1,111 locations, consisting of 433 U.S. pawn stores (operating as EZPAWN or Value Pawn), 178 pawn stores in Mexico (operating as Empeño Fácil or Empeñe Su Oro), 436 U.S. financial services stores (operating primarily as EZMONEY), 49 financial services stores in Canada (operating as CASHMAX) and 15 financial and retail services stores in Canada (operating as Cash Converters). In addition, we are the franchisor for 13 franchised stores in Canada pursuant to our acquisition of the Cash Converters master franchise in that country. We also own almost 30% of Albemarle & Bond Holdings PLC, one of the U.K.’s largest pawnbroking businesses with over 150 stores, and almost 33% of Cash Converters International Limited, which franchises and operates a worldwide network of over 600 financial services and second-hand retail stores.
Consolidation: The consolidated financial statements include the accounts of EZCORP, Inc. and its wholly owned subsidiaries. All significant inter-company accounts and transactions have been eliminated in consolidation. We account for our investments in Albemarle & Bond Holdings, PLC and Cash Converters International Limited using the equity method.
Pawn Loan and Sales Revenue Recognition: We record pawn service charges using the interest method for all pawn loans we believe to be collectible. We base our estimate of collectible loans on several factors, including recent redemption rates, historical trends in redemption rates and the amount of loans due in the following two months. Unexpected variations in any of these factors could change our estimate of collectible loans, affecting our earnings and financial condition. If a pawn loan is not repaid, we value the forfeited collateral (inventory) at the lower of cost (pawn loan principal) or market value of the property. We record sales revenue and the related cost when this inventory is sold, or when we receive the final payment on a layaway sale. Sales tax collected upon the sale of inventory is excluded from the amount recognized as sales and instead recorded as a liability in “Accounts payable and other accrued expenses” on our balance sheets until remitted to the appropriate governmental authorities.
Signature Loan Credit Service Fee Revenue Recognition: We earn credit service fees when we assist customers in obtaining signature loans from unaffiliated lenders. We initially defer recognition of the fees we expect to collect, net of direct expenses, and recognize that deferred net amount over the life of the related loans. We reserve the percentage of credit service fees we expect not to collect. Accrued fees related to defaulted loans reduce credit service fee revenue upon loan default, and increase credit service fee revenue upon collection. Signature loan credit service fee revenue is included in “Signature loan fees” on our statements of operations.
Signature Loan Credit Service Bad Debt: We issue letters of credit to enhance the creditworthiness of our customers seeking signature loans from unaffiliated lenders. The letters of credit assure the lenders that if borrowers default on the loans, we will pay the lenders, upon demand, the principal and accrued interest owed to the lenders by the borrowers plus any insufficient funds fees. Although amounts paid under letters of credit may be collected later, we charge those amounts to signature loan bad debt upon default. We record recoveries under the letters of credit as a reduction of bad debt at the time of collection. After attempting collection of bad debts internally, we occasionally sell them to an unaffiliated company as another method of recovery, and record the proceeds from such sales as a reduction of bad debt at the time of the sale.
The majority of our credit service customers obtain short-term signature loans with a single maturity date. These short-term loans, with terms averaging about 16 days, are considered defaulted if they have not been repaid or renewed by the maturity date. Other credit service customers obtain installment loans with a series of payments due over as much as a seven-month period. If one payment of an installment loan is delinquent, that one payment is considered defaulted. If more than one installment payment is delinquent at any time, the entire loan is considered defaulted.
Allowance for Losses on Signature Loan Credit Services: We provide an allowance for losses we expect to incur under letters of credit for brokered signature loans that have not yet matured. The allowance is based on recent loan default experience adjusted for seasonal variations. It includes all amounts we expect to pay to the unaffiliated lenders upon loan default, including loan principal, accrued interest, insufficient funds fees, and late fees, net of the amounts we expect to collect from borrowers (collectively, “Expected LOC Losses”). Changes in the allowance are charged to signature loan bad debt. We include the balance of Expected LOC Losses in “Accounts payable and other accrued expenses” on our balance sheets. Based on the expected loss and collection percentages, we also provide an allowance for the signature loan credit service fees we expect not to collect, and charge changes in this allowance to signature loan fee revenue.
Signature Loan Revenue Recognition: We accrue fees in accordance with state and provincial laws on the percentage of signature loans (payday loans and installment loans) we have made that we believe to be collectible. Accrued fees related to defaulted loans reduce fee revenue upon loan default, and increase fee revenue upon collection.
Signature Loan Bad Debt: We consider a payday loan defaulted if it has not been repaid or renewed by the maturity date. If one payment of an installment loan is delinquent, that one payment is considered defaulted. If more than one installment payment is delinquent at any time, the entire installment loan is considered defaulted. Although defaulted loans may be collected later, we charge the loan principal to signature loan bad debt upon default, leaving only active loans in the reported balance. We record collections of principal as a reduction of signature loan bad debt when collected. After attempting collection of bad debts internally, we occasionally sell them to an unaffiliated company as another method of recovery and record the proceeds from such sales as a reduction of bad debt at the time of sale.
Signature Loan Allowance for Losses: We provide an allowance for losses on signature loans that have not yet matured and related fees receivable, based on recent loan default experience adjusted for seasonal variations. We charge any changes in the principal valuation allowance to signature loan bad debt. We record changes in the fee receivable valuation allowance to signature loan fee revenue.
Auto Title Loan Credit Service Fee Revenue Recognition: We earn auto title credit service fees when we assist customers in obtaining auto title loans from unaffiliated lenders. We recognize the fee revenue ratably over the life of the loan, and reserve the percentage of fees we expect not to collect. Auto title loan credit service fee revenue is included in “Auto title loan fees” on our statements of operations.
Bad Debt and Allowance for Losses on Auto Title Loan Credit Services: We issue letters of credit to enhance the creditworthiness of our customers seeking auto title loans from unaffiliated lenders. The letters of credit assure the lenders that if borrowers default on the loans, we will pay the lenders, upon demand, all amounts owed to the lenders by the borrowers plus any late fees. Through a charge to auto title loan bad debt, we provide an allowance for losses we expect to incur under letters of credit for brokered auto title loans, and record actual charge-offs against this allowance. The allowance includes all amounts we expect to pay to the unaffiliated lenders upon loan default, including principal, accrued interest and late fees, net of the amounts we expect to collect from borrowers or through the sale of repossessed vehicles. We include the allowance for expected losses in “Accounts payable and other accrued expenses” on our balance sheets.
Auto Title Loan Revenue Recognition: We accrue fees in accordance with state laws on the percentage of auto title loans we have made that we believe to be collectible. We recognize the fee revenue ratably over the life of the loan.
Auto Title Loan Bad Debt and Allowance for Losses: Based on historical collection experience, the age of past-due loans and amounts we expect to receive through the sale of repossessed vehicles, we provide an allowance for losses on auto title loans and related fees receivable. We charge any increases in the principal valuation allowance to auto title loan bad debt and charge uncollectable loans against this allowance. We record changes in the fee receivable valuation allowance to auto title loan fee revenue.
Cash and Cash Equivalents and Cash Concentrations: Cash and cash equivalents consist primarily of cash on deposit or highly liquid investments or mutual funds with original contractual maturities of three months or less. We hold cash at major financial institutions that often exceed FDIC insured limits. We manage our credit risk associated with cash and cash equivalents and cash concentrations by investing in high quality instruments or funds, concentrating our cash deposits in high quality financial institutions and by periodically evaluating the credit quality of the primary financial institutions issuing investments or holding such deposits. Historically, we have not experienced any losses due to such cash concentrations.
Inventory: If a pawn loan is not redeemed, we record the forfeited collateral at cost (the principal amount of the pawn loan). We do not record loan loss allowances or charge-offs on the principal portion of pawn loans, as they are fully collateralized. In order to state inventory at the lower of cost (specific identification) or market value, we record an allowance for excess, obsolete or slow moving inventory based on the type and age of merchandise. We record changes in the inventory valuation allowance as cost of goods sold.
Software Development Costs: We capitalize certain costs incurred in connection with developing or obtaining software for internal use, and amortize the costs by the straight-line method over the estimated useful lives of each system, typically five years.
Customer Layaway Deposits: Customer layaway deposits are recorded as deferred revenue until we collect the entire related sales price and deliver the related merchandise to the customer.
Intangible Assets: Goodwill and other intangible assets having indefinite lives are not subject to amortization. They are tested for impairment each July 1st, or more frequently if events or changes in circumstances indicate that they might be impaired, based on cash flows and other market valuation methods. We amortize intangible assets with definite lives over their estimated useful lives using the straight-line method.
Property and Equipment: We record property and equipment at cost. We depreciate these assets on a straight-line basis using estimated useful lives of 30 years for buildings and 2 to 7 years for furniture, equipment, and software development costs. We depreciate leasehold improvements over the shorter of their estimated useful life (typically 10 years) or the reasonably assured lease term at the inception of the lease.
Valuation of Tangible Long-Lived Assets: We assess the impairment of tangible long-lived assets whenever events or changes in circumstances indicate that the net recorded amount may not be recoverable. The following factors could trigger an impairment review: significant underperformance relative to historical or projected future cash flows, significant changes in the manner of use of the assets or the strategy for the overall business, significant negative industry trends or legislative changes prohibiting us from offering our loan products. When we determine that the net recorded amount of tangible long-lived assets may not be recoverable, we measure impairment based on the excess of the assets’ net recorded amount over the estimated fair value.
Fair Value of Financial Instruments: We have elected not to measure at fair value any eligible items for which fair value measurement is optional. We determine the fair value of financial instruments by reference to various market data and other valuation techniques, as appropriate. Unless otherwise disclosed, the fair values of financial instruments approximate their recorded values, due primarily to their short-term nature. The recorded value of our outstanding debt is assumed to estimate its fair value, as it has no prepayment penalty and a floating interest rate based on market rates.
Acquisitions: We adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-10-65 (Business Combinations — Revised) on October 1, 2009, and have applied it prospectively to all business acquisitions completed since that date. In accordance with FASB ASC 805-10-65, we allocate the total acquisition price to the fair value of assets and liabilities acquired and now immediately expense transaction costs that would have been included in the purchase price allocation under previous accounting standards.
Foreign Currency Translation: Our equity investments in Albemarle & Bond and Cash Converters International are translated from British pounds and Australian dollars, respectively, into U.S. dollars at the exchange rates as of the investees’ balance sheet date of June 30. The related interest in the investees’ net income is translated at the average exchange rates for each six-month period reported by the investees. The functional currency of our wholly-owned Empeño Fácil pawn segment is the Mexican peso and the functional currency of our wholly-owned foreign subsidiary in Canada is the Canadian dollar. Empeño Fácil’s and our Canadian subsidiary’s balance sheet accounts are translated from their respective functional currencies into U.S. dollars at the exchange rate at the end of each quarter, and their earnings are translated into U.S. dollars at the average exchange rate each quarter. We present resulting translation adjustments from Albemarle & Bond, Cash Converters International, Empeño Fácil and our Canada subsidiary as a separate component of stockholders’ equity. Foreign currency transaction gains and losses have not been significant, and are reported as “Other” expense in our statements of operations.
Cost of Goods Sold: We include in cost of goods sold the historical cost of inventory sold, inventory shrinkage and any change in the allowance for inventory shrinkage and valuation. We also include the cost of operating our central jewelry processing unit, as it relates directly to sales of precious metals to refiners.
Operations Expense: Included in operations expense are costs related to operating our stores. These costs include labor, other direct expenses such as utilities, supplies and banking fees, and indirect expenses such as store rent, building repairs and maintenance, advertising, store property taxes and insurance, regional and area management expenses and the costs of our bad debt collection center.
Administrative Expense: Included in administrative expense are costs related to our executive and administrative offices. This includes executive and administrative salaries, wages, stock and incentive compensation, professional fees, license fees and costs related to the operation of our administrative offices such as rent, property taxes, insurance, and information technology.
Advertising: We expense advertising costs as incurred.
Income Taxes: We account for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying value of assets and liabilities and their tax basis and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the related temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized when the rate change is enacted.
Stock Compensation: We account for stock compensation in accordance with the fair value recognition provisions of FASB ASC 718-10-25 (Compensation — Stock Compensation). The fair value of restricted shares is measured as the closing market price of our stock on the date of grant, which is amortized over the vesting period for each grant. When granted, our policy is to estimate the grant-date fair value of options using the Black-Scholes-Merton option-pricing model and amortize that fair value to compensation expense on a ratable basis over the options’ vesting periods.
Use of Estimates: Generally accepted accounting principles require us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates.
Reclassifications: Certain prior year balances have been reclassified to conform to the current year presentation.
Recently Issued Accounting Pronouncements: In June 2009, FASB amended ASC 810-10-65 (Consolidation). Amended ASC 810-10-65 relates to the consolidation of variable interest entities. It eliminates the quantitative approach previously required for determining the primary beneficiary of a variable interest entity and requires ongoing qualitative reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. This guidance also requires additional disclosures about an enterprise’s involvement in variable interest entities. We adopted this amended standard October 1, 2010, resulting in no effect on our financial position, results of operations or cash flows.
In July 2010, FASB issued Accounting Standards Update (“ASU”) 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.” This update amends FASB ASC 310 (Receivables) to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide new disclosures about its financing receivables and related allowance for credit losses. We adopted this amended standard on October 1, 2010, resulting in no effect on our financial position, results of operations or cash flows. The additional required disclosures are included in Note S.
In June 2011, FASB issued ASU 2011-05, “Presentation of Comprehensive Income.” This update amends FASB ASC 220 (Comprehensive Income) and eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. We early adopted this amended standard in our fiscal year beginning October 1, 2010 with no effect on our financial position, results of operations or cash flows other than the presentation of our results of operations.

Acquisitions	12 Months Ended
Sep. 30, 2011
Acquisitions [Abstract]
Acquisitions
Note B: Acquisitions
On December 31, 2008, we acquired through a merger all of the capital stock of Value Financial Services, Inc. (“VFS”). The following table provides information related to the acquisition:

Fiscal Year Ended
September 30, 2009
(In thousands except store counts)
Pawn stores acquired	67

Consideration:
Cash	$13,590
Equity instruments (4.1 million shares of Class A Non-voting stock at $15.92 per share)	64,609

Fair value of total consideration transferred	78,199

Capitalized acquisition costs	894
Cash acquired	(1,410)

Total purchase price	77,683

Assumed debt	30,385

Total acquisition costs	$108,068

Current assets:
Pawn loans	$17,886
Pawn service charges receivable	3,491
Inventory	16,265
Deferred tax asset	4,394
Prepaid expenses and other assets	1,438

Total current assets	43,474

Property and equipment	5,584
Deferred tax asset, non-current	690
Goodwill	61,877
Other assets	5,719

Total assets	$117,344

Current liabilities:
Current maturities of long-term debt	$(4,000)
Accounts payable and other accrued expenses	(8,404)
Customer layaway deposits	(872)

Total current liabilities	(13,276)

Long-term debt	(26,385)

Total liabilities	(39,661)

Net assets acquired	$77,683

Goodwill recorded in U.S. Pawn segment	$61,877
Goodwill deductible for tax purposes	—
Indefinite lived intangible assets acquired:
Trademark and trade names	$4,870
Definite lived intangible assets acquired:
Favorable lease asset	$644
We estimated the fair value of the stock issued in the acquisition based on the average daily closing market price of our stock from two days before to two days after the announcement of the merger agreement. Since the date of acquisition, the total purchase price increased approximately $0.3 million due to additional transaction related costs identified after the point of acquisition.
As we expect to use the trademark and trade names indefinitely, they are not amortized but are tested at least annually for potential impairment. We are amortizing the favorable lease assets over the related lease terms used for straight-line rent purposes.
The factors contributing to the recognition of goodwill were based on several strategic and synergistic benefits we expect to realize from the acquisition. These benefits include a greater presence in prime pawn markets including making us the largest pawn store operator in Florida, expected administrative savings, increased scale and the ability to implement certain processes and practices at the acquired company in our existing and future operations.
The total purchase price presented above excludes contingent consideration paid under the terms of the acquisition, which depended on the price at which VFS shareholders sold their EZCORP shares. After the closing of the acquisition, we paid $10.7 million of contingent consideration to VFS shareholders related to the sale of approximately 3.9 million EZCORP shares. In accordance with accounting rules for contingent payments based on the acquirer’s stock price, all contingent consideration paid was recorded as a reduction of the additional paid-in capital recorded with the stock issuance and did not change the total recorded purchase price.
The results of the acquired stores have been consolidated with our results since their acquisition. The following table summarizes unaudited pro forma condensed combined statements of operations assuming the acquisition had occurred on the first day of fiscal 2009. Although VFS’s historical fiscal year ended on a different date than that of EZCORP, all VFS data included in the pro forma information are actual amounts for the periods indicated.
We have realized operating synergies and administrative savings. These come primarily from using the best practices from EZCORP and VFS in each business, economies of scale, reduced administrative support staff and the closure of VFS’s corporate offices. The pro forma information does not include any potential operating efficiencies or cost savings from expected synergies. The pro forma information is not necessarily an indication of the results that would have been achieved had the acquisition been completed as of the date indicated or that may be achieved in the future.
The following table presents unaudited consolidated pro forma information as if the VFS acquisition had occurred on October 1, 2009:

Fiscal Year Ended
September 30, 2009
(In thousands)
Total revenues	$634,693
Net revenues	380,020
Net income	70,358
The following table provides information related to the acquisitions of domestic and foreign pawn lending locations made during the years ended September 30, 2011, 2010 and 2009 (excluding locations acquired in connection with the acquisition described above related to Value Financial Services):

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In thousands except store counts)
Number of asset purchase acquisitions	9	5	1
Number of stock purchase acquisitions	3	—	—

U.S. pawn stores acquired	34	16	11
Mexico pawn stores acquired	6	—	—

Total pawn stores acquired	40	16	11

Consideration:
Cash	$69,977	$22,507	$17,124
Equity instruments	7,304	—	17,250

Fair value of total consideration transferred	77,281	22,507	34,374

Capitalized acquisition costs	—	—	178
Acquisition related costs included in administrative expenses	(920)	(643)	—
Cash acquired	(1,138)	(58)	(117)

Total purchase price	$75,223	$21,806	$34,435

Current assets:
Pawn loans	$8,572	$2,700	$5,442
Signature loans	710	—	55
Auto title loans	—	—	1,105
Service charges and fees receivable	1,270	379	1,322
Inventory	4,838	1,542	2,860
Deferred tax asset	461	223	334
Prepaid expenses and other assets	728	66	79

Total current assets	16,579	4,910	11,197

Property and equipment	1,051	387	392
Goodwill	56,703	15,870	16,297
Other assets	2,558	1,057	6,711

Total assets	76,891	$22,224	$34,597

Current liabilities:
Accounts payable and other accrued expenses	$(1,176)	$(93)	$(27)
Customer layaway deposits	(182)	(102)	(135)
Other current liabilities	(26)	—	—

Total current liabilities	(1,384)	(195)	(162)

Deferred tax liability	(284)	(223)	—

Total liabilities	(1,668)	(418)	(162)

Net assets acquired	$75,223	$21,806	$34,435

Goodwill deductible for tax purposes	$34,376	$15,870	$16,297
Goodwill recorded in U.S. Pawn Segment	53,555	15,870	16,297
Goodwill recorded in Empeño Fácil segment	3,148	—	—

Indefinite lived intangible assets acquired:
Pawn licenses	$—	$607	$6,680
Definite lived intangible assets acquired:
Favorable lease asset	$111	$—	$—
Non-compete agreements	769	420	—
The fiscal year 2011 acquisitions in the table above include an acquisition of the trademark and licensing rights for Cash Converters in Canada, in which no goodwill was acquired. The factors contributing to the recognition of goodwill were based on several strategic and synergistic benefits we expect to realize from the acquisitions. These benefits include our initial entry into Chicago, Iowa, Wisconsin, Utah, Hidalgo and Tlaxcala in addition to a greater presence in the prime pawn market of Florida and the ability to further leverage our expense structure through increased scale.
All stores were acquired as part of our continuing strategy to acquire pawn stores to enhance and diversify our earnings. Transaction related expenses were not material and were expensed as incurred. The results of all acquired stores have been consolidated with our results since their acquisition. The purchase price allocation of stores acquired in the most recent twelve months is preliminary as we continue to receive information regarding the acquired assets. Pro forma results of operations have not been presented because the acquisitions were not significant on either an individual or an aggregate basis, and it is not practicable to do so, as historical audited financial statements are not readily available.

Earnings per Share	12 Months Ended
Sep. 30, 2011
Earnings per Share [Abstract]
Earnings per Share
Note C: Earnings Per Share
We compute basic earnings per share on the basis of the weighted average number of shares of common stock outstanding during the period. We compute diluted earnings per share on the basis of the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and restricted stock awards.
Potential common shares are required to be excluded from the computation of diluted earnings per share if the assumed proceeds upon exercise or vest, as defined by FASB ASC 718-10-25, are greater than the cost to re-acquire the same number of shares at the average market price, and therefore the effect would be anti-dilutive.
Components of basic and diluted earnings per share and excluded anti-dilutive potential common shares are as follows:

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In thousands, except per share amounts)
Net income (A)	$122,159	$97,294	$68,472

Weighted average outstanding shares of common stock (B)	49,917	49,033	47,372
Dilutive effect of stock options and restricted stock	452	543	704

Weighted average common stock and common stock equivalents (C)	50,369	49,576	48,076

Basic earnings per share (A/B)	$2.45	$1.98	$1.45

Diluted earnings per share (A/C)	$2.43	$1.96	$1.42

Potential common shares excluded from the calculation of diluted earnings per share	2	15	124

Strategic Investments and Fair Value of Financial Instruments	12 Months Ended
Sep. 30, 2011
Strategic Investments and Fair Value of Financial Instruments [Abstract]
Strategic Investments and Fair Value of Financial Instruments
Note D: Strategic Investments and Fair Value of Financial Instruments
At September 30, 2011, we owned 16,644,640 ordinary shares of Albemarle & Bond Holdings, PLC, representing almost 30% of its total outstanding shares. Our total cost for those shares was approximately $27.6 million. Albemarle & Bond is primarily engaged in pawnbroking, retail jewelry sales, check cashing and lending in the United Kingdom. We account for the investment using the equity method. Since Albemarle & Bond’s fiscal year ends three months prior to ours, we report the income from this investment on a three-month lag. Albemarle & Bond files semi-annual financial reports for its fiscal periods ending December 31 and June 30. The income reported for our fiscal year ended September 30, 2011 represents our percentage interest in the results of Albemarle & Bond’s operations from July 1, 2010 to June 30, 2011. In fiscal 2011, 2010 and 2009, we received dividends from Albemarle & Bond of $3.2 million, $2.3 million and $1.6 million. Albemarle & Bond’s accumulated undistributed after-tax earnings included in our consolidated retained earnings were $23.5 million at September 30, 2011.
Conversion of Albemarle & Bond’s financial statements into US Generally Accepted Accounting Principles (“GAAP”) resulted in no material differences from those reported by Albemarle & Bond following International Financial Reporting Standards (“IFRS”).
In its functional currency of British pounds, Albemarle & Bond’s total assets increased 19% from June 30, 2010 to June 30, 2011 and its net income improved 6% for the year ended June 30, 2011. Below is summarized financial information for Albemarle & Bond’s most recently reported results after translation to U.S. dollars (using the exchange rate as of June 30 of each year for balance sheet items and average exchange rates for the income statement items for the periods indicated):

	As of June 30,
	2011	2010
	(In thousands)
Current assets	$125,862	$97,476
Non-current assets	64,325	52,325

Total assets	$190,187	$149,801

Current liabilities	$18,620	$17,898
Non-current liabilities	57,016	42,078
Shareholders’ equity	114,551	89,825

Total liabilities and shareholders’ equity	$190,187	$149,801

	Years ended June 30,
	2011	2010	2009
	(In thousands)
Gross revenues	$162,002	$129,794	$89,712
Gross profit	97,197	84,850	68,572
Profit for the year (net income)	24,324	22,792	17,239
At September 30, 2011, the recorded balance of our investment in Albemarle & Bond, accounted for on the equity method, was $48.4 million. Because Albemarle & Bond publicly reports its financial results only semi-annually as of June 30 and December 31, the latest Albemarle & Bond figures available are as of June 30, 2011, at which point our equity in net assets of Albemarle & Bond was $34.4 million. The difference between the recorded balance and our equity in Albemarle & Bond’s net assets represents the $10.0 million of unamortized goodwill, plus the cumulative difference resulting from Albemarle & Bond’s earnings, dividend payments and translation gains and losses since the dates of investment.
At September 30, 2011, we owned 124,418,000 shares, or approximately 33% of the total ordinary shares of Cash Converters International Limited, which is a publicly traded company headquartered in Perth, Australia. We acquired the shares between November 2009 and May 2010 for approximately $57.8 million. Cash Converters franchises and operates a worldwide network of approximately 600 specialty financial services and retail stores that provide pawn loans, short-term unsecured loans and other consumer finance products, and buy and sell second-hand goods. Cash Converters has significant store concentrations in Australia and the United Kingdom.
We account for our investment in Cash Converters using the equity method. Since Cash Converters’ fiscal year ends three months prior to ours, we report the income from this investment on a three-month lag. Cash Converters files semi-annual financial reports for its fiscal periods ending December 31 and June 30. Due to the three-month lag, income reported for our fiscal year ended September 30, 2011 represents our percentage interest in the results of cash Converters’ operations from July 1, 2010 to June 30, 2011. Our results for the twelve-month period ended September 30, 2010 include our percentage interest in Cash Converters’ 237 days of earnings from November 6, 2009 to June 30, 2010. This amount was estimated through daily proration of Cash Converters’ reported results for the twelve months ended June 30, 2010. In fiscal 2011 and 2010, we received dividends from Cash Converters of $4.1 and $1.5 million. Cash Converters’ accumulated undistributed after-tax earnings included in our consolidated retained earnings were $7.3 million at September 30, 2011.
Conversion of Cash Converters’ financial statements into US GAAP resulted in no material differences from those reported by Cash Converters following IFRS.
In its functional currency of Australian dollars, Cash Converters’ total assets increased 18% from June 30, 2010 to June 30, 2011 and its net income improved 27% for the year ended June 30, 2011. Below is summarized financial information for Cash Converters’ most recently reported results after translation to U.S. dollars (using the exchange rate as of June 30 of each year for balance sheet items and average exchange rates for the income statement items for the periods indicated):

	As of June 30,
	2011	2010
	(In thousands)
Current assets	$119,633	$96,489
Non-current assets	126,811	72,408

Total assets	$246,444	$168,897

Current liabilities	$38,235	$19,179
Non-current liabilities	22,528	10,199
Shareholders’ equity	185,681	139,519

Total liabilities and shareholders’ equity	$246,444	$168,897

	Years Ended June 30,
	2011	2010
	(In thousands)
Gross revenues	$184,011	$111,218
Gross profit	138,997	84,296
Profit for the year (net income)	27,328	19,122
At September 30, 2011, the recorded balance of our investment in Cash Converters, accounted for on the equity method, was $72.0 million. Because Cash Converters publicly reports its financial results only semi-annually as of June 30 and December 31, the latest Cash Converters figures available are as of June 30, 2011, at which point our equity in net assets of Cash Converters was $60.8 million. The difference between the recorded balance and our equity in Cash Converters’ net assets represents the $15.0 million of unamortized goodwill, plus the cumulative difference resulting from Cash Converters’ earnings, dividend payments and translation gains and losses since the dates of investment.
The table below summarizes the recorded value and fair value of each of these strategic investments at the dates indicated. These fair values are considered level one estimates within the fair value hierarchy of FASB ASC 820-10-50, and were calculated as (a) the quoted stock price on each company’s principal market multiplied by (b) the number of shares we owned multiplied by (c) the applicable foreign currency exchange rate at the dates indicated. We included no control premium for owning a large percentage of outstanding shares.

	September 30,
	2011	2010
	(In thousands of U.S. dollars)
Albemarle & Bond:
Recorded value	$48,361	$43,127
Fair value	91,741	75,520

Cash Converters:
Recorded value	71,958	58,259
Fair value	53,600	70,005
In August 2011, legislation was proposed in Australia that would, among other things, limit the interest charged on certain consumer loans and prohibit loan extensions and refinancings. If this legislation is enacted in its currently proposed form, Cash Converters’ consumer loan business in Australia may be adversely affected, which could have the effect of decreasing Cash Converters’ revenues and earnings. Cash Converters has announced that it is considering a wide range of steps which it can implement to reduce the potential adverse impact if the proposed legislation is enacted and that it believes it may be able to substantially reduce the adverse effects. As of September 30, 2011, the fair value of our investment in Cash Converters (based on the market price of Cash Converters stock as of that date) was below our recorded value. In light of Cash Converters’ statements regarding its ability to mitigate the potential impact of the proposed legislation, we consider this loss in value to be temporary.
Included in “Other Assets, net” on our balance sheets are available for sale securities with a fair value of $5.4 million at September 30, 2011 and $4.9 million at September 30, 2010. This is considered to be a level one measurement of fair value as it is based on the ending market price for the securities at that date, as quoted on an active public securities exchange.

Property and Equipment	12 Months Ended
Sep. 30, 2011
Property and Equipment [Abstract]
Property and Equipment
Note E: Property and Equipment
Major classifications of property and equipment were as follows:

	September 30,
	2011			2010
	(In thousands)
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Amount	Depreciation	Value	Amount	Depreciation	Value
Land	$4	$—	$4	$—	$—	$—
Buildings and improvements	88,263	(53,094)	35,169	78,997	(47,851)	31,146
Furniture and equipment	85,654	(52,562)	33,092	70,419	(44,209)	26,210
Software	28,653	(23,238)	5,415	25,128	(21,871)	3,257
Construction in progress	4,818	—	4,818	1,680	—	1,680

Total	$207,392	$(128,894)	$78,498	$176,224	$(113,931)	$62,293

Depreciation expense for fiscal 2011, 2010 and 2009 was $17.5 million, $14.0 million and $12.3 million. Included in these amounts for fiscal 2011, 2010 and 2009 is $1.4 million, $0.9 million and $1.0 million of depreciation expense related to capitalized computer software.

Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
Note F: Goodwill and Other Intangible Assets
The following table presents the balance of each major class of indefinite-lived intangible asset at the specified dates:

	September 30,
	2011	2010
	(In thousands)
Pawn licenses	$8,836	$8,836
Trade name	4,870	4,870
Goodwill	173,206	117,305

Total	$186,912	$131,011

The following table presents the changes in the carrying value of goodwill, by segment, for the fiscal years ended September 30, 2011 and 2010:

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
		(In thousands)
Balance at September 30, 2009	$94,192	$6,527	$—	$100,719
Acquisitions	15,871	—	—	15,871
Post-closing purchase price allocation adjustments for prior year acquisitions	192	—	—	192
Effect of foreign currency translation changes	—	523	—	523

Balance at September 30, 2010	110,255	7,050	—	117,305

Acquisitions	53,642	3,148	—	56,790
Effect of foreign currency translation changes	—	(889)	—	(889)

Balance at September 30, 2011	$163,897	$9,309	$—	$173,206

The following table presents the gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset at the specified dates:

	September 30,
	2011			2010
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Amount	Amortization	Value	Amount	Amortization	Value
	(In thousands)
Real estate finders’ fees	$1,157	$(479)	$678	$948	$(401)	$547
Non-compete agreements	3,722	(2,459)	1,263	3,081	(1,834)	1,247
Favorable lease	755	(322)	433	644	(219)	425
Franchise Rights	1,547	(32)	1,515	—	—	—
Deferred financing costs	2,411	(262)	2,149	1,469	(982)	487
Other	58	(12)	46	48	(6)	42

Total	$9,650	$(3,566)	$6,084	$6,190	$(3,442)	$2,748

The amortization of most definite lived intangible assets is recorded as amortization expense. The favorable lease asset and other intangibles are amortized to operations expense (rent expense) over the related lease terms. The deferred financing costs are amortized to interest expense over the life of our credit agreement. The following table presents the amount and classification of amortization recognized as expense in each of the periods presented:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Amortization expense	$855	$631	$485
Operations expense	111	129	95
Interest expense	615	403	296

Total expense from the amortization of definite-lived intangible assets	$1,581	$1,163	$876

The following table presents our estimate of amortization expense for definite-lived intangible assets:

Fiscal Years Ended September 30,	Amortization Expense	Operations Expense	Interest Expense
		(In thousands)
2012	$784	$92	$599
2013	346	76	599
2014	271	62	599
2015	234	51	352
2016	193	48	—
As acquisitions and dispositions occur in the future, amortization expense may vary from these estimates.

Accounts Payable and Other Accrued Expenses	12 Months Ended
Sep. 30, 2011
Accounts Payable and Other Accrued Expenses [Abstract]
Accounts Payable and Other Accrued Expenses
Note G: Accounts Payable and Other Accrued Expenses
Accounts payable and other accrued expenses consisted of the following:

	September 30,
	2011	2010
	(In thousands)
Trade accounts payable	$9,949	$9,135
Accrued payroll and related expenses	22,326	20,838
Accrued interest	13	94
Accrued rent and property taxes	10,728	9,121
Accrual for expected losses on credit service letters of credit	1,795	1,699
Collected funds payable to unaffiliated lenders under credit service programs	1,705	823
Other accrued expenses	10,884	7,953

	$57,400	$49,663

Long-term Debt	12 Months Ended
Sep. 30, 2011
Long-term Debt [Abstract]
Long-term Debt
Note H: Long-Term Debt
On May 10, 2011, we entered into a new senior secured credit agreement with a syndicate of five banks, replacing our previous credit agreement. Among other things, the new credit agreement provides for a four year $175 million revolving credit facility that we may, under the terms of the agreement, request to be increased to a total of $225 million. Upon entering the new credit agreement, we repaid and retired our $17.5 million outstanding debt. The new credit facility increases our available credit and provides greater flexibility to make investments and acquisitions both domestically and internationally.
Pursuant to the credit agreement, we may choose to pay interest to the lenders for outstanding borrowings at LIBOR plus 200 to 275 basis points or the bank’s base rate plus 100 to 175 basis points, depending on our leverage ratio computed at the end of each calendar quarter. On the unused amount of the credit facility, we pay a commitment fee of 37.5 to 50 basis points depending on our leverage ratio calculated at the end of each quarter. From the closing date to approximately October 31, 2011, we paid a minimum interest rate of LIBOR plus 250 basis points or the bank’s base rate plus 150 basis points, at our option, and a commitment fee of 50 basis points on the unused portion of the credit line. Terms of the credit agreement require, among other things, that we meet certain financial covenants. At September 30, 2011, we were in compliance with all covenants. We expect the recorded value of our debt to approximate its fair value as it is all variable rate debt and carries no pre-payment penalty.
At September 30, 2011, $17.5 million was outstanding under our revolving credit agreement. We also issued $5.0 million of bank letters of credit, leaving $152.5 million available on our revolving credit facility. The outstanding bank letters of credit secure our obligations under letters of credit we issue to unaffiliated lenders as part of our credit service operations.
In connection with the credit agreement we expensed $0.1 million of unamortized deferred financing costs related to our former credit agreement and recorded approximately $2.3 million deferred financing costs related to our new facility. These costs are included in intangible assets, net on the balance sheet and are being amortized to interest expense over their four-year estimated useful life.

Common Stock, Options, and Stock Compensation	12 Months Ended
Sep. 30, 2011
Common Stock, Options, and Stock Compensation [Abstract]
Common Stock, Options, and Stock Compensation
Note I: Common Stock, Options, and Stock Compensation
Our capital stock consists of two classes of common stock designated as Class A Non-voting Common Stock (“Class A Common Stock”) and Class B Voting Common Stock (“Class B Common Stock”). The rights, preferences and privileges of the Class A and Class B Common Stock are similar except that each share of Class B Common Stock has one vote and each share of Class A Common Stock has no voting privileges. All Class A Common Stock is publicly held. Holders of Class B Common Stock may, individually or as a class, convert some or all of their shares into Class A Common Stock on a one-to-one basis. Class A Common Stock becomes voting common stock upon the conversion of all Class B Common Stock to Class A Common Stock. We are required to reserve the number of authorized but unissued shares of Class A Common Stock that would be issuable upon conversion of all outstanding shares of Class B Common Stock.
The following table presents information on newly registered shares of our Class A Common Stock issued as acquisition consideration:

	Fiscal Years Ended September 30,
	2011	2010	2009
Shares issued due to acquisitions	208,763	—	5,174,900
We account for stock compensation in accordance with the fair value recognition and measurement provisions of FASB ASC 718-10-25 (Compensation-Stock Compensation). Compensation cost recognized includes compensation cost for all unvested stock compensation payments, based on the closing market price of our stock on the date of grant. We amortize the fair value of grants to compensation expense on a ratable basis over the vesting period for both cliff vesting and pro-rata vesting grants. We have not granted any stock options since fiscal 2007.
Our net income includes the following compensation costs related to our stock compensation arrangements:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Gross compensation costs
Stock options	$—	$4	$63
Restricted stock	13,208	4,508	3,638

Total gross compensation costs	13,208	4,512	3,701

Income tax benefits
Stock options	(1)	(56)	(32)
Restricted stock	(4,508)	(1,517)	(1,208)

Total income tax benefits	(4,509)	(1,573)	(1,240)

Net compensation expense	$8,699	$2,939	$2,461

All options and restricted stock relate to our Class A Common Stock.
Our non-employee directors have been granted restricted stock awards and non-qualified stock options that vest in one to two years from grant, with the options expiring in ten years. Restricted stock awards, non-qualified options and incentive stock options have been granted to our officers and employees under our 1998, 2003, 2006 and 2010 Incentive Plans. Most options have a contractual life of ten years and provide for pro-rata vesting over five years, but some provide for cliff vesting. Outstanding options have been granted with strike prices ranging from $0.86 per share to $4.05 per share. These were granted at or above the market price at the time of grant, and had no intrinsic value on the grant date.
On May 1, 2010 our Board of Directors approved the adoption of the EZCORP, Inc. 2010 Long-Term Incentive Plan (the “2010 Plan”). The 2010 Plan permits grants of options, restricted stock awards (“RSAs”) and stock appreciation rights covering up to 1,575,750 shares of our Class A Common Stock, including 75,750 shares that remained available for issuance under the previous plan. Awards that expire or are canceled without delivery of shares under the 2010 Incentive Plan generally become available for issuance in new grants. We generally issue new shares to satisfy stock option exercises, but used 10,000 treasury shares to satisfy one option exercise in fiscal 2009. We no longer hold any treasury shares. At September 30, 2011, 779,750 shares were available for grant under the 2010 Plan.
We measure the fair value of RSAs based upon the closing market price of our common stock as of the grant date. A summary of the RSA activity as follows:

	Fiscal Year Ended September 30, 2011
		Weighted
		Average Grant
	Shares	Date Fair Value
Outstanding at beginning of year	1,781,250	$13.50
Granted	868,500	20.34
Released	(1,035,250)	13.08
Forfeited	(79,500)	16.61

Outstanding at end of year	1,535,000	$17.49

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In millions except per share amounts)
Weighted average grant-date fair value per share of RSAs granted	$20.34	$14.64	$17.51
Total grant —date fair value of RSAs vested	$13.5	$0.2	$4.8
At September 30, 2011, the unamortized fair value of RSAs to be amortized over their remaining vesting periods was approximately $20.8 million and the fair value of all options had been fully amortized to expense. The weighted average period over which these costs will be amortized is four years.
A summary of the option activity for the current fiscal year follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
		Exercise	Term	Value
	Shares	Price	(years)	(thousands)

Outstanding at September 30, 2010	293,398	$3.81
Granted	—	—
Forfeited	—	—
Expired	(8,400)	1.48
Exercised	(62,600)	6.57

Outstanding at September 30, 2011	222,398	$3.12	2.37	$5,652
Vested and expected to vest	222,398	$3.12	2.37	$5,652
Vested at September 30, 2011	222,398	$3.12	2.37	$5,652

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In millions except share amounts)
Shares issued due to stock option exercises	62,173	494,202	1,528,048
Proceeds due to stock option exercises	$0.4	$1.6	$4.9
Tax benefit from stock option exercises	$0.2	$2.1	$1.4
Intrinsic value of stock options exercised	$1.5	$7.7	$15.5

Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes
Note J: Income Taxes
Significant components of the income tax provision are as follows:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Current
Federal	$50,148	$54,931	$38,898
State and foreign	2,728	2,172	1,519

	52,876	57,103	40,417
Deferred
Federal	13,408	(2,811)	(3,516)
State and foreign	268	(56)	(61)

	13,676	(2,867)	(3,577)

	$66,552	$54,236	$36,840

A reconciliation of income taxes calculated at the statutory rate and the provision for income taxes attributable to continuing operations is as follows:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Income taxes at the federal statutory rate	$66,049	$53,035	$36,859
Non-deductible expense related to incentive stock options	—	1	112
State income tax, net of federal benefit	2,728	2,172	1,519
Change in valuation allowance	1,425	1,273	157
Federal tax credits	(167)	(134)	(181)
Foreign tax credit	(4,356)	(2,849)	(1,228)
Other	873	738	(398)

Total provision	$66,552	$54,236	$36,840

Effective Tax Rate	35.3%	35.8%	35.0%

The decrease in the fiscal 2011 effective tax rate is due primarily to an increase in foreign tax credits, partly offset by a valuation allowance established on our foreign net operating losses during the start-up phase of operations in Canada. If we are able to generate taxable income in Canada in future years, this valuation allowance may then be reversed and the related deferred tax assets realized. Taking into account all the above factors and our expectations, we estimate our effective tax rate in the year ending September 30, 2012 will be approximately 35.2%.
Significant components of our deferred tax assets and liabilities as of September 30 are as follows (in thousands):

	September 30,
	2011	2010
	(In thousands)
Deferred tax assets:
Book over tax depreciation	$1,001	$3,894
Tax over book inventory	3,457	9,836
Accrued liabilities	12,220	11,041
Pawn service charges receivable	3,775	3,552
Stock compensation	—	2,838
Net operating loss carry-forward on foreign operations	1,425	1,273

Total deferred tax assets	21,878	32,434

Deferred tax liabilities:
Tax over book amortization	6,605	5,122
Foreign income and dividends	2,932	2,163
Stock compensation	194
Prepaid expenses	928	608

Total deferred tax liabilities	10,659	7,893

Net deferred tax asset	11,219	24,541
Valuation allowance	(1,425)	(1,273)

Net deferred tax asset	$9,794	$23,268

Substantially all of our operating income was generated from U.S. operations during 2010 and 2011, and we have elected to have our Mexican operations treated as a foreign branch of a U.S. subsidiary for U.S. income tax purposes. At September 30, 2011 and 2010, we provided deferred income taxes on all undistributed earnings from Albemarle & Bond, and received dividends of approximately $3.2 million and $2.3 million. At September 30, 2011 and 2010, we provided deferred income taxes on all undistributed earnings from Cash Converters, and received dividends of approximately $4.1 million and $1.5 million. Any taxes paid to foreign governments on these earnings may be used in whole or in part as credits against the U.S. tax on any dividends distributed from such earnings.
Under FASB ASC 740-10-25 (“Accounting for Uncertainty in Income Taxes”), a tax position must be more-likely-than-not to be sustained upon examination, based on the technical merits of the position to be recognized in the financial statements.
In making the determination of sustainability, we must presume the appropriate taxing authority with full knowledge of all relevant information will examine tax positions. FASB ASC 740-10-25 also prescribes how the benefit should be measured, including the consideration of any penalties and interest. It requires that the standard be applied to the balances of tax assets and liabilities as of the beginning of the period of adoption and that a corresponding adjustment be made to the opening balance of equity. As a result of the adoption of FASB ASC 740-10-25, we recognized a $106,000 liability, including $8,600 of penalties and interest, for unrecognized state income tax benefits net of federal taxes, and recorded this as a cumulative adjustment to our beginning retained earnings at October 1, 2007. We recorded an additional $380,000 uncertain tax position in fiscal 2008, and reversed it in fiscal 2009 due to a change in accounting method for tax purposes.
We recognize interest and penalties related to unrecognized tax benefits as federal income tax expense on our statement of operations.
Below is a reconciliation of the beginning and ending unrecognized tax benefits for the periods since adoption of FASB ASC 740-10-25 (in thousands):

Unrecognized tax benefits at September 30, 2008	$486
Reduction based on prior year tax positions	(380)
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	—

Unrecognized tax benefits at September 30, 2009	106
Reduction based on prior year tax positions	—
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	(55)

Unrecognized tax benefits at September 30, 2010	51
Reduction based on prior year tax positions	—
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	(51)

Unrecognized tax benefits at September 30, 2011	$—

We are subject to U.S., Mexican, and Canadian income taxes as well as to income taxes levied by various state and local jurisdictions. With few exceptions, we are no longer subject to examinations by tax authorities for years before the tax year ended September 30, 2007.

Related Party Transactions	12 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note K: Related Party Transactions
Effective October 1, 2010, 2009 and 2008, we entered one-year financial advisory services agreements with Madison Park, LLC, a business and financial advisory firm wholly-owned by Phillip E. Cohen, the beneficial owner of all of our outstanding Class B Common Stock. Either party could terminate the agreements at any time on thirty days written notice, but neither party elected to do so. The agreements required Madison Park to provide advice on our business and long-term strategic plan, including acquisitions and strategic alliances, operating and strategic objectives, investor relations, relations with investment bankers and other members of the financial services industry, international business development and strategic investment opportunities, and financial matters. The monthly fee for the services was $400,000 in fiscal 2011, $300,000 in fiscal 2010 and $200,000 in fiscal 2009. Total payments to Madison Park were $4.8 million in fiscal 2011, $3.6 million in fiscal 2010 and $2.4 million in fiscal 2009.
Effective October 1, 2011, we entered into a new financial advisory services agreement with Madison Park with a one-year term that expires September 30, 2012. The terms of the agreement are substantially the same as those in the fiscal 2011 agreement described above, except the monthly fee is $500,000.
Prior to approval of the Madison Park agreement and pursuant to our Policy for Review and Evaluation of Related Party Transactions, the Audit Committee of our Board of Directors implemented measures designed to ensure that the advisory services agreement with Madison Park was considered, analyzed, negotiated and approved objectively. Those measures included the engagement of an independent financial advisory firm to counsel and advise the committee in the course of its consideration and evaluation of the Madison Park relationship and the proposed terms of the new advisory services agreement and the receipt of a fairness opinion with respect to the fee to be paid to Madison Park.
After consideration and discussion of a number of factors, the information and fairness opinion provided by its independent financial advisory firm, and the relationships and the interests of Mr. Cohen, the Audit Committee concluded that the advisory services agreement was fair to, and in the best interests of, the company and its stockholders and, on that basis, approved the engagement of Madison Park pursuant to the advisory services agreement.

Leases	12 Months Ended
Sep. 30, 2011
Leases [Abstract]
Leases
Note L: Leases
We lease various facilities and certain equipment under operating leases. We also sublease some of the above facilities. Future minimum rentals due under non-cancelable leases and annual future minimum rentals expected under subleases are as follows:

	Years Ended September 30,
	(In thousands)
	Lease	Sublease
	Payments	Revenue
2012	$45,181	$226
2013	39,243	161
2014	30,001	111
2015	22,171	12
2016	13,874	—
Thereafter	19,731	—

	$170,201	$510

After an initial lease term of generally three to ten years, our lease agreements typically allow renewals in three to five-year increments. Our lease agreements generally include rent escalations throughout the initial lease term. Rent escalations are included in the above numbers. For financial reporting purposes, the aggregate rentals over the lease term, including lease renewal options that are reasonably assured, are expensed on a straight-line basis.

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In thousands)
Gross rent expense	$46,710	$39,394	$35,005
Sublease rent revenue	(141)	(132)	(81)

Net rent expense	$46,569	$39,262	$34,924

Prior to fiscal 2008, we completed several sale-leaseback transactions of previously owned facilities. Losses on sales were recognized immediately, and gains were deferred and are being amortized as a reduction of lease expense over the terms of the related leases. The remaining unamortized long-term portion of these deferred gains, amounting to $2.1 million at September 30, 2011, is included in “Deferred gains and other long-term liabilities” in our consolidated balance sheet. The short-term portion, included in “Accounts payable and other accrued expenses” was $0.4 million at September 30, 2011. Future rentals on these sale-leasebacks are included in the above schedule of future minimum rentals. Terms of these leases are consistent with the terms on our other lease agreements.

Employment Agreements	12 Months Ended
Sep. 30, 2011
Employment Agreements [Abstract]
Employment Agreements
Note M: Employment Agreements
Effective January 1, 2009, we entered into an Employment and Compensation Agreement with Joseph L. Rotunda, who was our Chief Executive Officer at the time. That agreement expired on October 8, 2010, and Mr. Rotunda retired from his positions as Chief Executive Officer and a member of the Board of Directors on October 31, 2010. The agreement provided Mr. Rotunda with certain severance and termination benefits if he served the full term of the agreement (through October 8, 2010). These benefits included (1) a cash payment in an amount equal to one year’s base salary plus his most recent annual incentive bonus award (total of approximately $3.4 million, payable on January 7, 2011) and (2) a five-year consulting agreement that provides for the following: an annual consulting fee of $500,000; an annual incentive bonus with a target amount equal to 50% of the annual fee and a maximum amount equal to 100% of the annual fee; and reimbursement of reasonable business expenses. The company has also agreed to continue the healthcare benefits for Mr. Rotunda during the term of the consulting agreement. If the consulting agreement is terminated by reason of Mr. Rotunda’s death or disability, he will be entitled to payment of an amount equal to one year’s annual consulting fee plus one year of incentive bonus (calculated at the target amount) and continuation of healthcare benefits for Mr. Rotunda and/or his spouse (as applicable) for one year. In addition, if the company terminates the consulting agreement (other than due to a material breach by Mr. Rotunda) or Mr. Rotunda terminates the consulting agreement because of a material breach by the company, then the company will pay Mr. Rotunda an amount of cash equal to all annual consulting fees that would have been payable to Mr. Rotunda had the agreement continued until the expiration of the five-year term, plus an additional $500,000 in lieu of subsequent annual incentive bonuses, and shall continue to provide the healthcare benefits for Mr. Rotunda until the expiration of the five-year term.
On October 8, 2010, the Board of Directors, acting pursuant to the terms of the applicable restricted stock award agreement and with the recommendation of the Compensation Committee, determined that Mr. Rotunda had satisfied the specified conditions for the accelerated vesting of all his unvested restricted stock (having served the full term of his employment agreement and successfully implemented a transition plan to a new Chief Executive Officer) and approved the vesting of the remaining 756,000 unvested shares on October 31, 2010, the effective date of Mr. Rotunda’s retirement.
On August 3, 2009, we entered into an employment agreement with Paul E. Rothamel, who became President in February 2010 and Chief Executive Officer on November 1, 2010. The agreement provides for certain benefits (principally, a payment equal to one year of then-current base salary) if (a) Mr. Rothamel terminates his employment for good reason (including a change in control), (b) we terminate Mr. Rothamel’s employment without cause, or (c) Mr. Rothamel dies or becomes totally and permanently disabled during his active employment. Mr. Rothamel is subject to confidentiality obligations and, for a period of two years following the termination of his employment, is prohibited from competing with us, soliciting our customers or soliciting our employees. The agreement had an initial term of two years, which expired on August 3, 2011, but under its terms, has been renewed for an additional one-year term and will continue to be renewed for successive one-year terms unless either party gives 90-days’ notice to terminate.
The company provides the following additional severance or change-in-control benefits to its executive officers:
•	The terms of employment for certain of our executive officers provide that the executive officer will receive salary continuation for one year if his or her employment is terminated by the company without cause.

•	Sterling B. Brinkley, Chairman of the Board, received a restricted stock award on October 2, 2006 that provides for accelerated vesting of some or all of the unvested shares under certain circumstances, including death or disability, failure to be re-elected to his current position or termination of employment without cause.

•	Generally, restricted stock awards, including those granted to the executive officers, provide for accelerated vesting of some or all of the unvested shares in the event of the holder’s death or disability.

Retirement Plans	12 Months Ended
Sep. 30, 2011
Retirement Plans [Abstract]
Retirement Plans
Note N: Retirement Plans
We sponsor a 401(k) retirement savings plan under which eligible employees may contribute a portion of pre-tax earnings. In our sole discretion, we may match employee contributions in the form of our Class A Common Stock. A participant vests in the matching contributions pro rata over their first four years of service and is 100% vested in all matching contributions after four years of service.
The following table presents matching contribution information to our 401(k) Plan:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Matching contributions to EZCORP 401(k) Plan	$377	$260	$178
Matching contributions to Value Financial Services 401(k) Plan	—	—	97

Total Matching contributions	$377	$260	$275

We also provide a non-qualified Supplemental Executive Retirement Plan for selected executives. Funds in the Supplemental Executive Retirement Plan vest over three years from the grant date, with one-third vesting each year. All of a participant’s Supplemental Executive Retirement Plan funds from all grants vest 100% in the event of the participant’s death or disability or the termination of the plan due to a change in control. In addition, the Supplemental Executive Retirement Plan funds are 100% vested when a participant attains his or her normal retirement age (60 years old and five years of active service) while actively employed by us. Expense of contributions to the Supplemental Executive Retirement Plan is recognized based on the vesting schedule.
The following table provides contribution and amortized expense amounts related to the Supplemental Executive Retirement Plan:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Contributions to the Supplemental Executive Retirement Plan	$701	$746	$579
Amortized expense due to Supplemental Executive Retirement Plan	$526	$562	$463

Contingencies	12 Months Ended
Sep. 30, 2011
Contingencies [Abstract]
Contingencies
Note O: Contingencies
Currently and from time to time, we are defendants in various legal and regulatory actions. While we cannot determine the ultimate outcome of these actions, we believe their resolution will not have a material adverse effect on our financial condition, results of operations or liquidity. However, we cannot give any assurance as to their ultimate outcome.

Quarterly Information (Unaudited)	12 Months Ended
Sep. 30, 2011
Quarterly Information (Unaudited) [Abstract]
Quarterly Information (Unaudited)
Note P: Quarterly Information (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
Year Ended September 30, 2011
Total revenues	$218,826	$213,254	$203,152	$234,085
Net revenues	134,232	130,950	122,997	146,759
Net income	27,429	31,838	26,527	36,365

Earnings per common share:
Basic	$0.55	$0.64	$0.53	$0.73
Diluted	$0.55	$0.63	$0.53	$0.72

Year Ended September 30, 2010
Total revenues	$184,751	$176,584	$173,542	$198,168
Net revenues	112,931	109,705	104,804	120,039
Net income	25,707	23,773	19,962	27,852

Earnings per common share:
Basic	$0.53	$0.49	$0.41	$0.57
Diluted	$0.52	$0.48	$0.40	$0.56

Comprehensive Income	12 Months Ended
Sep. 30, 2011
Comprehensive Income [Abstract]
Comprehensive Income
Note Q: Comprehensive Income
The table below presents the tax benefit (provision) of each component of comprehensive income:

	Fiscal Years Ended September 30,
	2011	2010	2009
Foreign currency translation tax benefit / (provision)	$(5,369)	$1,918	$1,598
Available for sale securities tax benefit / (provision)	(325)	—	—

Total tax benefit / (provision)	$(5,694)	$1,918	$1,598

Operating Segment Information	12 Months Ended
Sep. 30, 2011
Operating Segment Information [Abstract]
Operating Segment Information
Note R: Operating Segment Information
We manage our business and internal reporting as three reportable segments with operating results reported separately for each segment.
•	The U.S. Pawn Operations segment offers pawn related activities in our 433 U.S. pawn stores, offers signature loans in 43 pawn stores and six EZMONEY stores and offers auto title loans in 44 pawn stores.

•	The Empeño Fácil segment offers pawn related activities in 178 Mexico pawn stores.
•	The EZMONEY Operations segment offers signature loans in 430 U.S. and 64 Canadian financial services stores. The segment offers auto title loans in 397 of its U.S. stores and buys and sells second-hand goods 15 of its Canadian stores.
There are no inter-segment revenues, and the amounts below were determined in accordance with the same accounting principles used in our consolidated financial statements. The following tables present operating segment information:

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
	(In thousands)
Year Ended September 30, 2011:
Revenues:
Merchandise Sales	$256,643	$25,237	$203	$282,083
Jewelry Scrapping Sales	195,276	15,997	1,206	212,479
Pawn service charges	184,234	16,901	—	201,135
Signature loan fees	2,501	—	147,749	150,250
Auto title loan fees	1,539	—	20,162	21,701
Other	634	122	913	1,669

Total revenues	640,827	58,257	170,233	869,317

Merchandise cost of goods sold	147,239	14,672	149	162,060
Jewelry scrapping cost of goods sold	120,767	12,205	588	133,560
Signature loan bad debt	923	—	35,405	36,328
Auto title loan bad debt	165	—	2,266	2,431

Net revenues	371,733	31,380	131,825	534,938

Operations expense	177,191	20,636	69,225	267,052

Store operating income	$194,542	$10,744	$62,600	$267,886

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
	(In thousands)
Year Ended September 30, 2010:
Revenues:
Merchandise Sales	$226,424	$14,030	$—	$240,454
Jewelry scrapping Sales	163,667	7,389	355	171,411
Pawn service charges	154,505	9,190	—	163,695
Signature loan fees	1,930	—	137,385	139,315
Auto title loan fees	1,659	—	16,048	17,707
Other	442	—	21	463

Total revenues	548,627	30,609	153,809	733,045

Merchandise cost of goods sold	131,825	8,459	—	140,284
Jewelry scrapping cost of goods sold	104,531	6,137	170	110,838
Signature loan bad debt	641	—	31,068	31,709
Auto title loan bad debt	236	—	2,499	2,735

Net revenues	311,394	16,013	120,072	447,479

Operations expense	161,145	11,658	63,861	236,664

Store operating income	$150,249	$4,355	$56,211	$210,815

Year Ended September 30, 2009:
Revenues:
Merchandise Sales	$202,250	$8,751	$—	$211,001
Jewelry scrap Sales	117,013	1,900	9	118,922
Pawn service charges	124,396	5,773	—	130,169
Signature loan fees	2,293	—	131,051	133,344
Auto title loan fees	1,313	—	2,276	3,589
Other	431	—	—	431

Total revenues	447,696	16,424	133,336	597,456

Merchandise cost of goods sold	121,170	5,392	—	126,562
Jewelry scraping cost of goods sold	75,744	1,277	6	77,027
Signature loan bad debt	828	—	32,725	33,553
Auto title loan bad debt	124	—	256	380

Net revenues	249,830	9,755	100,349	359,934

Operations expense	140,525	5,833	59,879	206,237

Store operating income	$109,305	$3,922	$40,470	$153,697

The following table reconciles store operating income, as shown above, to our consolidated income before income taxes:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Consolidated store operating income	$267,886	$210,815	$153,697
Administrative expenses	75,270	52,740	40,497
Depreciation and amortization	18,344	14,661	12,746
(Gain) / loss on sale or disposal of assets	309	1,528	(1,024)
Interest income	(37)	(186)	(281)
Interest expense	1,690	1,385	1,425
Equity in net income of unconsolidated affiliates	(16,237)	(10,750)	(5,016)
Other	(164)	(93)	38

Consolidated income before income taxes	$188,711	$151,530	$105,312

The following table presents separately identified segment assets:

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
	(In thousands)
Assets at September 30, 2011:
Pawn loans	$134,457	$10,861	$—	$145,318
Signature loans, net	990	—	10,399	11,389
Auto title loans, net	930	—	2,292	3,222
Service charges and fees receivable, net	25,148	1,663	6,419	33,230
Inventory, net	81,257	8,514	602	90,373
Goodwill	163,897	9,309	—	173,206

Total separately identified recorded segment assets	$406,679	$30,347	$19,712	$456,738

Brokered signature loans outstanding from unaffiliated lenders	$206	$—	$20,767	$20,973
Brokered auto title loans outstanding from unaffiliated lenders	$175	$—	$5,892	$6,067

Assets at September 30, 2010:
Pawn loans	$113,944	$7,257	$—	$121,201
Signature loans, net	456	—	10,319	10,775
Auto title loans, net	651	—	2,494	3,145
Service charges and fees receivable, net	20,830	1,053	7,177	29,060
Inventory, net	66,542	4,935	25	71,502
Goodwill	110,255	7,050	—	117,305

Total separately identified recorded segment assets	$312,678	$20,295	$20,015	$352,988

Brokered signature loans outstanding from unaffiliated lenders	$231	$—	$22,709	$22,940
Brokered auto title loans outstanding from unaffiliated lenders	$236	$—	$6,589	$6,825

Assets at September 30, 2009:
Pawn loans	$98,099	$3,585	$—	$101,684
Signature loans, net	453	—	7,904	8,357
Auto title loans, net	685	—	978	1,663
Service charges and fees receivable, net	17,910	513	5,892	24,315
Inventory, net	61,196	2,804	1	64,001
Goodwill	94,192	6,527	—	100,719

Total separately identified recorded segment assets	$272,535	$13,429	$14,775	$300,739

Brokered signature loans outstanding from unaffiliated lenders	$278	$—	$22,706	$22,984
Brokered auto title loans outstanding from unaffiliated lenders	$276	$—	$1,910	$2,186
Brokered loans are not recorded as an asset on our balance sheet, as we do not own a participation in the loans made by unaffiliated lenders. We monitor the principal balance of these loans, as our credit service fees and bad debt are directly related to their volume due to the letters of credit we issue on these loans. The balance shown above is the gross principal balance of the loans outstanding.
The following table reconciles separately identified recorded segment assets, as shown above, to our consolidated total assets:

	September 30,
	2011	2010	2009
	(In thousands)
Total separately identified recorded segment assets	$456,738	$352,988	$300,739
Corporate assets	299,712	253,424	191,778

Total assets	$756,450	$606,412	$492,517

Allowance for Losses and Credit Quality of Financing Receivables	12 Months Ended
Sep. 30, 2011
Allowance for Losses and Credit Quality of Financing Receivables [Abstract]
Allowance for Losses and Credit Quality of Financing Receivables
Note S: Allowance for Losses and Credit Quality of Financing Receivables
We offer a variety of loan products and credit services to customers who do not have cash resources or access to credit to meet their short-term cash needs. Our customers are considered to be in a higher risk pool with regard to creditworthiness when compared to those of typical financial institutions. As a result, our receivables do not have a credit risk profile that can easily be measured by the normal credit quality indicators used by the financial markets. We manage the risk through closely monitoring the performance of the portfolio and through our underwriting process. This process includes review of customer information, such as making a credit reporting agency inquiry, evaluating and verifying income sources and levels, verifying employment and verifying a telephone number where customers may be contacted. For auto title loans, we additionally inspect the automobile, title and reference to market values of used automobiles.
As described in Note A, “Significant Accounting Policies,” we consider a signature loan defaulted if it has not been repaid or renewed by the maturity date. If one payment of an installment loan is delinquent, that one payment is considered defaulted. If more than one installment payment is delinquent at any time, the entire installment loan is considered defaulted. Although defaulted loans may be collected later, we charge the loan principal to signature loan bad debt upon default, leaving only active loans in the reported balance. Accrued fees related to defaulted loans reduce fee revenue upon loan default, and increase fee revenue upon collection. Based on historical collection experience, the age of past-due loans and amounts we expect to receive through the sale of repossessed vehicles, we provide an allowance for losses on auto title loans.
The accuracy of our allowance estimates is dependent upon several factors, including our ability to predict future default rates based on historical trends and expected future events. We base our estimates on observable trends and various other assumptions that we believe to be reasonable under the circumstances.
The following table presents changes in the allowance for credit losses as well as the recorded investment in our financing receivables by portfolio segment for the periods presented (in thousands):

	Allowance				Allowance	Financing
	Balance at				Balance at	Receivable
	Beginning				End of	End of
Description	of Period	Charge-offs	Recoveries	Provision	Period	Period
Allowance for losses on signature loans:
Year ended September 30, 2011	$750	$(18,043)	$6,349	$12,671	$1,727	$13,116
Year ended September 30, 2010	532	(14,807)	5,757	9,268	750	11,525
Year ended September 30, 2009	580	(14,456)	5,571	8,837	532	8,889

Allowance for losses on auto title loans:
Year ended September 30, 2011	$1,137	$(12,616)	$10,074	$1,943	$538	$3,760
Year ended September 30, 2010	291	(9,240)	7,425	2,661	1,137	4,282
Year ended September 30, 2009	—	(2,478)	2,387	382	291	1,954
The provision presented in the table above includes only principal and excludes items such as NSF fees, late fees, repossession fees, auction fees and interest. In addition, all credit service expenses and fees related to loans made by our unaffiliated lenders are excluded, as we do not own the loans made in connection with our credit services and they are not recorded as assets on our balance sheet. Expected losses on credit services are accrued and reported in “Accounts payable and other accrued expenses” on our balance sheets.
Auto title loans are our only loans that remain as recorded investments when in delinquent/nonaccrual status. We consider an auto title loan past due if it has not been repaid or renewed by the maturity date. Based on experience, we establish a reserve on all auto title loans. On auto title loans more than 90 days past due, we reserve the percentage we estimate will not be recoverable through auction and reserve 100% of loans for which we have not yet repossessed the underlying collateral. No fees are accrued on any auto title loans more than 90 days past due.
The following table presents an aging analysis of past due financing receivables by portfolio segment:

							Total	Recorded
	Days Past Due				Total	Current	Financing	Investment > 90
	1-30	31-60	61-90	>90	Past Due	Receivable	Receivable	Days & Accruing
September 30, 2011
Auto title loans	$840	$479	$283	$219	$1,821	$1,939	$3,760	$—
Reserve	$117	$114	$67	$172	$470	$68	$538	$—
Reserve %	14%	24%	24%	79%	26%	4%	14%	—

September 30, 2010
Auto title loans	$796	$552	$432	$532	$2,312	$1,970	$4,282	$—
Reserve	$188	$229	$256	$367	$1,040	$97	$1,137	$—
Reserve %	24%	41%	59%	69%	45%	5%	27%	—

Supplemental Consolidated Financial Information	12 Months Ended
Sep. 30, 2011
Organization and Summary of Significant Accounting Policies/Supplemental Consolidated Financial Information [Abstract]
Supplemental Consolidated Financial Information
Note T: Supplemental Consolidated Financial Information
Supplemental Consolidated Statements of Financial Position Information
The following table provides information on amounts included in accounts receivable, net and inventories, net:

	September 30,
	2011	2010
	(In thousands)
Pawn service charges receivable:
Gross pawn service charges receivable	$37,175	$31,575
Allowance for doubtful accounts	(10,720)	(9,949)

Pawn service charges receivable, net	$26,455	$21,626

Signature loan fees receivable:
Gross signature loan fees receivable	$5,839	$6,144
Allowance for doubtful accounts	(491)	(326)

Signature loan fees receivable, net	$5,348	$5,818

Auto title loan fees receivable:
Gross auto title loan fees receivable	$1,507	$1,721
Allowance for doubtful accounts	(80)	(105)

Auto title loan fees receivable, net	$1,427	$1,616

Inventory:
Inventory, gross
Inventory reserves	$99,854	$77,211
Inventory, net	(9,481)	(5,709)

	$90,373	$71,502

Supplemental Consolidated Statements of Income
The table below provides advertising expense for periods presented. Advertising costs are included in administrative expenses in the Consolidated Statements of Income:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Advertising Expense	$3,577	$2,205	$2,033
Other Supplemental Information

	September 30,
	2011	2010
	(In thousands)
Signature Loans:
Expected LOC losses	$1,562	$1,337
Maximum exposure for LOC losses	$23,845	$24,449

Auto title loans:
Expected LOC losses	$233	$362
Maximum exposure for LOC losses	$6,423	$7,197
Valuation and Qualifying Accounts

	Balance at	Additions			Balance at
	Beginning	Charged to	Charged to		End
Description	of Period	Expense	Other Accts	Deductions	of Period
	(In thousands)
Allowance for valuation of inventory:
Year ended September 30, 2011	$5,709	$3,772	$—	$—	$9,481

Year ended September 30, 2010	$5,719	$—	$—	$10	$5,709

Year ended September 30, 2009	$4,028	$1,691	$—	$—	$5,719

Allowance for uncollectible pawn service charges receivable:
Year ended September 30, 2011	$9,949	$—	$771	$—	$10,720

Year ended September 30, 2010	$8,521	$—	$1,428	$—	$9,949

Year ended September 30, 2009	$5,315	$—	$3,206	$—	$8,521

Allowance for uncollectible signature loan fees receivable:
Year ended September 30, 2011	$326	$—	$165	$—	$491

Year ended September 30, 2010	$461	$—	$(135)	$—	$326

Year ended September 30, 2009	$581	$—	$(120)	$—	$461

Allowance for valuation of deferred tax assets:
Year ended September 30, 2011	$1,273	$152	$—	$—	$1,425

Year ended September 30, 2010	$—	$1,273	$—	$—	$1,273

Year ended September 30, 2009	$233	$—	$—	$233	$—

Allowance for uncollectible auto title loan fees receivable:
Year ended September 30, 2011	$105	$—	$(25)	$—	$80

Year ended September 30, 2010	$21	$—	$84	$—	$105

Year ended September 30, 2009	$—	$—	$21	$—	$21

Subsequent Events	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events
Note U: Subsequent Events
Acquisitions
Since the end of our fiscal year, we acquired 17 pawn stores located in Florida and the greater San Antonio, Texas metropolitan area and eight Cash Converters locations located in Pennsylvania, Virginia and Ontario, Canada, for consideration of approximately $49.2 million. The consideration was comprised of $48.2 million cash and approximately $1.0 million related to the issuance of 33,011 shares of EZCORP Class A Non-voting Common Stock. The purchase price allocation for these acquisitions is incomplete as we continue to receive information regarding the acquired assets. As a result, we are unable to provide at this time a breakout between net tangible assets, intangible assets and goodwill.
Condensed Consolidating Financial Information
We expect to file with the United States Securities and Exchange Commission a “shelf” registration statement on Form S-3 registering the offer and sale of an indeterminate amount of a variety of securities, including debt securities. Unless otherwise indicated in connection with a particular offering of debt securities, each of our domestic subsidiaries will fully and unconditionally guarantee on a joint and several basis our payment obligations under such debt securities.
In accordance with Rule 3-10(d) of Regulation S-X, the following presents condensed consolidating financial information as of September 30, 2011 and 2010, and for each of the three years ended September 30, 2011 for EZCORP, Inc. (the “Parent”), each of the Parent’s domestic subsidiaries (the “Subsidiary Guarantors”) on a combined basis and each of the Parent’s other subsidiaries (the “Other Subsidiaries”) on a combined basis. Eliminating entries presented are necessary to combine the groups of entities.
Condensed Consolidating Balance Sheets

	As of September 30, 2011
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$—	$20,860	$3,109	$—	$23,969
Pawn loans	—	134,457	10,861	—	145,318
Signature loans, net	—	9,304	2,085	—	11,389
Auto title loans, net	—	3,222	—	—	3,222
Pawn service charges receivable, net	—	24,792	1,663	—	26,455
Signature loan fees receivable, net	—	5,215	133	—	5,348
Auto title loan fees receivable, net	—	1,427	—	—	1,427
Inventory, net	—	81,277	9,096	—	90,373
Deferred tax asset	12,728	5,397	—	—	18,125
Receivable from affiliates	66,450	(66,450)	—	—	—
Income taxes receivable	—	—	—	—	—
Prepaid expenses and other assets	29	25,976	4,606	—	30,611

Total current assets	79,207	245,477	31,553	—	356,237

Investments in unconsolidated affiliates	71,958	48,361	—	—	120,319
Investments in subsidiaries	84,303	44,323	—	(128,626)	—
Property and equipment, net	—	59,434	19,064	—	78,498
Deferred tax asset, non-current	—	—	—	—	—
Goodwill	—	163,897	9,309	—	173,206
Other assets, net	2,147	22,219	3,822	2	28,190

Total assets	$237,615	$583,711	$63,748	$(128,624)	$756,450

Liabilities and stockholders’ equity:
Current liabilities:
Current maturities of long-term debt	$—	$—	$—	$—	$—
Accounts payable and other accrued expenses	13	50,871	6,516	—	57,400
Customer layaway deposits	—	5,711	465	—	6,176
Intercompany Payables	(199,190)	178,375	20,761	54	—
Income taxes payable	9,552	(5,150)	(3,709)	—	693

Total current liabilities	(189,625)	229,807	24,033	54	64,269

Long-term debt, less current maturities	17,500	—	—	—	17,500
Deferred tax liability	5,940	1,563	828	—	8,331
Deferred gains and other long-term liabilities	—	2,102	—	—	2,102

Total liabilities	(166,185)	233,472	24,861	54	92,202

Commitments and contingencies
Stockholders’ equity:
Class A Non-voting Common Stock	461	12	—	(2)	471
Class B Voting Common Stock	30	(1)	1	—	30
Additional paid-in capital	221,526	98,980	50,568	(128,676)	242,398
Retained earnings	174,860	251,418	(4,183)	—	422,095
Accumulated other comprehensive income (loss)	6,923	(170)	(7,499)	—	(746)

Total stockholders’ equity	403,800	350,239	38,887	(128,678)	664,248

Total liabilities and stockholders’ equity	$237,615	$583,711	$63,748	$128,624	$756,450

	As of September 30, 2010
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$—	$23,862	$1,992	$—	$25,854
Pawn loans	—	113,944	7,257	—	121,201
Signature loans, net	—	9,828	947	—	10,775
Auto title loans, net	—	3,145	—	—	3,145
Pawn service charges receivable, net	—	20,573	1,053	—	21,626
Signature loan fees receivable, net	—	5,733	85	—	5,818
Auto title loan fees receivable, net	—	1,616	—	—	1,616
Inventory, net	—	66,547	4,955	—	71,502
Deferred tax asset	18,085	4,950	173	—	23,208
Receivable from affiliates	—	—	—	—	—
Income taxes receivable	3,185	(3,185)	—	—	—
Prepaid expenses and other assets	6	14,769	2,652	—	17,427

Total current assets	21,276	261,782	19,114	—	302,172

Investments in unconsolidated affiliates	58,259	43,127	—	—	101,386
Investments in subsidiaries	76,999	9,095	—	(86,094)	—
Property and equipment, net	—	49,031	13,262	—	62,293
Deferred tax asset, non-current	1,161	(1,101)	—	—	60
Goodwill	—	110,254	7,051	—	117,305
Other assets, net	217	20,938	2,041	—	23,196

Total assets	$157,912	$493,126	$41,468	$(86,094)	$606,412

Liabilities and stockholders’ equity:
Current liabilities:
Current maturities of long-term debt	$10,000	$—	$—	$—	$10,000
Accounts payable and other accrued expenses	90	44,859	4,714	—	49,663
Customer layaway deposits	—	5,940	169	—	6,109
Intercompany Payables	(251,158)	222,767	28,341	50	—
Income taxes payable	11,031	(5,147)	(2,197)	—	3,687

Total current liabilities	(230,037)	268,419	31,027	50	69,459

Long-term debt, less current maturities	15,000	—	—	—	15,000
Deferred tax liability	—	—	—	—	—
Deferred gains and other long-term liabilities	—	2,525	—	—	2,525

Total liabilities	(215,037)	270,944	31,027	50	86,984

Commitments and contingencies
Stockholders’ equity:
Class A Non-voting Common Stock	452	11	—	—	463
Class B Voting Common Stock	30	(1)	1	—	30
Additional paid-in capital	218,087	78,091	15,340	(86,144)	225,374
Retained earnings	156,329	145,954	(2,347)	—	299,936
Accumulated other comprehensive income (loss)	(1,949)	(1,873)	(2,553)	—	(6,375)

Total stockholders’ equity	372,949	222,182	10,441	(86,144)	519,428

Total liabilities and stockholders’ equity	$157,912	$493,126	$41,468	$(86,094)	$606,412

Condensed Consolidating Statements of Operations

	Year Ended September 30, 2011
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues:
Sales	$—	$452,039	$42,523	$—	$494,562
Pawn service charges	—	184,234	16,901	—	201,135
Signature loan fees	—	141,545	8,705	—	150,250
Auto title loan fees	—	21,701	—	—	21,701
Other	66,450	1,042	627	(66,450)	1,669

Total revenues	66,450	800,561	68,756	(66,450)	869,317

Cost of goods sold	—	268,068	27,552	—	295,620
Signature loan bad debt	—	33,735	2,593	—	36,328
Auto title loan bad debt	—	2,431	—	—	2,431

Net revenues	66,450	496,327	38,611	(66,450)	534,938

Operating expenses:
Operations	—	237,040	30,012	—	267,052
Administrative	—	70,160	5,110	—	75,270
Depreciation	—	14,326	3,163	—	17,489
Amortization	—	400	455	—	855
(Gain) loss on sale or disposal of assets	—	138	171	—	309

Total operating expenses	—	322,064	38,911	—	360,975

Operating income	66,450	174,263	(300)	(66,450)	173,963

Interest income	(15)	(341)	(2)	321	(37)
Interest expense	(8,436)	10,118	329	(321)	1,690
Equity in net income of unconsolidated affiliates	(8,945)	(7,292)	—	—	(16,237)
Other	—	(168)	4	—	(164)

Income before income taxes	83,846	171,946	(631)	(66,450)	188,711
Income tax expense	65,315	66,482	1,205	(66,450)	66,552

Net income	$18,531	$105,464	$(1,836)	$—	$122,159

	Year Ended September 30, 2010
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues:
Sales	$—	$390,243	$21,622	$—	$411,865
Pawn service charges	—	154,505	9,190	—	163,695
Signature loan fees	—	137,444	1,871	—	139,315
Auto title loan fees	—	17,707	—	—	17,707
Other	53,990	455	8	(53,990)	463

Total revenues	53,990	700,354	32,691	(53,990)	733,045

Cost of goods sold	—	236,426	14,696	—	251,122
Signature loan bad debt	—	30,558	1,151	—	31,709
Auto title loan bad debt	—	2,735	—	—	2,735

Net revenues	53,990	430,635	16,844	(53,990)	447,479

Operating expenses:
Operations	—	221,017	15,647	—	236,664
Administrative	—	50,170	2,570	—	52,740
Depreciation	—	12,344	1,686	—	14,030
Amortization	—	270	361	—	631
(Gain) loss on sale or disposal of assets	—	1,470	58	—	1,528

Total operating expenses	—	285,271	20,322	—	305,593

Operating income	53,990	145,364	(3,478)	(53,990)	141,886

Interest income	(148)	(267)	(3)	232	(186)
Interest expense	(9,028)	10,408	237	(232)	1,385
Equity in net income of unconsolidated affiliates	(3,928)	(6,822)	—	—	(10,750)
Other	—	(92)	(1)	—	(93)

Income before income taxes	67,094	142,137	(3,711)	(53,990)	151,530
Income tax expense	54,226	54,026	(26)	(53,990)	54,236

Net income	$12,868	$88,111	$(3,685)	$—	$97,294

	Year Ended September 30, 2009
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues:
Sales	$—	$319,272	$10,651	$—	$329,923
Pawn service charges	—	124,396	5,773	—	130,169
Signature loan fees	—	133,342	2	—	133,344
Auto title loan fees	—	3,589	—	—	3,589
Other	36,825	431	—	(36,825)	431

Total revenues	36,825	581,030	16,426	(36,825)	597,456

Cost of goods sold	—	196,918	6,671	—	203,589
Signature loan bad debt	—	33,552	1	—	33,553
Auto title loan bad debt	—	380	—	—	380

Net revenues	36,825	350,180	9,754	(36,825)	359,934

Operating expenses:
Operations	—	200,300	5,937	—	206,237
Administrative	—	39,134	1,363	—	40,497
Depreciation	—	11,541	720	—	12,261
Amortization	—	159	326	—	485
(Gain) loss on sale or disposal of assets	—	(1,029)	5	—	(1,024)

Total operating expenses	—	250,105	8,351	—	258,456

Operating income	36,825	100,075	1,403	(36,825)	101,478

Interest income	—	(461)	—	180	(281)
Interest expense	(9,198)	10,618	185	(180)	1,425
Equity in net income of unconsolidated affiliates	—	(5,016)	—	—	(5,016)
Other	—	—	38	—	38

Income before income taxes	46,023	94,934	1,180	(36,825)	105,312
Income tax expense	36,367	36,840	458	(36,825)	36,840

Net income	$9,656	$58,094	$722	$—	$68,472

Condensed Consolidating Statements of Cash Flows

	Year Ended September 30, 2011
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Consolidated
Operating Activities:
Net income	$18,531	$105,462	$(1,834)	$122,159
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	14,726	3,618	18,344
Signature loan and auto title loan loss provisions	—	12,521	2,531	15,052
Deferred taxes	12,458	191	998	13,647
(Gain) / loss on sale or disposal of assets	—	196	113	309
Stock compensation	—	13,208	—	13,208
Income from investments in unconsolidated affiliates	(8,945)	(7,292)	—	(16,237)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	—	(2,300)	(698)	(2,998)
Inventory, net	—	(3,506)	(1,916)	(5,422)
Prepaid expenses, other current assets, and other assets, net	(66,473)	57,985	(4,271)	(12,759)
Accounts payable and accrued expenses	51,892	(74,323)	29,312	6,881
Customer layaway deposits	—	(402)	332	(70)
Deferred gains and other long-term liabilities	—	(423)	78	(345)
Excess tax benefit from stock compensation	—	(3,230)	—	(3,230)
Income taxes	1,706	42	(1,846)	(98)

Net cash provided by (used in) operating activities	9,169	112,855	26,417	148,441

Investing Activities:
Loans made	—	(554,138)	(98,265)	(652,403)
Loans repaid	—	339,574	66,020	405,594
Recovery of pawn loan principal through sale of forfeited collateral	—	183,441	22,221	205,662
Additions to property and equipment	—	(24,651)	(10,125)	(34,776)
Proceeds on disposal of assets	—	—	—	—
Acquisitions, net of cash acquired	—	(62,768)	(5,151)	(67,919)
Investments in unconsolidated affiliates	—	—	—	—
Dividends from unconsolidated affiliates	4,118	3,156	—	7,274

Net cash provided by (used in) investing activities	4,118	(115,386)	(25,300)	(136,568)

Financing Activities:
Proceeds from exercise of stock options	397	—	—	397
Stock issuance costs related to acquisitions	—	—	—	—
Excess tax benefit from stock compensation	3,230	—	—	3,230
Debt issuance costs	(1,930)	(467)	—	(2,397)
Taxes paid related to net share settlement of equity awards	(7,484)	—	—	(7,484)
Proceeds on revolving line of credit	—	164,500	—	164,500
Payments on revolving line of credit	—	(147,000)	—	(147,000)
Proceeds from bank borrowings	2,500	(2,500)	—	—
Payments on bank borrowings	(10,000)	(15,004)	—	(25,004)

Net cash provided by (used in) financing activities	(13,287)	(471)	—	13,758

Net (decrease) increase in cash and cash equivalents	—	(3,002)	1,117	(1,885)
Cash and equivalents at beginning of period	—	23,862	1,992	25,854

Cash and equivalents at end of period	$—	$20,860	$3,109	$23,969

	Year Ended September 30, 2010
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Consolidated
Operating Activities:
Net income	$12,868	$88,112	$(3,686)	$97,294
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	12,627	2,034	14,661
Signature loan and auto title loan loss provisions	—	10,494	1,094	11,588
Deferred taxes	(3,022)	1,660	75	(1,287)
(Gain) / loss on sale or disposal of assets	—	1,472	56	1,528
Stock compensation	—	4,512	—	4,512
Income from investments in unconsolidated affiliates	(3,928)	(6,822)	—	(10,750)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	—	(3,742)	(570)	(4,312)
Inventory, net	—	(1,773)	(371)	(2,144)
Prepaid expenses, other current assets, and other assets, net	397	(3,983)	(2,691)	(6,277)
Accounts payable and accrued expenses	50,659	(57,510)	22,443	15,592
Customer layaway deposits	—	1,780	44	1,824
Deferred gains and other long-term liabilities	—	(422)	(314)	(736)
Excess tax benefit from stock compensation	—	(1,861)	—	(1,861)
Income taxes	5,841	270	(1,018)	5,093

Net cash provided by (used in) operating activities	62,815	44,814	17,096	124,725

Investing Activities:
Loans made	—	(504,305)	(41,274)	(545,579)
Loans repaid	—	313,255	22,577	335,832
Recovery of pawn loan principal through sale of forfeited collateral	—	162,407	11,817	174,224
Additions to property and equipment	—	(16,503)	(9,238)	(25,741)
Proceeds on disposal of assets	—	1,347	—	1,347
Acquisitions, net of cash acquired	—	(21,837)	—	(21,837)
Investments in unconsolidated affiliates	(57,772)	(1,416)	—	(59,188)
Dividends from unconsolidated affiliates	1,494	2,347	—	3,841

Net cash provided by (used in) investing activities	(56,278)	(64,705)	(16,118)	(137,101)

Financing Activities:
Proceeds from exercise of stock options	1,602	—	—	1,602
Stock issuance costs related to acquisitions	—	—	—	—
Excess tax benefit from stock compensation	1,861	—	—	1,861
Debt issuance costs	—	3	—	3
Taxes paid related to net share settlement of equity awards	—	—	—	—
Proceeds on revolving line of credit	63,050	—	—	63,050
Payments on revolving line of credit	(63,050)	—	—	(63,050)
Proceeds from bank borrowings	—	—	—	—
Payments on bank borrowings	(10,000)	—	—	(10,000)

Net cash provided by (used in) financing activities	(6,537)	3	—	(6,534)

Net (decrease) increase in cash and cash equivalents	—	(19,888)	978	(18,910)
Cash and equivalents at beginning of period	—	43,750	1,014	44,764

Cash and equivalents at end of period	$—	$23,862	$1,992	$25,854

	Year Ended September 30, 2009
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Consolidated
Operating Activities:
Net income	$9,656	$58,094	$722	$68,472
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	11,700	1,046	12,746
Signature loan and auto title loan loss provisions	—	9,023	—	9,023
Deferred taxes	2,800	(87)	(220)	2,493
(Gain) / loss on sale or disposal of assets	—	(1,029)	5	(1,024)
Stock compensation	—	3,701	—	3,701
Income from investments in unconsolidated affiliates	—	(5,016)	—	(5,016)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	—	(1,333)	(75)	(1,408)
Inventory, net	—	(493)	(290)	(783)
Prepaid expenses, other current assets, and other assets, net	(6)	(4,289)	(472)	(767)
Accounts payable and accrued expenses	(55,352)	47,116	4,587	(3,649)
Customer layaway deposits	—	817	44	861
Deferred gains and other long-term liabilities	—	(425)	62	(363)
Excess tax benefit from stock compensation	—	(1,789)	—	(1,789)
Income taxes	1,760	1,399	(1,039)	2,120

Net cash provided by (used in) operating activities	(41,142)	117,389	4,370	80,617

Investing Activities:
Loans made	—	(430,423)	(15,600)	(446,023)
Loans repaid	—	267,232	9,023	276,255
Recovery of pawn loan principal through sale of forfeited collateral	—	147,851	6,384	154,235
Additions to property and equipment	—	(15,492)	(3,772)	(19,264)
Proceeds on disposal of assets	—	1,062	—	1,062
Acquisitions, net of cash acquired	—	(40,185)	(737)	(40,922)
Investments in unconsolidated affiliates	—	—	—	—
Dividends from unconsolidated affiliates	—	1,634	—	1,634

Net cash provided by (used in) investing activities	—	(68,321)	(4,702)	(73,023)

Financing Activities:
Proceeds from exercise of stock options	4,943	—	—	4,943
Stock issuance costs related to acquisitions	—	(442)	—	(442)
Excess tax benefit from stock compensation	1,789	—	—	1,789
Debt issuance costs	(590)	(589)	—	(1,179)
Taxes paid related to net share settlement of equity awards	—	—	—	—
Net proceeds (payments) on revolving line of credit	—	—	—	—
Proceeds from bank borrowings	40,000	—	—	40,000
Payments on bank borrowings	(5,000)	(30,385)	—	(35,385)

Net cash provided by (used in) financing activities	41,142	(31,416)	—	9,726

Net (decrease) increase in cash and cash equivalents	—	17,652	(332)	17,320
Cash and equivalents at beginning of period	—	26,098	1,346	27,444

Cash and equivalents at end of period	$—	$43,750	$1,014	$44,764

Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2011
Organization and Summary of Significant Accounting Policies/Supplemental Consolidated Financial Information [Abstract]
Organization
Organization: We are a leading provider of specialty consumer financial services. We provide collateralized, non-recourse loans, commonly known as pawn loans, and a variety of short-term consumer loans including payday loans, installment loans and auto title loans, or fee-based credit services to customers seeking loans.
At September 30, 2011, we operated a total of 1,111 locations, consisting of 433 U.S. pawn stores (operating as EZPAWN or Value Pawn), 178 pawn stores in Mexico (operating as Empeño Fácil or Empeñe Su Oro), 436 U.S. financial services stores (operating primarily as EZMONEY), 49 financial services stores in Canada (operating as CASHMAX) and 15 financial and retail services stores in Canada (operating as Cash Converters). In addition, we are the franchisor for 13 franchised stores in Canada pursuant to our acquisition of the Cash Converters master franchise in that country. We also own almost 30% of Albemarle & Bond Holdings PLC, one of the U.K.’s largest pawnbroking businesses with over 150 stores, and almost 33% of Cash Converters International Limited, which franchises and operates a worldwide network of over 600 financial services and second-hand retail stores.

Consolidation
Consolidation: The consolidated financial statements include the accounts of EZCORP, Inc. and its wholly owned subsidiaries. All significant inter-company accounts and transactions have been eliminated in consolidation. We account for our investments in Albemarle & Bond Holdings, PLC and Cash Converters International Limited using the equity method.

Pawn Loan and Sales Revenue Recognition
Pawn Loan and Sales Revenue Recognition: We record pawn service charges using the interest method for all pawn loans we believe to be collectible. We base our estimate of collectible loans on several factors, including recent redemption rates, historical trends in redemption rates and the amount of loans due in the following two months. Unexpected variations in any of these factors could change our estimate of collectible loans, affecting our earnings and financial condition. If a pawn loan is not repaid, we value the forfeited collateral (inventory) at the lower of cost (pawn loan principal) or market value of the property. We record sales revenue and the related cost when this inventory is sold, or when we receive the final payment on a layaway sale. Sales tax collected upon the sale of inventory is excluded from the amount recognized as sales and instead recorded as a liability in “Accounts payable and other accrued expenses” on our balance sheets until remitted to the appropriate governmental authorities.

Signature Loan Credit Service Fee Revenue Recognition
Signature Loan Credit Service Fee Revenue Recognition: We earn credit service fees when we assist customers in obtaining signature loans from unaffiliated lenders. We initially defer recognition of the fees we expect to collect, net of direct expenses, and recognize that deferred net amount over the life of the related loans. We reserve the percentage of credit service fees we expect not to collect. Accrued fees related to defaulted loans reduce credit service fee revenue upon loan default, and increase credit service fee revenue upon collection. Signature loan credit service fee revenue is included in “Signature loan fees” on our statements of operations.
Signature Loan Credit Service Bad Debt: We issue letters of credit to enhance the creditworthiness of our customers seeking signature loans from unaffiliated lenders. The letters of credit assure the lenders that if borrowers default on the loans, we will pay the lenders, upon demand, the principal and accrued interest owed to the lenders by the borrowers plus any insufficient funds fees. Although amounts paid under letters of credit may be collected later, we charge those amounts to signature loan bad debt upon default. We record recoveries under the letters of credit as a reduction of bad debt at the time of collection. After attempting collection of bad debts internally, we occasionally sell them to an unaffiliated company as another method of recovery, and record the proceeds from such sales as a reduction of bad debt at the time of the sale.
The majority of our credit service customers obtain short-term signature loans with a single maturity date. These short-term loans, with terms averaging about 16 days, are considered defaulted if they have not been repaid or renewed by the maturity date. Other credit service customers obtain installment loans with a series of payments due over as much as a seven-month period. If one payment of an installment loan is delinquent, that one payment is considered defaulted. If more than one installment payment is delinquent at any time, the entire loan is considered defaulted.
Allowance for Losses on Signature Loan Credit Services: We provide an allowance for losses we expect to incur under letters of credit for brokered signature loans that have not yet matured. The allowance is based on recent loan default experience adjusted for seasonal variations. It includes all amounts we expect to pay to the unaffiliated lenders upon loan default, including loan principal, accrued interest, insufficient funds fees, and late fees, net of the amounts we expect to collect from borrowers (collectively, “Expected LOC Losses”). Changes in the allowance are charged to signature loan bad debt. We include the balance of Expected LOC Losses in “Accounts payable and other accrued expenses” on our balance sheets. Based on the expected loss and collection percentages, we also provide an allowance for the signature loan credit service fees we expect not to collect, and charge changes in this allowance to signature loan fee revenue.
Signature Loan Revenue Recognition: We accrue fees in accordance with state and provincial laws on the percentage of signature loans (payday loans and installment loans) we have made that we believe to be collectible. Accrued fees related to defaulted loans reduce fee revenue upon loan default, and increase fee revenue upon collection.
Signature Loan Bad Debt: We consider a payday loan defaulted if it has not been repaid or renewed by the maturity date. If one payment of an installment loan is delinquent, that one payment is considered defaulted. If more than one installment payment is delinquent at any time, the entire installment loan is considered defaulted. Although defaulted loans may be collected later, we charge the loan principal to signature loan bad debt upon default, leaving only active loans in the reported balance. We record collections of principal as a reduction of signature loan bad debt when collected. After attempting collection of bad debts internally, we occasionally sell them to an unaffiliated company as another method of recovery and record the proceeds from such sales as a reduction of bad debt at the time of sale.
Signature Loan Allowance for Losses: We provide an allowance for losses on signature loans that have not yet matured and related fees receivable, based on recent loan default experience adjusted for seasonal variations. We charge any changes in the principal valuation allowance to signature loan bad debt. We record changes in the fee receivable valuation allowance to signature loan fee revenue.

Cash and Cash Equivalents and Cash Concentrations
Cash and Cash Equivalents and Cash Concentrations: Cash and cash equivalents consist primarily of cash on deposit or highly liquid investments or mutual funds with original contractual maturities of three months or less. We hold cash at major financial institutions that often exceed FDIC insured limits. We manage our credit risk associated with cash and cash equivalents and cash concentrations by investing in high quality instruments or funds, concentrating our cash deposits in high quality financial institutions and by periodically evaluating the credit quality of the primary financial institutions issuing investments or holding such deposits. Historically, we have not experienced any losses due to such cash concentrations.

Inventory
Inventory: If a pawn loan is not redeemed, we record the forfeited collateral at cost (the principal amount of the pawn loan). We do not record loan loss allowances or charge-offs on the principal portion of pawn loans, as they are fully collateralized. In order to state inventory at the lower of cost (specific identification) or market value, we record an allowance for excess, obsolete or slow moving inventory based on the type and age of merchandise. We record changes in the inventory valuation allowance as cost of goods sold.

Software Development Costs
Software Development Costs: We capitalize certain costs incurred in connection with developing or obtaining software for internal use, and amortize the costs by the straight-line method over the estimated useful lives of each system, typically five years.

Customer Layaway Deposits	Customer Layaway Deposits: Customer layaway deposits are recorded as deferred revenue until we collect the entire related sales price and deliver the related merchandise to the customer.
Intangible Assets
Intangible Assets: Goodwill and other intangible assets having indefinite lives are not subject to amortization. They are tested for impairment each July 1st, or more frequently if events or changes in circumstances indicate that they might be impaired, based on cash flows and other market valuation methods. We amortize intangible assets with definite lives over their estimated useful lives using the straight-line method.

Property and Equipment
Property and Equipment: We record property and equipment at cost. We depreciate these assets on a straight-line basis using estimated useful lives of 30 years for buildings and 2 to 7 years for furniture, equipment, and software development costs. We depreciate leasehold improvements over the shorter of their estimated useful life (typically 10 years) or the reasonably assured lease term at the inception of the lease.

Valuation of Tangible Long-Lived Assets
Valuation of Tangible Long-Lived Assets: We assess the impairment of tangible long-lived assets whenever events or changes in circumstances indicate that the net recorded amount may not be recoverable. The following factors could trigger an impairment review: significant underperformance relative to historical or projected future cash flows, significant changes in the manner of use of the assets or the strategy for the overall business, significant negative industry trends or legislative changes prohibiting us from offering our loan products. When we determine that the net recorded amount of tangible long-lived assets may not be recoverable, we measure impairment based on the excess of the assets’ net recorded amount over the estimated fair value.

Fair value of financial instruments
Fair Value of Financial Instruments: We have elected not to measure at fair value any eligible items for which fair value measurement is optional. We determine the fair value of financial instruments by reference to various market data and other valuation techniques, as appropriate. Unless otherwise disclosed, the fair values of financial instruments approximate their recorded values, due primarily to their short-term nature. The recorded value of our outstanding debt is assumed to estimate its fair value, as it has no prepayment penalty and a floating interest rate based on market rates.

Acquisitions
Acquisitions: We adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-10-65 (Business Combinations — Revised) on October 1, 2009, and have applied it prospectively to all business acquisitions completed since that date. In accordance with FASB ASC 805-10-65, we allocate the total acquisition price to the fair value of assets and liabilities acquired and now immediately expense transaction costs that would have been included in the purchase price allocation under previous accounting standards.

Foreign Currency Translation
Foreign Currency Translation: Our equity investments in Albemarle & Bond and Cash Converters International are translated from British pounds and Australian dollars, respectively, into U.S. dollars at the exchange rates as of the investees’ balance sheet date of June 30. The related interest in the investees’ net income is translated at the average exchange rates for each six-month period reported by the investees. The functional currency of our wholly-owned Empeño Fácil pawn segment is the Mexican peso and the functional currency of our wholly-owned foreign subsidiary in Canada is the Canadian dollar. Empeño Fácil’s and our Canadian subsidiary’s balance sheet accounts are translated from their respective functional currencies into U.S. dollars at the exchange rate at the end of each quarter, and their earnings are translated into U.S. dollars at the average exchange rate each quarter. We present resulting translation adjustments from Albemarle & Bond, Cash Converters International, Empeño Fácil and our Canada subsidiary as a separate component of stockholders’ equity. Foreign currency transaction gains and losses have not been significant, and are reported as “Other” expense in our statements of operations.

Cost of Goods Sold
Cost of Goods Sold: We include in cost of goods sold the historical cost of inventory sold, inventory shrinkage and any change in the allowance for inventory shrinkage and valuation. We also include the cost of operating our central jewelry processing unit, as it relates directly to sales of precious metals to refiners.

Operations Expense
Operations Expense: Included in operations expense are costs related to operating our stores. These costs include labor, other direct expenses such as utilities, supplies and banking fees, and indirect expenses such as store rent, building repairs and maintenance, advertising, store property taxes and insurance, regional and area management expenses and the costs of our bad debt collection center.

Administrative Expense
Administrative Expense: Included in administrative expense are costs related to our executive and administrative offices. This includes executive and administrative salaries, wages, stock and incentive compensation, professional fees, license fees and costs related to the operation of our administrative offices such as rent, property taxes, insurance, and information technology.

Advertising	Advertising: We expense advertising costs as incurred.
Income Taxes
Income Taxes: We account for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying value of assets and liabilities and their tax basis and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the related temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized when the rate change is enacted.

Stock Compensation
Stock Compensation: We account for stock compensation in accordance with the fair value recognition provisions of FASB ASC 718-10-25 (Compensation — Stock Compensation). The fair value of restricted shares is measured as the closing market price of our stock on the date of grant, which is amortized over the vesting period for each grant. When granted, our policy is to estimate the grant-date fair value of options using the Black-Scholes-Merton option-pricing model and amortize that fair value to compensation expense on a ratable basis over the options’ vesting periods.

Use of Estimates
Use of Estimates: Generally accepted accounting principles require us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates.

Reclassifications	Reclassifications: Certain prior year balances have been reclassified to conform to the current year presentation.
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements: In June 2009, FASB amended ASC 810-10-65 (Consolidation). Amended ASC 810-10-65 relates to the consolidation of variable interest entities. It eliminates the quantitative approach previously required for determining the primary beneficiary of a variable interest entity and requires ongoing qualitative reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. This guidance also requires additional disclosures about an enterprise’s involvement in variable interest entities. We adopted this amended standard October 1, 2010, resulting in no effect on our financial position, results of operations or cash flows.
In July 2010, FASB issued Accounting Standards Update (“ASU”) 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.” This update amends FASB ASC 310 (Receivables) to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide new disclosures about its financing receivables and related allowance for credit losses. We adopted this amended standard on October 1, 2010, resulting in no effect on our financial position, results of operations or cash flows. The additional required disclosures are included in Note S.
In June 2011, FASB issued ASU 2011-05, “Presentation of Comprehensive Income.” This update amends FASB ASC 220 (Comprehensive Income) and eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. We early adopted this amended standard in our fiscal year beginning October 1, 2010 with no effect on our financial position, results of operations or cash flows other than the presentation of our results of operations.

Acquisitions (Tables)	12 Months Ended
Sep. 30, 2011
Business Acquisition [Line Items]
Unaudited consolidated pro forma information of acquisition

Fiscal Year Ended
September 30, 2009
(In thousands)
Total revenues	$634,693
Net revenues	380,020
Net income	70,358

Value Financial Services Acquisition [Member]
Business Acquisition [Line Items]
Information related to the acquisition/Acquisitions of domestic and foreign pawn lending locations

Fiscal Year Ended
September 30, 2009
(In thousands except store counts)
Pawn stores acquired	67

Consideration:
Cash	$13,590
Equity instruments (4.1 million shares of Class A Non-voting stock at $15.92 per share)	64,609

Fair value of total consideration transferred	78,199

Capitalized acquisition costs	894
Cash acquired	(1,410)

Total purchase price	77,683

Assumed debt	30,385

Total acquisition costs	$108,068

Current assets:
Pawn loans	$17,886
Pawn service charges receivable	3,491
Inventory	16,265
Deferred tax asset	4,394
Prepaid expenses and other assets	1,438

Total current assets	43,474

Property and equipment	5,584
Deferred tax asset, non-current	690
Goodwill	61,877
Other assets	5,719

Total assets	$117,344

Current liabilities:
Current maturities of long-term debt	$(4,000)
Accounts payable and other accrued expenses	(8,404)
Customer layaway deposits	(872)

Total current liabilities	(13,276)

Long-term debt	(26,385)

Total liabilities	(39,661)

Net assets acquired	$77,683

Goodwill recorded in U.S. Pawn segment	$61,877
Goodwill deductible for tax purposes	—
Indefinite lived intangible assets acquired:
Trademark and trade names	$4,870
Definite lived intangible assets acquired:
Favorable lease asset	$644

Other Acquisitions [Member]
Business Acquisition [Line Items]
Information related to the acquisition/Acquisitions of domestic and foreign pawn lending locations

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In thousands except store counts)
Number of asset purchase acquisitions	9	5	1
Number of stock purchase acquisitions	3	—	—

U.S. pawn stores acquired	34	16	11
Mexico pawn stores acquired	6	—	—

Total pawn stores acquired	40	16	11

Consideration:
Cash	$69,977	$22,507	$17,124
Equity instruments	7,304	—	17,250

Fair value of total consideration transferred	77,281	22,507	34,374

Capitalized acquisition costs	—	—	178
Acquisition related costs included in administrative expenses	(920)	(643)	—
Cash acquired	(1,138)	(58)	(117)

Total purchase price	$75,223	$21,806	$34,435

Current assets:
Pawn loans	$8,572	$2,700	$5,442
Signature loans	710	—	55
Auto title loans	—	—	1,105
Service charges and fees receivable	1,270	379	1,322
Inventory	4,838	1,542	2,860
Deferred tax asset	461	223	334
Prepaid expenses and other assets	728	66	79

Total current assets	16,579	4,910	11,197

Property and equipment	1,051	387	392
Goodwill	56,703	15,870	16,297
Other assets	2,558	1,057	6,711

Total assets	76,891	$22,224	$34,597

Current liabilities:
Accounts payable and other accrued expenses	$(1,176)	$(93)	$(27)
Customer layaway deposits	(182)	(102)	(135)
Other current liabilities	(26)	—	—

Total current liabilities	(1,384)	(195)	(162)

Deferred tax liability	(284)	(223)	—

Total liabilities	(1,668)	(418)	(162)

Net assets acquired	$75,223	$21,806	$34,435

Goodwill deductible for tax purposes	$34,376	$15,870	$16,297
Goodwill recorded in U.S. Pawn Segment	53,555	15,870	16,297
Goodwill recorded in Empeño Fácil segment	3,148	—	—

Indefinite lived intangible assets acquired:
Pawn licenses	$—	$607	$6,680
Definite lived intangible assets acquired:
Favorable lease asset	$111	$—	$—
Non-compete agreements	769	420	—

Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2011
Earnings per Share [Abstract]
Net components of basic and diluted earnings per share

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In thousands, except per share amounts)
Net income (A)	$122,159	$97,294	$68,472

Weighted average outstanding shares of common stock (B)	49,917	49,033	47,372
Dilutive effect of stock options and restricted stock	452	543	704

Weighted average common stock and common stock equivalents (C)	50,369	49,576	48,076

Basic earnings per share (A/B)	$2.45	$1.98	$1.45

Diluted earnings per share (A/C)	$2.43	$1.96	$1.42

Potential common shares excluded from the calculation of diluted earnings per share	2	15	124

Strategic Investments and Fair Value of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Strategic Investments and Fair Value of Financial Instruments [Abstract]
Summary of Recorded value and fair value of strategic investments

	September 30,
	2011	2010
	(In thousands of U.S. dollars)
Albemarle & Bond:
Recorded value	$48,361	$43,127
Fair value	91,741	75,520

Cash Converters:
Recorded value	71,958	58,259
Fair value	53,600	70,005

Albemarle and Bond Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Summary of financial information

	As of June 30,
	2011	2010
	(In thousands)
Current assets	$125,862	$97,476
Non-current assets	64,325	52,325

Total assets	$190,187	$149,801

Current liabilities	$18,620	$17,898
Non-current liabilities	57,016	42,078
Shareholders’ equity	114,551	89,825

Total liabilities and shareholders’ equity	$190,187	$149,801

	Years ended June 30,
	2011	2010	2009
	(In thousands)
Gross revenues	$162,002	$129,794	$89,712
Gross profit	97,197	84,850	68,572
Profit for the year (net income)	24,324	22,792	17,239

Cash Converters International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Summary of financial information

	As of June 30,
	2011	2010
	(In thousands)
Current assets	$119,633	$96,489
Non-current assets	126,811	72,408

Total assets	$246,444	$168,897

Current liabilities	$38,235	$19,179
Non-current liabilities	22,528	10,199
Shareholders’ equity	185,681	139,519

Total liabilities and shareholders’ equity	$246,444	$168,897

	Years Ended June 30,
	2011	2010
	(In thousands)
Gross revenues	$184,011	$111,218
Gross profit	138,997	84,296
Profit for the year (net income)	27,328	19,122

Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2011
Property and Equipment [Abstract]
Major classifications of property and equipment

	September 30,
	2011			2010
	(In thousands)
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Amount	Depreciation	Value	Amount	Depreciation	Value
Land	$4	$—	$4	$—	$—	$—
Buildings and improvements	88,263	(53,094)	35,169	78,997	(47,851)	31,146
Furniture and equipment	85,654	(52,562)	33,092	70,419	(44,209)	26,210
Software	28,653	(23,238)	5,415	25,128	(21,871)	3,257
Construction in progress	4,818	—	4,818	1,680	—	1,680

Total	$207,392	$(128,894)	$78,498	$176,224	$(113,931)	$62,293

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
Summary of major class of indefinite-lived intangible asset

	September 30,
	2011	2010
	(In thousands)
Pawn licenses	$8,836	$8,836
Trade name	4,870	4,870
Goodwill	173,206	117,305

Total	$186,912	$131,011

Changes in the carrying value of goodwill, by segment

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
		(In thousands)
Balance at September 30, 2009	$94,192	$6,527	$—	$100,719
Acquisitions	15,871	—	—	15,871
Post-closing purchase price allocation adjustments for prior year acquisitions	192	—	—	192
Effect of foreign currency translation changes	—	523	—	523

Balance at September 30, 2010	110,255	7,050	—	117,305

Acquisitions	53,642	3,148	—	56,790
Effect of foreign currency translation changes	—	(889)	—	(889)

Balance at September 30, 2011	$163,897	$9,309	$—	$173,206

Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset

	September 30,
	2011			2010
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Amount	Amortization	Value	Amount	Amortization	Value
	(In thousands)
Real estate finders’ fees	$1,157	$(479)	$678	$948	$(401)	$547
Non-compete agreements	3,722	(2,459)	1,263	3,081	(1,834)	1,247
Favorable lease	755	(322)	433	644	(219)	425
Franchise Rights	1,547	(32)	1,515	—	—	—
Deferred financing costs	2,411	(262)	2,149	1,469	(982)	487
Other	58	(12)	46	48	(6)	42

Total	$9,650	$(3,566)	$6,084	$6,190	$(3,442)	$2,748

Classification of amortization recognized as expense

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Amortization expense	$855	$631	$485
Operations expense	111	129	95
Interest expense	615	403	296

Total expense from the amortization of definite-lived intangible assets	$1,581	$1,163	$876

Estimate of the amount and classification of amortization expense for definite-lived intangible assets

Fiscal Years Ended September 30,	Amortization Expense	Operations Expense	Interest Expense
		(In thousands)
2012	$784	$92	$599
2013	346	76	599
2014	271	62	599
2015	234	51	352
2016	193	48	—

Accounts Payable and Other Accrued Expenses (Tables)	12 Months Ended
Sep. 30, 2011
Accounts Payable and Other Accrued Expenses [Abstract]
Accounts payable and other accrued expenses

	September 30,
	2011	2010
	(In thousands)
Trade accounts payable	$9,949	$9,135
Accrued payroll and related expenses	22,326	20,838
Accrued interest	13	94
Accrued rent and property taxes	10,728	9,121
Accrual for expected losses on credit service letters of credit	1,795	1,699
Collected funds payable to unaffiliated lenders under credit service programs	1,705	823
Other accrued expenses	10,884	7,953

	$57,400	$49,663

Common Stock, Warrants, Options, and Stock Compensation (Tables)	12 Months Ended
Sep. 30, 2011
Common Stock, Options, and Stock Compensation [Abstract]
Information on Class A Common Stock issued as acquisition

	Fiscal Years Ended September 30,
	2011	2010	2009
Shares issued due to acquisitions	208,763	—	5,174,900

Compensation costs included in net income

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Gross compensation costs
Stock options	$—	$4	$63
Restricted stock	13,208	4,508	3,638

Total gross compensation costs	13,208	4,512	3,701

Income tax benefits
Stock options	(1)	(56)	(32)
Restricted stock	(4,508)	(1,517)	(1,208)

Total income tax benefits	(4,509)	(1,573)	(1,240)

Net compensation expense	$8,699	$2,939	$2,461

Summary of the restricted stock awards (RSA) activity

	Fiscal Year Ended September 30, 2011
		Weighted
		Average Grant
	Shares	Date Fair Value
Outstanding at beginning of year	1,781,250	$13.50
Granted	868,500	20.34
Released	(1,035,250)	13.08
Forfeited	(79,500)	16.61

Outstanding at end of year	1,535,000	$17.49

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In millions except per share amounts)
Weighted average grant-date fair value per share of RSAs granted	$20.34	$14.64	$17.51
Total grant —date fair value of RSAs vested	$13.5	$0.2	$4.8

Summary of the option activity

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
		Exercise	Term	Value
	Shares	Price	(years)	(thousands)

Outstanding at September 30, 2010	293,398	$3.81
Granted	—	—
Forfeited	—	—
Expired	(8,400)	1.48
Exercised	(62,600)	6.57

Outstanding at September 30, 2011	222,398	$3.12	2.37	$5,652
Vested and expected to vest	222,398	$3.12	2.37	$5,652
Vested at September 30, 2011	222,398	$3.12	2.37	$5,652

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In millions except share amounts)
Shares issued due to stock option exercises	62,173	494,202	1,528,048
Proceeds due to stock option exercises	$0.4	$1.6	$4.9
Tax benefit from stock option exercises	$0.2	$2.1	$1.4
Intrinsic value of stock options exercised	$1.5	$7.7	$15.5

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Components of income tax provision

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Current
Federal	$50,148	$54,931	$38,898
State and foreign	2,728	2,172	1,519

	52,876	57,103	40,417
Deferred
Federal	13,408	(2,811)	(3,516)
State and foreign	268	(56)	(61)

	13,676	(2,867)	(3,577)

	$66,552	$54,236	$36,840

Provision for income taxes attributable to continuing operations

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Income taxes at the federal statutory rate	$66,049	$53,035	$36,859
Non-deductible expense related to incentive stock options	—	1	112
State income tax, net of federal benefit	2,728	2,172	1,519
Change in valuation allowance	1,425	1,273	157
Federal tax credits	(167)	(134)	(181)
Foreign tax credit	(4,356)	(2,849)	(1,228)
Other	873	738	(398)

Total provision	$66,552	$54,236	$36,840

Effective Tax Rate	35.3%	35.8%	35.0%

Significant components of deferred tax assets and liabilities

	September 30,
	2011	2010
	(In thousands)
Deferred tax assets:
Book over tax depreciation	$1,001	$3,894
Tax over book inventory	3,457	9,836
Accrued liabilities	12,220	11,041
Pawn service charges receivable	3,775	3,552
Stock compensation	—	2,838
Net operating loss carry-forward on foreign operations	1,425	1,273

Total deferred tax assets	21,878	32,434

Deferred tax liabilities:
Tax over book amortization	6,605	5,122
Foreign income and dividends	2,932	2,163
Stock compensation	194
Prepaid expenses	928	608

Total deferred tax liabilities	10,659	7,893

Net deferred tax asset	11,219	24,541
Valuation allowance	(1,425)	(1,273)

Net deferred tax asset	$9,794	$23,268

Reconciliation of unrecognized tax benefits

Unrecognized tax benefits at September 30, 2008	$486
Reduction based on prior year tax positions	(380)
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	—

Unrecognized tax benefits at September 30, 2009	106
Reduction based on prior year tax positions	—
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	(55)

Unrecognized tax benefits at September 30, 2010	51
Reduction based on prior year tax positions	—
Additions based on current year tax positions	—
Reductions based on settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	(51)

Unrecognized tax benefits at September 30, 2011	$—

Leases (Tables)	12 Months Ended
Sep. 30, 2011
Leases [Abstract]
Future minimum rentals expected under subleases

	Years Ended September 30,
	(In thousands)
	Lease	Sublease
	Payments	Revenue
2012	$45,181	$226
2013	39,243	161
2014	30,001	111
2015	22,171	12
2016	13,874	—
Thereafter	19,731	—

	$170,201	$510

Aggregate rentals over the lease term including lease renewal options

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In thousands)
Gross rent expense	$46,710	$39,394	$35,005
Sublease rent revenue	(141)	(132)	(81)

Net rent expense	$46,569	$39,262	$34,924

Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2011
Retirement Plans [Abstract]
Retirement savings plan

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Matching contributions to EZCORP 401(k) Plan	$377	$260	$178
Matching contributions to Value Financial Services 401(k) Plan	—	—	97

Total Matching contributions	$377	$260	$275

Contribution and amortized expense related to the Supplemental Executive Retirement Plan

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Contributions to the Supplemental Executive Retirement Plan	$701	$746	$579
Amortized expense due to Supplemental Executive Retirement Plan	$526	$562	$463

Quarterly Information (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2011
Quarterly Information (Unaudited) [Abstract]
Schedule of quarterly information

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
Year Ended September 30, 2011
Total revenues	$218,826	$213,254	$203,152	$234,085
Net revenues	134,232	130,950	122,997	146,759
Net income	27,429	31,838	26,527	36,365

Earnings per common share:
Basic	$0.55	$0.64	$0.53	$0.73
Diluted	$0.55	$0.63	$0.53	$0.72

Year Ended September 30, 2010
Total revenues	$184,751	$176,584	$173,542	$198,168
Net revenues	112,931	109,705	104,804	120,039
Net income	25,707	23,773	19,962	27,852

Earnings per common share:
Basic	$0.53	$0.49	$0.41	$0.57
Diluted	$0.52	$0.48	$0.40	$0.56

Comprehensive Income (Tables)	12 Months Ended
Sep. 30, 2011
Comprehensive Income [Abstract]
Tax benefit (provision) of comprehensive income

	Fiscal Years Ended September 30,
	2011	2010	2009
Foreign currency translation tax benefit / (provision)	$(5,369)	$1,918	$1,598
Available for sale securities tax benefit / (provision)	(325)	—	—

Total tax benefit / (provision)	$(5,694)	$1,918	$1,598

Operating Segment Information (Tables)	12 Months Ended
Sep. 30, 2011
Operating Segment Information [Abstract]
Operating segment information

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
	(In thousands)
Year Ended September 30, 2011:
Revenues:
Merchandise Sales	$256,643	$25,237	$203	$282,083
Jewelry Scrapping Sales	195,276	15,997	1,206	212,479
Pawn service charges	184,234	16,901	—	201,135
Signature loan fees	2,501	—	147,749	150,250
Auto title loan fees	1,539	—	20,162	21,701
Other	634	122	913	1,669

Total revenues	640,827	58,257	170,233	869,317

Merchandise cost of goods sold	147,239	14,672	149	162,060
Jewelry scrapping cost of goods sold	120,767	12,205	588	133,560
Signature loan bad debt	923	—	35,405	36,328
Auto title loan bad debt	165	—	2,266	2,431

Net revenues	371,733	31,380	131,825	534,938

Operations expense	177,191	20,636	69,225	267,052

Store operating income	$194,542	$10,744	$62,600	$267,886

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
	(In thousands)
Year Ended September 30, 2010:
Revenues:
Merchandise Sales	$226,424	$14,030	$—	$240,454
Jewelry scrapping Sales	163,667	7,389	355	171,411
Pawn service charges	154,505	9,190	—	163,695
Signature loan fees	1,930	—	137,385	139,315
Auto title loan fees	1,659	—	16,048	17,707
Other	442	—	21	463

Total revenues	548,627	30,609	153,809	733,045

Merchandise cost of goods sold	131,825	8,459	—	140,284
Jewelry scrapping cost of goods sold	104,531	6,137	170	110,838
Signature loan bad debt	641	—	31,068	31,709
Auto title loan bad debt	236	—	2,499	2,735

Net revenues	311,394	16,013	120,072	447,479

Operations expense	161,145	11,658	63,861	236,664

Store operating income	$150,249	$4,355	$56,211	$210,815

Year Ended September 30, 2009:
Revenues:
Merchandise Sales	$202,250	$8,751	$—	$211,001
Jewelry scrap Sales	117,013	1,900	9	118,922
Pawn service charges	124,396	5,773	—	130,169
Signature loan fees	2,293	—	131,051	133,344
Auto title loan fees	1,313	—	2,276	3,589
Other	431	—	—	431

Total revenues	447,696	16,424	133,336	597,456

Merchandise cost of goods sold	121,170	5,392	—	126,562
Jewelry scraping cost of goods sold	75,744	1,277	6	77,027
Signature loan bad debt	828	—	32,725	33,553
Auto title loan bad debt	124	—	256	380

Net revenues	249,830	9,755	100,349	359,934

Operations expense	140,525	5,833	59,879	206,237

Store operating income	$109,305	$3,922	$40,470	$153,697

Reconciliation of store operating income with consolidated income before income taxes

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Consolidated store operating income	$267,886	$210,815	$153,697
Administrative expenses	75,270	52,740	40,497
Depreciation and amortization	18,344	14,661	12,746
(Gain) / loss on sale or disposal of assets	309	1,528	(1,024)
Interest income	(37)	(186)	(281)
Interest expense	1,690	1,385	1,425
Equity in net income of unconsolidated affiliates	(16,237)	(10,750)	(5,016)
Other	(164)	(93)	38

Consolidated income before income taxes	$188,711	$151,530	$105,312

Separately identified segment assets

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
	(In thousands)
Assets at September 30, 2011:
Pawn loans	$134,457	$10,861	$—	$145,318
Signature loans, net	990	—	10,399	11,389
Auto title loans, net	930	—	2,292	3,222
Service charges and fees receivable, net	25,148	1,663	6,419	33,230
Inventory, net	81,257	8,514	602	90,373
Goodwill	163,897	9,309	—	173,206

Total separately identified recorded segment assets	$406,679	$30,347	$19,712	$456,738

Brokered signature loans outstanding from unaffiliated lenders	$206	$—	$20,767	$20,973
Brokered auto title loans outstanding from unaffiliated lenders	$175	$—	$5,892	$6,067

Assets at September 30, 2010:
Pawn loans	$113,944	$7,257	$—	$121,201
Signature loans, net	456	—	10,319	10,775
Auto title loans, net	651	—	2,494	3,145
Service charges and fees receivable, net	20,830	1,053	7,177	29,060
Inventory, net	66,542	4,935	25	71,502
Goodwill	110,255	7,050	—	117,305

Total separately identified recorded segment assets	$312,678	$20,295	$20,015	$352,988

Brokered signature loans outstanding from unaffiliated lenders	$231	$—	$22,709	$22,940
Brokered auto title loans outstanding from unaffiliated lenders	$236	$—	$6,589	$6,825

Assets at September 30, 2009:
Pawn loans	$98,099	$3,585	$—	$101,684
Signature loans, net	453	—	7,904	8,357
Auto title loans, net	685	—	978	1,663
Service charges and fees receivable, net	17,910	513	5,892	24,315
Inventory, net	61,196	2,804	1	64,001
Goodwill	94,192	6,527	—	100,719

Total separately identified recorded segment assets	$272,535	$13,429	$14,775	$300,739

Brokered signature loans outstanding from unaffiliated lenders	$278	$—	$22,706	$22,984
Brokered auto title loans outstanding from unaffiliated lenders	$276	$—	$1,910	$2,186

Reconciliation of separately identified recorded segment assets to consolidated total assets:

	September 30,
	2011	2010	2009
	(In thousands)
Total separately identified recorded segment assets	$456,738	$352,988	$300,739
Corporate assets	299,712	253,424	191,778

Total assets	$756,450	$606,412	$492,517

Allowance For Losses And Credit Quality Of Financing Receivables (Tables)	12 Months Ended
Sep. 30, 2011
Allowance for Losses and Credit Quality of Financing Receivables [Abstract]
Allowance for credit losses and recorded investment in financing receivables

	Allowance				Allowance	Financing
	Balance at				Balance at	Receivable
	Beginning				End of	End of
Description	of Period	Charge-offs	Recoveries	Provision	Period	Period
Allowance for losses on signature loans:
Year ended September 30, 2011	$750	$(18,043)	$6,349	$12,671	$1,727	$13,116
Year ended September 30, 2010	532	(14,807)	5,757	9,268	750	11,525
Year ended September 30, 2009	580	(14,456)	5,571	8,837	532	8,889

Allowance for losses on auto title loans:
Year ended September 30, 2011	$1,137	$(12,616)	$10,074	$1,943	$538	$3,760
Year ended September 30, 2010	291	(9,240)	7,425	2,661	1,137	4,282
Year ended September 30, 2009	—	(2,478)	2,387	382	291	1,954

Aging Analysis of past due financing receivables

							Total	Recorded
	Days Past Due				Total	Current	Financing	Investment > 90
	1-30	31-60	61-90	>90	Past Due	Receivable	Receivable	Days & Accruing
September 30, 2011
Auto title loans	$840	$479	$283	$219	$1,821	$1,939	$3,760	$—
Reserve	$117	$114	$67	$172	$470	$68	$538	$—
Reserve %	14%	24%	24%	79%	26%	4%	14%	—

September 30, 2010
Auto title loans	$796	$552	$432	$532	$2,312	$1,970	$4,282	$—
Reserve	$188	$229	$256	$367	$1,040	$97	$1,137	$—
Reserve %	24%	41%	59%	69%	45%	5%	27%	—

Supplemental Consolidated Financial Information (Tables)	12 Months Ended
Sep. 30, 2011
Supplemental Consolidated Financial Information [Abstract]
Information on accounts receivable, net, inventories, net and inventory

	September 30,
	2011	2010
	(In thousands)
Pawn service charges receivable:
Gross pawn service charges receivable	$37,175	$31,575
Allowance for doubtful accounts	(10,720)	(9,949)

Pawn service charges receivable, net	$26,455	$21,626

Signature loan fees receivable:
Gross signature loan fees receivable	$5,839	$6,144
Allowance for doubtful accounts	(491)	(326)

Signature loan fees receivable, net	$5,348	$5,818

Auto title loan fees receivable:
Gross auto title loan fees receivable	$1,507	$1,721
Allowance for doubtful accounts	(80)	(105)

Auto title loan fees receivable, net	$1,427	$1,616

Inventory:
Inventory, gross
Inventory reserves	$99,854	$77,211
Inventory, net	(9,481)	(5,709)

	$90,373	$71,502

Information on advertising expense

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Advertising Expense	$3,577	$2,205	$2,033

Other Supplemental Information

	September 30,
	2011	2010
	(In thousands)
Signature Loans:
Expected LOC losses	$1,562	$1,337
Maximum exposure for LOC losses	$23,845	$24,449

Auto title loans:
Expected LOC losses	$233	$362
Maximum exposure for LOC losses	$6,423	$7,197

Valuation and Qualifying Accounts

	Balance at	Additions			Balance at
	Beginning	Charged to	Charged to		End
Description	of Period	Expense	Other Accts	Deductions	of Period
	(In thousands)
Allowance for valuation of inventory:
Year ended September 30, 2011	$5,709	$3,772	$—	$—	$9,481

Year ended September 30, 2010	$5,719	$—	$—	$10	$5,709

Year ended September 30, 2009	$4,028	$1,691	$—	$—	$5,719

Allowance for uncollectible pawn service charges receivable:
Year ended September 30, 2011	$9,949	$—	$771	$—	$10,720

Year ended September 30, 2010	$8,521	$—	$1,428	$—	$9,949

Year ended September 30, 2009	$5,315	$—	$3,206	$—	$8,521

Allowance for uncollectible signature loan fees receivable:
Year ended September 30, 2011	$326	$—	$165	$—	$491

Year ended September 30, 2010	$461	$—	$(135)	$—	$326

Year ended September 30, 2009	$581	$—	$(120)	$—	$461

Allowance for valuation of deferred tax assets:
Year ended September 30, 2011	$1,273	$152	$—	$—	$1,425

Year ended September 30, 2010	$—	$1,273	$—	$—	$1,273

Year ended September 30, 2009	$233	$—	$—	$233	$—

Allowance for uncollectible auto title loan fees receivable:
Year ended September 30, 2011	$105	$—	$(25)	$—	$80

Year ended September 30, 2010	$21	$—	$84	$—	$105

Year ended September 30, 2009	$—	$—	$21	$—	$21

Subsequent Events (Tables)	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Condensed Consolidating Balance Sheets

	As of September 30, 2011
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$—	$20,860	$3,109	$—	$23,969
Pawn loans	—	134,457	10,861	—	145,318
Signature loans, net	—	9,304	2,085	—	11,389
Auto title loans, net	—	3,222	—	—	3,222
Pawn service charges receivable, net	—	24,792	1,663	—	26,455
Signature loan fees receivable, net	—	5,215	133	—	5,348
Auto title loan fees receivable, net	—	1,427	—	—	1,427
Inventory, net	—	81,277	9,096	—	90,373
Deferred tax asset	12,728	5,397	—	—	18,125
Receivable from affiliates	66,450	(66,450)	—	—	—
Income taxes receivable	—	—	—	—	—
Prepaid expenses and other assets	29	25,976	4,606	—	30,611

Total current assets	79,207	245,477	31,553	—	356,237

Investments in unconsolidated affiliates	71,958	48,361	—	—	120,319
Investments in subsidiaries	84,303	44,323	—	(128,626)	—
Property and equipment, net	—	59,434	19,064	—	78,498
Deferred tax asset, non-current	—	—	—	—	—
Goodwill	—	163,897	9,309	—	173,206
Other assets, net	2,147	22,219	3,822	2	28,190

Total assets	$237,615	$583,711	$63,748	$(128,624)	$756,450

Liabilities and stockholders’ equity:
Current liabilities:
Current maturities of long-term debt	$—	$—	$—	$—	$—
Accounts payable and other accrued expenses	13	50,871	6,516	—	57,400
Customer layaway deposits	—	5,711	465	—	6,176
Intercompany Payables	(199,190)	178,375	20,761	54	—
Income taxes payable	9,552	(5,150)	(3,709)	—	693

Total current liabilities	(189,625)	229,807	24,033	54	64,269

Long-term debt, less current maturities	17,500	—	—	—	17,500
Deferred tax liability	5,940	1,563	828	—	8,331
Deferred gains and other long-term liabilities	—	2,102	—	—	2,102

Total liabilities	(166,185)	233,472	24,861	54	92,202

Commitments and contingencies
Stockholders’ equity:
Class A Non-voting Common Stock	461	12	—	(2)	471
Class B Voting Common Stock	30	(1)	1	—	30
Additional paid-in capital	221,526	98,980	50,568	(128,676)	242,398
Retained earnings	174,860	251,418	(4,183)	—	422,095
Accumulated other comprehensive income (loss)	6,923	(170)	(7,499)	—	(746)

Total stockholders’ equity	403,800	350,239	38,887	(128,678)	664,248

Total liabilities and stockholders’ equity	$237,615	$583,711	$63,748	$128,624	$756,450

	As of September 30, 2010
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$—	$23,862	$1,992	$—	$25,854
Pawn loans	—	113,944	7,257	—	121,201
Signature loans, net	—	9,828	947	—	10,775
Auto title loans, net	—	3,145	—	—	3,145
Pawn service charges receivable, net	—	20,573	1,053	—	21,626
Signature loan fees receivable, net	—	5,733	85	—	5,818
Auto title loan fees receivable, net	—	1,616	—	—	1,616
Inventory, net	—	66,547	4,955	—	71,502
Deferred tax asset	18,085	4,950	173	—	23,208
Receivable from affiliates	—	—	—	—	—
Income taxes receivable	3,185	(3,185)	—	—	—
Prepaid expenses and other assets	6	14,769	2,652	—	17,427

Total current assets	21,276	261,782	19,114	—	302,172

Investments in unconsolidated affiliates	58,259	43,127	—	—	101,386
Investments in subsidiaries	76,999	9,095	—	(86,094)	—
Property and equipment, net	—	49,031	13,262	—	62,293
Deferred tax asset, non-current	1,161	(1,101)	—	—	60
Goodwill	—	110,254	7,051	—	117,305
Other assets, net	217	20,938	2,041	—	23,196

Total assets	$157,912	$493,126	$41,468	$(86,094)	$606,412

Liabilities and stockholders’ equity:
Current liabilities:
Current maturities of long-term debt	$10,000	$—	$—	$—	$10,000
Accounts payable and other accrued expenses	90	44,859	4,714	—	49,663
Customer layaway deposits	—	5,940	169	—	6,109
Intercompany Payables	(251,158)	222,767	28,341	50	—
Income taxes payable	11,031	(5,147)	(2,197)	—	3,687

Total current liabilities	(230,037)	268,419	31,027	50	69,459

Long-term debt, less current maturities	15,000	—	—	—	15,000
Deferred tax liability	—	—	—	—	—
Deferred gains and other long-term liabilities	—	2,525	—	—	2,525

Total liabilities	(215,037)	270,944	31,027	50	86,984

Commitments and contingencies
Stockholders’ equity:
Class A Non-voting Common Stock	452	11	—	—	463
Class B Voting Common Stock	30	(1)	1	—	30
Additional paid-in capital	218,087	78,091	15,340	(86,144)	225,374
Retained earnings	156,329	145,954	(2,347)	—	299,936
Accumulated other comprehensive income (loss)	(1,949)	(1,873)	(2,553)	—	(6,375)

Total stockholders’ equity	372,949	222,182	10,441	(86,144)	519,428

Total liabilities and stockholders’ equity	$157,912	$493,126	$41,468	$(86,094)	$606,412

Condensed Consolidating Statements of Operation

	Year Ended September 30, 2011
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues:
Sales	$—	$452,039	$42,523	$—	$494,562
Pawn service charges	—	184,234	16,901	—	201,135
Signature loan fees	—	141,545	8,705	—	150,250
Auto title loan fees	—	21,701	—	—	21,701
Other	66,450	1,042	627	(66,450)	1,669

Total revenues	66,450	800,561	68,756	(66,450)	869,317

Cost of goods sold	—	268,068	27,552	—	295,620
Signature loan bad debt	—	33,735	2,593	—	36,328
Auto title loan bad debt	—	2,431	—	—	2,431

Net revenues	66,450	496,327	38,611	(66,450)	534,938

Operating expenses:
Operations	—	237,040	30,012	—	267,052
Administrative	—	70,160	5,110	—	75,270
Depreciation	—	14,326	3,163	—	17,489
Amortization	—	400	455	—	855
(Gain) loss on sale or disposal of assets	—	138	171	—	309

Total operating expenses	—	322,064	38,911	—	360,975

Operating income	66,450	174,263	(300)	(66,450)	173,963

Interest income	(15)	(341)	(2)	321	(37)
Interest expense	(8,436)	10,118	329	(321)	1,690
Equity in net income of unconsolidated affiliates	(8,945)	(7,292)	—	—	(16,237)
Other	—	(168)	4	—	(164)

Income before income taxes	83,846	171,946	(631)	(66,450)	188,711
Income tax expense	65,315	66,482	1,205	(66,450)	66,552

Net income	$18,531	$105,464	$(1,836)	$—	$122,159

	Year Ended September 30, 2010
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues:
Sales	$—	$390,243	$21,622	$—	$411,865
Pawn service charges	—	154,505	9,190	—	163,695
Signature loan fees	—	137,444	1,871	—	139,315
Auto title loan fees	—	17,707	—	—	17,707
Other	53,990	455	8	(53,990)	463

Total revenues	53,990	700,354	32,691	(53,990)	733,045

Cost of goods sold	—	236,426	14,696	—	251,122
Signature loan bad debt	—	30,558	1,151	—	31,709
Auto title loan bad debt	—	2,735	—	—	2,735

Net revenues	53,990	430,635	16,844	(53,990)	447,479

Operating expenses:
Operations	—	221,017	15,647	—	236,664
Administrative	—	50,170	2,570	—	52,740
Depreciation	—	12,344	1,686	—	14,030
Amortization	—	270	361	—	631
(Gain) loss on sale or disposal of assets	—	1,470	58	—	1,528

Total operating expenses	—	285,271	20,322	—	305,593

Operating income	53,990	145,364	(3,478)	(53,990)	141,886

Interest income	(148)	(267)	(3)	232	(186)
Interest expense	(9,028)	10,408	237	(232)	1,385
Equity in net income of unconsolidated affiliates	(3,928)	(6,822)	—	—	(10,750)
Other	—	(92)	(1)	—	(93)

Income before income taxes	67,094	142,137	(3,711)	(53,990)	151,530
Income tax expense	54,226	54,026	(26)	(53,990)	54,236

Net income	$12,868	$88,111	$(3,685)	$—	$97,294

	Year Ended September 30, 2009
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Eliminations	Consolidated
Revenues:
Sales	$—	$319,272	$10,651	$—	$329,923
Pawn service charges	—	124,396	5,773	—	130,169
Signature loan fees	—	133,342	2	—	133,344
Auto title loan fees	—	3,589	—	—	3,589
Other	36,825	431	—	(36,825)	431

Total revenues	36,825	581,030	16,426	(36,825)	597,456

Cost of goods sold	—	196,918	6,671	—	203,589
Signature loan bad debt	—	33,552	1	—	33,553
Auto title loan bad debt	—	380	—	—	380

Net revenues	36,825	350,180	9,754	(36,825)	359,934

Operating expenses:
Operations	—	200,300	5,937	—	206,237
Administrative	—	39,134	1,363	—	40,497
Depreciation	—	11,541	720	—	12,261
Amortization	—	159	326	—	485
(Gain) loss on sale or disposal of assets	—	(1,029)	5	—	(1,024)

Total operating expenses	—	250,105	8,351	—	258,456

Operating income	36,825	100,075	1,403	(36,825)	101,478

Interest income	—	(461)	—	180	(281)
Interest expense	(9,198)	10,618	185	(180)	1,425
Equity in net income of unconsolidated affiliates	—	(5,016)	—	—	(5,016)
Other	—	—	38	—	38

Income before income taxes	46,023	94,934	1,180	(36,825)	105,312
Income tax expense	36,367	36,840	458	(36,825)	36,840

Net income	$9,656	$58,094	$722	$—	$68,472

Condensed Consolidated Statements of Cash Flows

	Year Ended September 30, 2011
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Consolidated
Operating Activities:
Net income	$18,531	$105,462	$(1,834)	$122,159
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	14,726	3,618	18,344
Signature loan and auto title loan loss provisions	—	12,521	2,531	15,052
Deferred taxes	12,458	191	998	13,647
(Gain) / loss on sale or disposal of assets	—	196	113	309
Stock compensation	—	13,208	—	13,208
Income from investments in unconsolidated affiliates	(8,945)	(7,292)	—	(16,237)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	—	(2,300)	(698)	(2,998)
Inventory, net	—	(3,506)	(1,916)	(5,422)
Prepaid expenses, other current assets, and other assets, net	(66,473)	57,985	(4,271)	(12,759)
Accounts payable and accrued expenses	51,892	(74,323)	29,312	6,881
Customer layaway deposits	—	(402)	332	(70)
Deferred gains and other long-term liabilities	—	(423)	78	(345)
Excess tax benefit from stock compensation	—	(3,230)	—	(3,230)
Income taxes	1,706	42	(1,846)	(98)

Net cash provided by (used in) operating activities	9,169	112,855	26,417	148,441

Investing Activities:
Loans made	—	(554,138)	(98,265)	(652,403)
Loans repaid	—	339,574	66,020	405,594
Recovery of pawn loan principal through sale of forfeited collateral	—	183,441	22,221	205,662
Additions to property and equipment	—	(24,651)	(10,125)	(34,776)
Proceeds on disposal of assets	—	—	—	—
Acquisitions, net of cash acquired	—	(62,768)	(5,151)	(67,919)
Investments in unconsolidated affiliates	—	—	—	—
Dividends from unconsolidated affiliates	4,118	3,156	—	7,274

Net cash provided by (used in) investing activities	4,118	(115,386)	(25,300)	(136,568)

Financing Activities:
Proceeds from exercise of stock options	397	—	—	397
Stock issuance costs related to acquisitions	—	—	—	—
Excess tax benefit from stock compensation	3,230	—	—	3,230
Debt issuance costs	(1,930)	(467)	—	(2,397)
Taxes paid related to net share settlement of equity awards	(7,484)	—	—	(7,484)
Proceeds on revolving line of credit	—	164,500	—	164,500
Payments on revolving line of credit	—	(147,000)	—	(147,000)
Proceeds from bank borrowings	2,500	(2,500)	—	—
Payments on bank borrowings	(10,000)	(15,004)	—	(25,004)

Net cash provided by (used in) financing activities	(13,287)	(471)	—	13,758

Net (decrease) increase in cash and cash equivalents	—	(3,002)	1,117	(1,885)
Cash and equivalents at beginning of period	—	23,862	1,992	25,854

Cash and equivalents at end of period	$—	$20,860	$3,109	$23,969

	Year Ended September 30, 2010
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Consolidated
Operating Activities:
Net income	$12,868	$88,112	$(3,686)	$97,294
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	12,627	2,034	14,661
Signature loan and auto title loan loss provisions	—	10,494	1,094	11,588
Deferred taxes	(3,022)	1,660	75	(1,287)
(Gain) / loss on sale or disposal of assets	—	1,472	56	1,528
Stock compensation	—	4,512	—	4,512
Income from investments in unconsolidated affiliates	(3,928)	(6,822)	—	(10,750)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	—	(3,742)	(570)	(4,312)
Inventory, net	—	(1,773)	(371)	(2,144)
Prepaid expenses, other current assets, and other assets, net	397	(3,983)	(2,691)	(6,277)
Accounts payable and accrued expenses	50,659	(57,510)	22,443	15,592
Customer layaway deposits	—	1,780	44	1,824
Deferred gains and other long-term liabilities	—	(422)	(314)	(736)
Excess tax benefit from stock compensation	—	(1,861)	—	(1,861)
Income taxes	5,841	270	(1,018)	5,093

Net cash provided by (used in) operating activities	62,815	44,814	17,096	124,725

Investing Activities:
Loans made	—	(504,305)	(41,274)	(545,579)
Loans repaid	—	313,255	22,577	335,832
Recovery of pawn loan principal through sale of forfeited collateral	—	162,407	11,817	174,224
Additions to property and equipment	—	(16,503)	(9,238)	(25,741)
Proceeds on disposal of assets	—	1,347	—	1,347
Acquisitions, net of cash acquired	—	(21,837)	—	(21,837)
Investments in unconsolidated affiliates	(57,772)	(1,416)	—	(59,188)
Dividends from unconsolidated affiliates	1,494	2,347	—	3,841

Net cash provided by (used in) investing activities	(56,278)	(64,705)	(16,118)	(137,101)

Financing Activities:
Proceeds from exercise of stock options	1,602	—	—	1,602
Stock issuance costs related to acquisitions	—	—	—	—
Excess tax benefit from stock compensation	1,861	—	—	1,861
Debt issuance costs	—	3	—	3
Taxes paid related to net share settlement of equity awards	—	—	—	—
Proceeds on revolving line of credit	63,050	—	—	63,050
Payments on revolving line of credit	(63,050)	—	—	(63,050)
Proceeds from bank borrowings	—	—	—	—
Payments on bank borrowings	(10,000)	—	—	(10,000)

Net cash provided by (used in) financing activities	(6,537)	3	—	(6,534)

Net (decrease) increase in cash and cash equivalents	—	(19,888)	978	(18,910)
Cash and equivalents at beginning of period	—	43,750	1,014	44,764

Cash and equivalents at end of period	$—	$23,862	$1,992	$25,854

	Year Ended September 30, 2009
	(In thousands)
		Subsidiary	Other
	Parent	Guarantors	Subsidiaries	Consolidated
Operating Activities:
Net income	$9,656	$58,094	$722	$68,472
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	11,700	1,046	12,746
Signature loan and auto title loan loss provisions	—	9,023	—	9,023
Deferred taxes	2,800	(87)	(220)	2,493
(Gain) / loss on sale or disposal of assets	—	(1,029)	5	(1,024)
Stock compensation	—	3,701	—	3,701
Income from investments in unconsolidated affiliates	—	(5,016)	—	(5,016)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	—	(1,333)	(75)	(1,408)
Inventory, net	—	(493)	(290)	(783)
Prepaid expenses, other current assets, and other assets, net	(6)	(4,289)	(472)	(767)
Accounts payable and accrued expenses	(55,352)	47,116	4,587	(3,649)
Customer layaway deposits	—	817	44	861
Deferred gains and other long-term liabilities	—	(425)	62	(363)
Excess tax benefit from stock compensation	—	(1,789)	—	(1,789)
Income taxes	1,760	1,399	(1,039)	2,120

Net cash provided by (used in) operating activities	(41,142)	117,389	4,370	80,617

Investing Activities:
Loans made	—	(430,423)	(15,600)	(446,023)
Loans repaid	—	267,232	9,023	276,255
Recovery of pawn loan principal through sale of forfeited collateral	—	147,851	6,384	154,235
Additions to property and equipment	—	(15,492)	(3,772)	(19,264)
Proceeds on disposal of assets	—	1,062	—	1,062
Acquisitions, net of cash acquired	—	(40,185)	(737)	(40,922)
Investments in unconsolidated affiliates	—	—	—	—
Dividends from unconsolidated affiliates	—	1,634	—	1,634

Net cash provided by (used in) investing activities	—	(68,321)	(4,702)	(73,023)

Financing Activities:
Proceeds from exercise of stock options	4,943	—	—	4,943
Stock issuance costs related to acquisitions	—	(442)	—	(442)
Excess tax benefit from stock compensation	1,789	—	—	1,789
Debt issuance costs	(590)	(589)	—	(1,179)
Taxes paid related to net share settlement of equity awards	—	—	—	—
Net proceeds (payments) on revolving line of credit	—	—	—	—
Proceeds from bank borrowings	40,000	—	—	40,000
Payments on bank borrowings	(5,000)	(30,385)	—	(35,385)

Net cash provided by (used in) financing activities	41,142	(31,416)	—	9,726

Net (decrease) increase in cash and cash equivalents	—	17,652	(332)	17,320
Cash and equivalents at beginning of period	—	26,098	1,346	27,444

Cash and equivalents at end of period	$—	$43,750	$1,014	$44,764

Organization and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Sep. 30, 2011 Location
Significant Accounting Policies (Textual) [Abstract]
Number of locations in which company operates	1,111
Average maturity dates of short term signature loans	16 days
Maximum period of installment loan for credit service customers	5 months
Albemarle & Bond Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	30.00%
Cash Converters International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	33.00%
Pawn Stores [Member] | US [Member]
Store Count Disclosure [Line Items]
Number of stores	433
Pawn Stores [Member] | MX [Member]
Store Count Disclosure [Line Items]
Number of stores	178
Pawn Stores [Member] | GB [Member]
Store Count Disclosure [Line Items]
Number of stores	150
Financial Services Stores [Member] | US [Member]
Store Count Disclosure [Line Items]
Number of stores	436
Financial Services Stores [Member] | CA [Member]
Store Count Disclosure [Line Items]
Number of stores	49
Financial and Retail Services [Member] | CA [Member]
Store Count Disclosure [Line Items]
Number of stores	15
Franchised Stores [Member] | CA [Member]
Store Count Disclosure [Line Items]
Number of stores	13
Financial Services and Second Hand Retail Stores [Member]
Store Count Disclosure [Line Items]
Number of stores	600
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, Maximum	30
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of software	5
Furniture, equipment, and software development costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, Maximum	7
Estimated useful lives, Minimum	2
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, Maximum	10

Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2011	Sep. 30, 2009 Value Financial Services Acquisition [Member] Store	Sep. 30, 2009 Value Financial Services Acquisition [Member] US [Member]
Information related to the acquisition
Pawn stores acquired		67
Consideration:
Cash	$ 48,200	$ 13,590
Equity instruments (4.1 million shares of Class A Non-voting stock at $15.92 per share)	1,000	64,609
Fair value of total consideration transferred		78,199
Capitalized acquisition costs		894
Cash acquired		(1,410)
Total purchase price	49,200	77,683
Assumed debt		30,385
Total acquisition costs		108,068
Current assets:
Pawn loans		17,886
Service charges and fees receivable		3,491
Inventory		16,265
Deferred tax asset		4,394
Prepaid expenses and other assets		1,438
Total current assets		43,474
Property and equipment		5,584
Deferred tax asset, non-current		690
Goodwill		61,877	61,877
Other assets		5,719
Total assets		117,344
Current liabilities:
Current maturities of long-term debt		(4,000)
Accounts payable and other accrued expenses		(8,404)
Customer layaway deposits		(872)
Total current liabilities		(13,276)
Long-term debt		(26,385)
Total liabilities		(39,661)
Net assets acquired		77,683
Goodwill recorded in U.S. Pawn segment		61,877	61,877
Goodwill deductible for tax purposes		0
Indefinite lived intangible assets acquired:
Trademark and trade names		4,870
Definite lived intangible assets acquired:
Favorable lease asset		644
Unaudited consolidated pro forma information of acquisition
Total revenues		634,693
Net revenues		380,020
Net income		$ 70,358

Acquisitions (Details 1) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2011	Sep. 30, 2011 Other Acquisitions [Member] Store	Sep. 30, 2010 Other Acquisitions [Member] Store	Sep. 30, 2009 Other Acquisitions [Member] Store	Sep. 30, 2011 Other Acquisitions [Member] Favorable Lease Asset [Member]	Sep. 30, 2010 Other Acquisitions [Member] Favorable Lease Asset [Member]	Sep. 30, 2011 Other Acquisitions [Member] Non-compete Agreements [Member]	Sep. 30, 2010 Other Acquisitions [Member] Non-compete Agreements [Member]	Sep. 30, 2009 Other Acquisitions [Member] Non-compete Agreements [Member]	Sep. 30, 2011 Other Acquisitions [Member] US [Member] Store	Sep. 30, 2010 Other Acquisitions [Member] US [Member] Store	Sep. 30, 2009 Other Acquisitions [Member] US [Member] Store	Sep. 30, 2011 Other Acquisitions [Member] MX [Member] Store	Sep. 30, 2011 Other Acquisitions [Member] Empeno Facil [Member]	Sep. 30, 2010 Other Acquisitions [Member] Empeno Facil [Member]	Sep. 30, 2009 Other Acquisitions [Member] Empeno Facil [Member]
Acquisitions of domestic and foreign pawn lending locations
Number of acquisitions asset purchase		9	5	1
Number of acquisitions stock purchase		3
Pawn stores acquired		40	16	11						34	16	11	6
Consideration:
Cash	$ 48,200	$ 69,977	$ 22,507	$ 17,124
Equity instruments	1,000	7,304	0	17,250
Fair value of total consideration transferred		77,281	22,507	34,374
Capitalized acquisition related costs		0	0	178
Acquisition related costs included in administrative expenses		(920)	(643)	0
Cash acquired		(1,138)	(58)	(117)
Total purchase price	49,200	75,223	21,806	34,435
Current assets:
Pawn loans		8,572	2,700	5,442
Signature loans		710	0	55
Auto title loans		0	0	1,105
Service charges and fees receivable		1,270	379	1,322
Inventory		4,838	1,542	2,860
Deferred tax asset		461	223	334
Prepaid expenses and other assets		728	66	79
Total current assets		16,579	4,910	11,197
Property and equipment		1,051	387	392
Other assets		2,558	1,057	6,711
Total assets		76,891	22,224	34,597
Current liabilities:
Accounts payable and other accrued expenses		(1,176)	(93)	(27)
Customer layaway deposits		(182)	(102)	(135)
Other current liabilities		(26)	0	0
Total current liabilities		(1,384)	(195)	(162)
Deferred tax liability		(284)	(223)	0
Total liabilities		(1,668)	(418)	(162)
Net assets acquired		75,223	21,806	34,435
Goodwill deductible for tax purposes		34,376	15,870	16,297
Goodwill		56,703	15,870	16,297						53,555	15,870	16,297		3,148	0	0
Indefinite lived intangible assets acquired:
Pawn licenses		0	607	6,680
Definite lived intangible assets acquired:
Non Compete Agreements under the Definite Lived Intangible Assets				$ 0	$ 111	$ 0	$ 769	$ 420	$ 0

Acquisitions (Details Textual) (USD $)	2 Months Ended	12 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Business Acquisition [Line Items]
Acquisition of goodwill		$ 56,790,000	$ 15,871,000
Acquisitions (Textual) [Abstract]
Equity instruments includes Class A Non-voting shares	33,011			4,100,000
Equity instruments includes Class A Non-voting per share value				$ 15.92
Purchase price acquisition				300,000
Contingent consideration to VFS shareholders				10,700,000
Sale of EZCORP shares				3,900,000
Other Acquisitions [Member]
Business Acquisition [Line Items]
Acquisition of goodwill		$ 0

Earnings per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Net Components of Basic and Diluted Earnings per Share
Net income	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 27,852	$ 19,962	$ 23,773	$ 25,707	$ 122,159	$ 97,294	$ 68,472
Weighted average outstanding shares of common stock (B)									49,917	49,033	47,372
Dilutive effect of stock options and restricted stock									452	543	704
Weighted average common stock and common stock equivalents (C)									50,369	49,576	48,076
Basic earnings per share (A/B)	$ 0.73	$ 0.53	$ 0.64	$ 0.55	$ 0.57	$ 0.41	$ 0.49	$ 0.53	$ 2.45	$ 1.98	$ 1.45
Diluted earnings per share (A/C)	$ 0.72	$ 0.53	$ 0.63	$ 0.55	$ 0.56	$ 0.4	$ 0.48	$ 0.52	$ 2.43	$ 1.96	$ 1.42
Potential common shares excluded from the calculation of diluted earnings per share									2	15	124

Strategic Investments and Fair Value of Financial Instruments (Details) (Albemarle & Bond Holdings [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Albemarle & Bond Holdings [Member]
Summary of financial information for Albemarle & Bond
Current assets	$ 125,862	$ 97,476
Non-current assets	64,325	52,325
Total assets	190,187	149,801
Current liabilities	18,620	17,898
Non-current liabilities	57,016	42,078
Shareholders' equity	114,551	89,825
Total liabilities and shareholders' equity	190,187	149,801
Gross revenues	162,002	129,794	89,712
Gross profit	97,197	84,850	68,572
Profit for the year (net income)	$ 24,324	$ 22,792	$ 17,239

Strategic Investments and Fair Value of Financial Instruments (Details 1) (Cash Converters International Limited [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Converters International Limited [Member]
Summary of financial information for Cash Converters International Limited
Current assets	$ 119,633	$ 96,489
Non-current assets	126,811	72,408
Total assets	246,444	168,897
Current liabilities	38,235	19,179
Non-current liabilities	22,528	10,199
Shareholders' equity	185,681	139,519
Total liabilities and shareholders' equity	246,444	168,897
Gross revenues	184,011	111,218
Gross profit	138,997	84,296
Profit for the year (net income)	$ 27,328	$ 19,122

Strategic Investments and Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Summary of Recorded value and fair value of strategic investments
Recorded value	$ 120,319	$ 101,386
Albemarle & Bond Holdings [Member]
Summary of Recorded value and fair value of strategic investments
Recorded value	48,361	43,127
Fair value	91,741	75,520
Cash Converters International Limited [Member]
Summary of Recorded value and fair value of strategic investments
Recorded value	71,958	58,259
Fair value	$ 53,600	$ 70,005

Strategic Investments and Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Schedule of Equity Method Investments [Line Items]
Dividends received	$ 7,274,000		$ 3,841,000	$ 1,634,000
Investments in unconsolidated affiliates	120,319,000		101,386,000
Strategic Investments and Fair Value of Financial Instruments (Textual) [Abstract]
Available for sale securities	5,400,000		4,900,000
Albemarle & Bond Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Number of common shares owned	16,644,640
Percentage of common shares owned	30.00%
Total cost of common shares owned	27,600,000
Dividends received	3,200,000		2,300,000	1,600,000
Equity Method Investment Income Loss Included in the retained earnings	23,500,000
Investments in unconsolidated affiliates	48,361,000		43,127,000
Equity in net assets		34,400,000
Equity Method Investment Difference Between Carrying Amount and Underlying Equity		10,000,000
Percentage increase in net income		6.00%
Percentage Increase in total assets		19.00%
Cash Converters International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Number of common shares owned	124,418,000
Percentage of common shares owned	33.00%
Total cost of common shares owned	57,800,000
Number of owned and franchise stores	600
Dividends received	4,100,000		1,500,000
Equity Method Investment Income Loss Included in the retained earnings	7,300,000
Investments in unconsolidated affiliates	71,958,000		58,259,000
Equity in net assets		60,800,000
Equity Method Investment Difference Between Carrying Amount and Underlying Equity		$ 15,000,000
Percentage increase in net income		27.00%
Percentage Increase in total assets		18.00%
Cash converters number of days of earnings included			237 days

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Major classifications of property and equipment
Carrying Amount	$ 207,392	$ 176,224
Accumulated Depreciation	(128,894)	(113,931)
Net Book Value	78,498	62,293
Land [Member]
Major classifications of property and equipment
Carrying Amount	4	0
Accumulated Depreciation	0	0
Net Book Value	4	0
Buildings and improvements [Member]
Major classifications of property and equipment
Carrying Amount	88,263	78,997
Accumulated Depreciation	(53,094)	(47,851)
Net Book Value	35,169	31,146
Furniture and equipment [Member]
Major classifications of property and equipment
Carrying Amount	85,654	70,419
Accumulated Depreciation	(52,562)	(44,209)
Net Book Value	33,092	26,210
Software [Member]
Major classifications of property and equipment
Carrying Amount	28,653	25,128
Accumulated Depreciation	(23,238)	(21,871)
Net Book Value	5,415	3,257
Construction in Progress [Member]
Major classifications of property and equipment
Carrying Amount	4,818	1,680
Accumulated Depreciation	0	0
Net Book Value	$ 4,818	$ 1,680

Property and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Property and Equipment (Textual) [Abstract]
Depreciation expense	$ 17,500	$ 14,000	$ 12,300
Software [Member]
Property and Equipment (Textual) [Abstract]
Depreciation expense	$ 1,400	$ 900	$ 1,000

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of major class of indefinite-lived intangible asset
Pawn licenses	$ 8,836	$ 8,836
Trade name	4,870	4,870
Goodwill	173,206	117,305	100,719
Total	$ 186,912	$ 131,011

Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011 U.S. Pawn Operations [Member]	Sep. 30, 2010 U.S. Pawn Operations [Member]	Sep. 30, 2011 EZMONEY Operations [Member]	Sep. 30, 2010 EZMONEY Operations [Member]	Sep. 30, 2009 EZMONEY Operations [Member]	Sep. 30, 2011 Empeno Facil [Member]	Sep. 30, 2010 Empeno Facil [Member]
Changes in the carrying value of goodwill, by segment
Beginning Balance	$ 117,305	$ 100,719	$ 110,255	$ 94,192	$ 0	$ 0	$ 0	$ 7,050	$ 6,527
Acquisitions	56,790	15,871	53,642	15,871				3,148
Post-closing purchase price allocation adjustments for prior year acquisitions		192		192
Effect of foreign currency translation changes	(889)	523						(889)	523
Ending Balance	$ 173,206	$ 117,305	$ 163,897	$ 110,255	$ 0	$ 0	$ 0	$ 9,309	$ 7,050

Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	$ 9,650	$ 6,190
Accumulated amortization	(3,566)	(3,442)
Net Book Value	6,084	2,748
Real Estate Finders' Fees [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	1,157	948
Accumulated amortization	(479)	(401)
Net Book Value	678	547
Non-compete Agreements [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	3,722	3,081
Accumulated amortization	(2,459)	(1,834)
Net Book Value	1,263	1,247
Favorable Lease [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	755	644
Accumulated amortization	(322)	(219)
Net Book Value	433	425
Franchise Rights [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	1,547	0
Accumulated amortization	(32)	0
Net Book Value	1,515	0
Deferred Financing Costs [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	2,411	1,469
Accumulated amortization	(262)	(982)
Net Book Value	2,149	487
Other [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	58	48
Accumulated amortization	(12)	(6)
Net Book Value	$ 46	$ 42

Goodwill and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Classification of amortization recognized as expense
Amortization expense	$ 855	$ 631	$ 485
Operations expense	111	129	95
Interest expense	615	403	296
Total expense from the amortization of definite-lived intangible assets	$ 1,581	$ 1,163	$ 876

Goodwill and Other Intangible Assets (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Estimate of the amount and classification of amortization expense for definite-lived intangible assets
Amortization Expense, 2012	$ 784
Amortization Expense, 2013	346
Amortization Expense, 2014	271
Amortization Expense, 2015	234
Amortization Expense, 2016	193
Operations Expense, 2012	92
Operations Expense, 2013	76
Operations Expense, 2014	62
Operations Expense, 2015	51
Operations Expense, 2016	48
Interest Expense, 2012	599
Interest Expense, 2013	599
Interest Expense, 2014	599
Interest Expense, 2015	352
Interest Expense, 2016	$ 0

Accounts Payable and Other Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Accounts payable and other accrued expenses
Trade accounts payable	$ 9,949	$ 9,135
Accrued payroll and related expenses	22,326	20,838
Accrued interest	13	94
Accrued rent and property taxes	10,728	9,121
Accrual for expected losses on credit service letters of credit	1,795	1,699
Collected funds payable to unaffiliated lenders under credit service programs	1,705	823
Other accrued expenses	10,884	7,953
Total	$ 57,400	$ 49,663

Long-Term Debt (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Sep. 30, 2011	May 10, 2011 Bank
Long-Term Debt (Textual) [Abstract]
Number of banks involved in line of credit facility			5
Revolving credit facility			$ 175
Line of credit potential maximum			225
Term loan outstanding		17.5
Interest rate description of credit agreement, minimum	interest rate of LIBOR plus 250 basis points or the bank’s base rate plus 150 basis points
Interest rate description		LIBOR plus 200 to 275 basis points or the bank’s base rate plus 100 to 175 basis points
Commitment fee description		commitment fee of 37.5 to 50 basis points depending on our leverage ratio calculated at the end of each quarter
Outstanding amount under revolving credit agreement		17.5
Bank letters of credit		5
Revolving credit facility		152.5
Deferred financing cost written off		0.1
Deferred financing costs included in other assets		$ 2.3
Deferred financing cost amortizable period		4 years
Debt related commitment fee	commitment fee of 50 basis points
Maturity period of new credit agreement		4 years
Credit agreement initiation date		05-10-2011
Credit agreement expiration date		05-10-2015
Interbank offered rate	LIBOR
Minimum interest rate of LIBOR on unused amount of credit facility	2.50%
Minimum bank base rate on unused amount of credit facility	1.50%
Commitment fee on unused amount of credit facility	0.50%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate to the lenders	2.75%
Bank base rate	1.75%
Commitment fee	0.50%
Minimum [Member]
Debt Instrument [Line Items]
Interest rate to the lenders	2.00%
Bank base rate	1.00%
Commitment fee	0.38%

Common Stock, Warrants, Options, and Stock Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Information on Class A Common Stock issued as acquisition
Shares issued due to acquisitions	208,763		5,174,900
Gross compensation costs
Total gross compensation costs	$ 13,208	$ 4,512	$ 3,701
Income tax benefits
Total income tax benefits	(4,509)	(1,573)	(1,240)
Net compensation expense	8,699	2,939	2,461
Stock Options [Member]
Gross compensation costs
Total gross compensation costs		4	63
Income tax benefits
Total income tax benefits	(1)	(56)	(32)
Restricted Stock [Member]
Gross compensation costs
Total gross compensation costs	13,208	4,508	3,638
Income tax benefits
Total income tax benefits	$ (4,508)	$ (1,517)	$ (1,208)

Common Stock, Warrants, Options, and Stock Compensation (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of the restricted stock awards (RSA) activity
Weighted average grant-date fair value per share of RSAs granted	$ 20.34	$ 14.64	$ 17.51
Total grant date fair value of RSAs vested	$ 13.5	$ 0.2	$ 4.8
Restricted Stock [Member]
Summary of the restricted stock awards (RSA) activity
Outstanding Shares at beginning of year	1,781,250
Weighted average grant date fair value outstanding at beginning of year	$ 13.5
Granted, Shares	868,500
Granted, Weighted average grant date fair value	$ 20.34
Released, Shares	(1,035,250)
Released, Weighted average grant date fair value	$ 13.08
Forfeited, Shares	(79,500)
Forfeited, Weighted average grant date fair value	$ 16.61
Outstanding Shares at end of year	1,535,000
Weighted average grant date fair value outstanding at end of year	$ 17.49

Common Stock, Warrants, Options, and Stock Compensation (Details 2) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2011 Year
Stock Options [Member]
Summary of the option activity
Outstanding Shares at beginning of year	293,398
Weighted Average Grant Date Fair Value, Outstanding at beginning of year	$ 3.81
Granted, Shares	0
Granted, Weighted Average Exercise Price	$ 0
Forfeited, Shares	0
Forfeited, Weighted Average Exercise Price	$ 0
Expired, Shares	(8,400)
Expired, Weighted Average Exercise Price	$ 1.48
Exercised, Shares	(62,600)
Exercised, Weighted Average Exercise Price	$ 6.57
Outstanding Shares at end of year	222,398
Weighted Average Grant Date Fair Value, Outstanding at end of year	$ 3.12
Weighted Average Remaining Contractual Term, Outstanding at September 30, 2011	2.37
Aggregate Intrinsic Value, Outstanding at September 30, 2011	$ 5,652
Vested and expected to vest, Shares	222,398
Vested and expected to vest, Weighted Average Exercise Price	$ 3.12
Vested and expected to vest, Weighted Average Remaining Contractual Term	2.37
Vested and expected to vest, Aggregate Intrinsic Value	5,652
Shares, Vested at September 30, 2011	222,398
Weighted Average Exercise Price, Vested at September 30, 2011	$ 3.12
Weighted Average Remaining Contractual Term, Vested at September 30, 2011	2.37
Aggregate Intrinsic Value, Vested at septmber30, 2011	$ 5,652

Common Stock, Warrants, Options, and Stock Compensation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of the option activity additional disclosures
Stock options exercised, shares	62,173	494,202	1,528,048
Proceeds due to stock option exercises	$ 0.4	$ 1.6	$ 4.9
Tax benefit from stock option exercises	0.2	2.1	1.4
Intrinsic value of stock options exercised	$ 1.5	$ 7.7	$ 15.5

Common Stock, Warrants, Options, and Stock Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for Grant, Shares	779,750
Common Stock, Warrants, Options and Stock Compensation (Textual) [Abstract]
Minimum vesting period, Non-Employee Directors	1 year
Maximum vesting period, Non-Employee Directors	2 years
Vesting period	over five years
Minimum strike prices	$ 0.86
Maximum strike prices	$ 4.05
Number of restricted stock awards authorized	1,575,750
Number of treasury shares used to satisfy option exercises	0	10,000
Fair value of RSAs to be amortized	$ 20.8
Weighted average period over which costs amortized, options	4
Options expiring	10 years
Options contractual life	10 years
Previous Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for Grant, Shares	75,750

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current
Federal	$ 50,148	$ 54,931	$ 38,898
State and foreign	2,728	2,172	1,519
Total	52,876	57,103	40,417
Deferred
Federal	13,408	(2,811)	(3,516)
State and foreign	268	(56)	(61)
Total	13,676	(2,867)	(3,577)
Total provision	$ 66,552	$ 54,236	$ 36,840

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Provision for income taxes attributable to continuing operations
Income taxes at the federal statutory rate		$ 66,049	$ 53,035	$ 36,859
Non-deductible expense related to incentive stock options			1	112
State income tax, net of federal benefit		2,728	2,172	1,519
Change in valuation allowance		1,425	1,273	157
Federal tax credits		(167)	(134)	(181)
Foreign tax credit		(4,356)	(2,849)	(1,228)
Other		873	738	(398)
Total provision		$ 66,552	$ 54,236	$ 36,840
Effective Tax Rate	35.20%	35.30%	35.80%	35.00%

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Deferred tax assets:
Deferred Tax Assets Depreciation	$ 1,001	$ 3,894
Tax over book inventory	3,457	9,836
Accrued liabilities	12,220	11,041
Pawn service charges receivable	3,775	3,552
Stock compensation	0	2,838
Net operating loss carry-forward on foreign operations	1,425	1,273
Total deferred tax assets	21,878	32,434
Deferred tax liabilities:
Tax over book amortization	6,605	5,122
Foreign income and dividends	2,932	2,163
Stock compensation	194
Prepaid expenses	928	608
Total deferred tax liabilities	10,659	7,893
Net deferred tax asset	11,219	24,541
Valuation allowance	(1,425)	(1,273)
Net deferred tax asset	$ 9,794	$ 23,268

Income Taxes (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Oct. 01, 2007
Reconciliation of unrecognized tax benefits
Unrecognized Tax Benefits, Beginning Balance	$ 51,000	$ 106,000	$ 486,000	$ 106,000
Reduction based on prior year tax positions	0	0	(380,000)
Additions based on current year tax positions	0	0	0
Reductions based on settlements with taxing authorities	0	0	0
Reductions due to lapse in statute of limitations	(51,000)	(55,000)	0
Unrecognized Tax Benefits, Ending Balance	$ 0	$ 51,000	$ 106,000	$ 106,000

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Oct. 01, 2007
Schedule of Equity Method Investments [Line Items]
Dividends received		$ 7,274,000	$ 3,841,000	$ 1,634,000
Income Taxes (Textual) [Abstract]
Effective income tax rate	35.20%	35.30%	35.80%	35.00%
Recognized liability on adoption		0	51,000	106,000	486,000	106,000
Penalties and interest						8,600
Additional uncertain tax position				380,000
Albemarle & Bond Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Dividends received		3,200,000	2,300,000	1,600,000
Cash Converters International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Dividends received		$ 4,100,000	$ 1,500,000

Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Related Party Transactions (Textual) [Abstract]
Period of advisory services agreements	1 year
Period of written notice required to terminate related party agreement	30 days
Monthly fee for services	$ 400,000	$ 300,000	$ 200,000
Total payments	4,800,000	3,600,000	2,400,000
Monthly fee as per Fiscal 2012 agreement	$ 500,000

Leases (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Future Minimum Rentals Expected
2012	$ 45,181
2013	39,243
2014	30,001
2015	22,171
2016	13,874
Thereafter	19,731
Total	170,201
2012	226
2013	161
2014	111
2015	12
2016	0
Thereafter	0
Total	$ 510

Leases (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Aggregate rentals over the lease term including lease renewal options
Gross rent expense	$ 46,710	$ 39,394	$ 35,005
Sublease rent revenue	(141)	(132)	(81)
Net rent expense	$ 46,569	$ 39,262	$ 34,924

Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Leases (Textual) [Abstract]
Initial term of lease	three to ten years
Renewable term of lease	three to five-year increments
Unamortized long-term portion of deferred gains	$ 2.1
Short-term portion of deferred gains included in Accounts Payable and Accrued Expenses	$ 0.4

Employment Agreements (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Sep. 30, 2011	Jan. 07, 2011	Sep. 30, 2010 Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Shares unvested				756,000
Employment Agreements (Textual) [Abstract]
Post employment benefit liability			$ 3,400,000
Period of consulting agreement		5 years
Annual consulting fee		500,000
Percentage of annual fee for incentive bonus		50.00%
Maximum percentage of annual fee		100.00%
Termination of agreement by Death or disability		payment of an amount equal to one year’s annual consulting fee plus one year of incentive bonus
Additional annual incentive bonuses		$ 500,000
Initial term of agreement	2 years
Additional term of agreement	1 year
Period for termination notice	continue to be renewed for successive one-year terms unless either party gives 90-days’ notice to terminate
Period of non compete agreements		2 years

Retirement Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Retirement savings plan
Total Matching contributions	$ 377	$ 260	$ 275
Defined Contribution Plan [Member]
Retirement savings plan
Total Matching contributions	377	260	178
Financial services 401 k plan [Member]
Retirement savings plan
Total Matching contributions	$ 0	$ 0	$ 97

Retirement Plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Contribution and amortized expense related to the Supplemental Executive Retirement Plan
Amortized expense due to Supplemental Executive Retirement Plan	$ (377)	$ (260)	$ (275)
Supplemental Employee Retirement Plans, Defined Contribution Plan [Member]
Contribution and amortized expense related to the Supplemental Executive Retirement Plan
Contributions to the Supplemental Executive Retirement Plan	701	746	579
Amortized expense due to Supplemental Executive Retirement Plan	$ 526	$ 562	$ 463

Retirement Plans (Details Textual)	12 Months Ended
Sep. 30, 2011
Retirement Plans (Textual) [Abstract]
Contributions matching vested in service	4 years
Contributions matching vested in pro rata basis	100.00%
Vesting period of Supplemental Executive Retirement Plan	3 years
Supplemental Executive Retirement Plan vesting in pro-rata basis	One-third vesting each year
Supplemental Executive Retirement Plan vesting in the event of the participant's death or disability or the termination of the plan due to a change in control	100.00%
Term of contract	60 years old and five years of active service

Quarterly Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Quarterly Information
Total revenues	$ 234,085	$ 203,152	$ 213,254	$ 218,826	$ 198,168	$ 173,542	$ 176,584	$ 184,751	$ 869,317	$ 733,045	$ 597,456
Net revenues	146,759	122,997	130,950	134,232	120,039	104,804	109,705	112,931	534,938	447,479	359,934
Net income	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 27,852	$ 19,962	$ 23,773	$ 25,707	$ 122,159	$ 97,294	$ 68,472
Net income per common share:
Basic	$ 0.73	$ 0.53	$ 0.64	$ 0.55	$ 0.57	$ 0.41	$ 0.49	$ 0.53	$ 2.45	$ 1.98	$ 1.45
Diluted	$ 0.72	$ 0.53	$ 0.63	$ 0.55	$ 0.56	$ 0.4	$ 0.48	$ 0.52	$ 2.43	$ 1.96	$ 1.42

Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Tax benefit (provision) of comprehensive income
Foreign currency translation tax benefit / (provision)	$ (5,369)	$ 1,918	$ 1,598
Available for sale securities tax benefit / (provision)	(325)
Total tax benefit / (provision)	$ (5,694)	$ 1,918	$ 1,598

Operating Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues:
Merchandise sales									$ 282,083	$ 240,454	$ 211,001
Jewelry scrapping Sales									212,479	171,411	118,922
Pawn service charges									201,135	163,695	130,169
Signature loan fees									150,250	139,315	133,344
Auto title loan fees									21,701	17,707	3,589
Other									1,669	463	431
Total revenues	234,085	203,152	213,254	218,826	198,168	173,542	176,584	184,751	869,317	733,045	597,456
Merchandise cost of goods sold									162,060	140,284	126,562
Jewelry scrapping cost of goods sold									133,560	110,838	77,027
Signature loan bad debt									36,328	31,709	33,553
Auto title loan bad debt									2,431	2,735	380
Net revenues	146,759	122,997	130,950	134,232	120,039	104,804	109,705	112,931	534,938	447,479	359,934
Operations expense									267,052	236,664	206,237
Store operating income									267,886	210,815	153,697
U.S. Pawn Operations [Member]
Revenues:
Merchandise sales									256,643	226,424	202,250
Jewelry scrapping Sales									195,276	163,667	117,013
Pawn service charges									184,234	154,505	124,396
Signature loan fees									2,501	1,930	2,293
Auto title loan fees									1,539	1,659	1,313
Other									634	442	431
Total revenues									640,827	548,627	447,696
Merchandise cost of goods sold									147,239	131,825	121,170
Jewelry scrapping cost of goods sold									120,767	104,531	75,744
Signature loan bad debt									923	641	828
Auto title loan bad debt									165	236	124
Net revenues									371,733	311,394	249,830
Operations expense									177,191	161,145	140,525
Store operating income									194,542	150,249	109,305
EZMONEY Operations [Member]
Revenues:
Merchandise sales									203
Jewelry scrapping Sales									1,206	355	9
Signature loan fees									147,749	137,385	131,051
Auto title loan fees									20,162	16,048	2,276
Other									913	21
Total revenues									170,233	153,809	133,336
Merchandise cost of goods sold									149
Jewelry scrapping cost of goods sold									588	170	6
Signature loan bad debt									35,405	31,068	32,725
Auto title loan bad debt									2,266	2,499	256
Net revenues									131,825	120,072	100,349
Operations expense									69,225	63,861	59,879
Store operating income									62,600	56,211	40,470
Empeno Facil [Member]
Revenues:
Merchandise sales									25,237	14,030	8,751
Jewelry scrapping Sales									15,997	7,389	1,900
Pawn service charges									16,901	9,190	5,773
Other									122
Total revenues									58,257	30,609	16,424
Merchandise cost of goods sold									14,672	8,459	5,392
Jewelry scrapping cost of goods sold									12,205	6,137	1,277
Net revenues									31,380	16,013	9,755
Operations expense									20,636	11,658	5,833
Store operating income									$ 10,744	$ 4,355	$ 3,922

Operating Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Reconciliation of store operating income with consolidated income before income taxes
Consolidated store operating income	$ 267,886	$ 210,815	$ 153,697
Administrative expenses	75,270	52,740	40,497
Depreciation and amortization	18,344	14,661	12,746
(Gain) / loss on sale or disposal of assets	309	1,528	(1,024)
Interest income	(37)	(186)	(281)
Interest expense	1,690	1,385	1,425
Income from investment in unconsolidated affiliates	(16,237)	(10,750)	(5,016)
Other	(164)	(93)	38
Consolidated income before income taxes	$ 188,711	$ 151,530	$ 105,312

Operating Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assets:
Pawn loans	$ 145,318	$ 121,201	$ 101,684
Signature loans, net	11,389	10,775	8,357
Auto title loans, net	3,222	3,145	1,663
Service charges and fees receivable, net	33,230	29,060	24,315
Inventory, net	90,373	71,502	64,001
Goodwill	173,206	117,305	100,719
Total separately identified recorded segment assets	456,738	352,988	300,739
Brokered signature loans outstanding from unaffiliated lenders	20,973	22,940	22,984
Brokered auto title loans outstanding from unaffiliated lenders	6,067	6,825	2,186
U.S. Pawn Operations [Member]
Assets:
Pawn loans	134,457	113,944	98,099
Signature loans, net	990	456	453
Auto title loans, net	930	651	685
Service charges and fees receivable, net	25,148	20,830	17,910
Inventory, net	81,257	66,542	61,196
Goodwill	163,897	110,255	94,192
Total separately identified recorded segment assets	406,679	312,678	272,535
Brokered signature loans outstanding from unaffiliated lenders	206	231	278
Brokered auto title loans outstanding from unaffiliated lenders	175	236	276
EZMONEY Operations [Member]
Assets:
Pawn loans	0	0	0
Signature loans, net	10,399	10,319	7,904
Auto title loans, net	2,292	2,494	978
Service charges and fees receivable, net	6,419	7,177	5,892
Inventory, net	602	25	1
Goodwill	0	0	0
Total separately identified recorded segment assets	19,712	20,015	14,775
Brokered signature loans outstanding from unaffiliated lenders	20,767	22,709	22,706
Brokered auto title loans outstanding from unaffiliated lenders	5,892	6,589	1,910
Empeno Facil [Member]
Assets:
Pawn loans	10,861	7,257	3,585
Signature loans, net	0	0	0
Auto title loans, net	0	0	0
Service charges and fees receivable, net	1,663	1,053	513
Inventory, net	8,514	4,935	2,804
Goodwill	9,309	7,050	6,527
Total separately identified recorded segment assets	30,347	20,295	13,429
Brokered signature loans outstanding from unaffiliated lenders	0	0	0
Brokered auto title loans outstanding from unaffiliated lenders	$ 0	$ 0	$ 0

Operating Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Reconciliation of separately identified recorded segment assets to consolidated total assets:
Total assets	$ 756,450	$ 606,412	$ 492,517
Operating Segments [Member]
Reconciliation of separately identified recorded segment assets to consolidated total assets:
Total assets	456,738	352,988	300,739
Unallocated Amount to Segment [Member]
Reconciliation of separately identified recorded segment assets to consolidated total assets:
Total assets	$ 299,712	$ 253,424	$ 191,778

Operating Segment Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011 Segment
Operating Segment Information (Textual) [Abstract]
Number of reportable segments	3
Intersegment Revenue	$ 0
U.S. Pawn Operations [Member]
Operating Segment Information (Textual) [Abstract]
Number of financial services stores	6
Number of stores offering pawn related activities	433
Number of stores offering signature loans	43
Number of stores offering auto title loans	44
U.S. EZMONEY [Member]
Operating Segment Information (Textual) [Abstract]
Number of financial services stores	430
Number of stores offering auto title loans	397
Canadian CASHMAX stores [Member]
Operating Segment Information (Textual) [Abstract]
Number of financial services stores	64
Cash Converters stores [Member]
Operating Segment Information (Textual) [Abstract]
Number of buy/sell stores.	15
Empeno Facil [Member]
Operating Segment Information (Textual) [Abstract]
Number of stores offering pawn related activities	178

Allowance for Losses and Credit Quality of Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Signature Loans [Member]
Allowance for credit losses and recorded investment in financing receivables
Allowance Balance at Beginning of Period	$ 750	$ 532	$ 580
Charge-offs	(18,043)	(14,807)	(14,456)
Recoveries	6,349	5,757	5,571
Provisions	12,671	9,268	8,837
Allowance Balance at End of Period	1,727	750	532
Financing Receivable at End of Period	13,116	11,525	8,889
Auto title loans [Member]
Allowance for credit losses and recorded investment in financing receivables
Allowance Balance at Beginning of Period	1,137	291	0
Charge-offs	(12,616)	(9,240)	(2,478)
Recoveries	10,074	7,425	2,387
Provisions	1,943	2,661	382
Allowance Balance at End of Period	538	1,137	291
Financing Receivable at End of Period	$ 3,760	$ 4,282	$ 1,954

Allowance for Losses and Credit Quality of Financing Receivables (Details 1) (Auto title loans [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Auto title loans [Member]
Aging analysis of past due financing receivables
Investment 1 to 30 days past due	$ 840	$ 796
Investment 31 to 60 days past due	479	552
Investment 61 to 90 days past due	283	432
Investment greater than 90 Days past due	219	532
Investment past due	1,821	2,312
Current receivable	1,939	1,970
Total Financing Receivable	3,760	4,282
Investment 90 days past due and still accruing	0	0
Allowance for credit losses 1 to 30 days past due	117	188
Allowance for credit losses 31 to 60 days past due	114	229
Allowance for credit losses 61 to 90 days past due	67	256
Allowance for credit losses greater than 90 days past due	172	367
Allowance for credit losses past due	470	1,040
Allowance for credit losses current	68	97
Total Financing Receivable	538	1,137
Allowance for credit losses 90 days past due and still accruing	$ 0	$ 0
Allowance for credit losses 1 to 30 days past due percentage	14.00%	24.00%
Allowance for credit losses 31 to 60 days past due percentage	24.00%	41.00%
Allowance for credit losses 61 to 90 days past due percentage	24.00%	59.00%
Allowance for credit losses greater than 90 days past due percentage	79.00%	69.00%
Allowance for credit losses past due percentage	26.00%	45.00%
Allowance for credit losses current percentage	4.00%	5.00%
Allowance for credit losses percentage	14.00%	27.00%
Allowance for credit losses 90 days past due and still accruing percentage	0.00%	0.00%

Allowance for Losses and Credit Quality of Financing Receivables (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Allowance for Losses and Credit Quality of Financing Receivables (Textual) [Abstract]
Reserve percentage of loan over 90 days past due	100.00%
Auto title loan past due days	more than 90 days
Fees Accrued on Past Due Loans	$ 0

Supplemental Consolidated Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Pawn service charges receivable
Gross pawn service charges receivable	$ 37,175	$ 31,575
Allowance for uncollectible pawn service charges receivable	(10,720)	(9,949)
Pawn service charges receivable, net	26,455	21,626
Signature loan fees receivable
Gross signature loan fees receivable	5,839	6,144
Allowance for uncollectible signature loan fees receivable	(491)	(326)
Signature loan fees receivable, net	5,348	5,818
Auto title loan fees receivable
Auto Title Loan Fees Receivable Gross	1,507	1,721
Allowance for uncollectible auto title loan fees receivable	(80)	(105)
Auto title loan fees receivable, net	1,427	1,616
Inventory
Inventory, gross	99,854	77,211
Inventory reserves	(9,481)	(5,709)
Inventory, net	$ 90,373	$ 71,502	$ 64,001

Supplemental Consolidated Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Information on advertising expense
Advertising Expense	$ 3,577	$ 2,205	$ 2,033

Supplemental Consolidated Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Signature Loans [Member]
Other Supplemental Information
Expected LOC Losses	$ 1,562	$ 1,337
Maximum Exposure For LOC Losses	23,845	24,449
Auto title loans [Member]
Other Supplemental Information
Expected LOC Losses	233	362
Maximum Exposure For LOC Losses	$ 6,423	$ 7,197

Supplemental Consolidated Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Allowance for valuation of inventory [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 5,709	$ 5,719	$ 4,028
Charged to Expense	3,772		1,691
Deductions		10
Balance at End of Period	9,481	5,709	5,719
Allowance for uncollectible pawn service charges receivable [ Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	9,949	8,521	5,315
Charged to Other Accts	771	1,428	3,206
Balance at End of Period	10,720	9,949	8,521
Allowance for uncollectible signature loan fees receivables [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	326	461	581
Charged to Other Accts	165	(135)	(120)
Balance at End of Period	491	326	461
Allowance for valuation of deferred tax assets [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	1,273	0	233
Charged to Expense	152	1,273
Deductions			233
Balance at End of Period	1,425	1,273	0
Allowance for uncollectible auto title loan fees receivable [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	105	21	0
Charged to Other Accts	(25)	84	21
Balance at End of Period	$ 80	$ 105	$ 21

Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Current assets:
Cash and cash equivalents	$ 23,969	$ 25,854	$ 44,764	$ 27,444
Pawn loans	145,318	121,201	101,684
Signature loans, net	11,389	10,775	8,357
Auto title loans, net	3,222	3,145	1,663
Pawn service charges receivable, net	26,455	21,626
Signature loan fees receivable, net	5,348	5,818
Auto title loan fees receivable, net	1,427	1,616
Inventory, net	90,373	71,502	64,001
Deferred tax asset	18,125	23,208
Receivable from affiliates	0	0
Income taxes receivable	0	0
Prepaid expenses and other assets	30,611	17,427
Total current assets	356,237	302,172
Investments in unconsolidated affiliates	120,319	101,386
Investments in subsidiaries	0	0
Property and equipment, net	78,498	62,293
Deferred tax asset, non-current	0	60
Goodwill	173,206	117,305	100,719
Other assets, net	8,400	6,742
Total assets	756,450	606,412	492,517
Current liabilities:
Current maturities of long-term debt	0	10,000
Accounts payable and other accrued expenses	57,400	49,663
Customer layaway deposits	6,176	6,109
Intercompany Payables	0	0
Income taxes payable	693	3,687
Total current liabilities	64,269	69,459
Long-term debt, less current maturities	17,500	15,000
Deferred tax liability	8,331	0
Deferred gains and other long-term liabilities	2,102	2,525
Total liabilities	92,202	86,984
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	242,398	225,374
Retained earnings	422,095	299,936
Accumulated other comprehensive income (loss)	(746)	(6,375)
Total stockholders' equity	664,248	519,428	415,685	273,050
Total liabilities and stockholders' equity	756,450	606,412
Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	471	463
Common Stock Class B Voting
Stockholders' equity:
Common Stock	30	30
Parent [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Pawn loans	0	0
Signature loans, net	0	0
Auto title loans, net	0	0
Pawn service charges receivable, net	0	0
Signature loan fees receivable, net	0	0
Auto title loan fees receivable, net	0	0
Inventory, net	0	0
Deferred tax asset	12,728	18,085
Receivable from affiliates	66,450	0
Income taxes receivable	0	3,185
Prepaid expenses and other assets	29	6
Total current assets	79,207	21,276
Investments in unconsolidated affiliates	71,958	58,259
Investments in subsidiaries	84,303	76,999
Property and equipment, net	0	0
Deferred tax asset, non-current	0	1,161
Goodwill	0	0
Other assets, net	2,147	217
Total assets	237,615	157,912
Current liabilities:
Current maturities of long-term debt	0	10,000
Accounts payable and other accrued expenses	13	90
Customer layaway deposits	0	0
Intercompany Payables	(199,190)	(251,158)
Income taxes payable	9,552	11,031
Total current liabilities	(189,625)	(230,037)
Long-term debt, less current maturities	17,500	15,000
Deferred tax liability	5,940	0
Deferred gains and other long-term liabilities	0	0
Total liabilities	(166,185)	(215,037)
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	221,526	218,087
Retained earnings	174,860	156,329
Accumulated other comprehensive income (loss)	6,923	(1,949)
Total stockholders' equity	403,800	372,949
Total liabilities and stockholders' equity	237,615	157,912
Parent [Member] | Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	461	452
Parent [Member] | Common Stock Class B Voting
Stockholders' equity:
Common Stock	30	30
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	20,860	23,862	43,750	26,098
Pawn loans	134,457	113,944
Signature loans, net	9,304	9,828
Auto title loans, net	3,222	3,145
Pawn service charges receivable, net	24,792	20,573
Signature loan fees receivable, net	5,215	5,733
Auto title loan fees receivable, net	1,427	1,616
Inventory, net	81,277	66,547
Deferred tax asset	5,397	4,950
Receivable from affiliates	(66,450)	0
Income taxes receivable	0	(3,185)
Prepaid expenses and other assets	25,976	14,769
Total current assets	245,477	261,782
Investments in unconsolidated affiliates	48,361	43,127
Investments in subsidiaries	44,323	9,095
Property and equipment, net	59,434	49,031
Deferred tax asset, non-current	0	(1,101)
Goodwill	163,897	110,254
Other assets, net	22,219	20,938
Total assets	583,711	493,126
Current liabilities:
Current maturities of long-term debt	0	0
Accounts payable and other accrued expenses	50,871	44,859
Customer layaway deposits	5,711	5,940
Intercompany Payables	178,375	222,767
Income taxes payable	(5,150)	(5,147)
Total current liabilities	229,807	268,419
Long-term debt, less current maturities	0	0
Deferred tax liability	1,563	0
Deferred gains and other long-term liabilities	2,102	2,525
Total liabilities	233,472	270,944
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	98,980	78,091
Retained earnings	251,418	145,954
Accumulated other comprehensive income (loss)	(170)	(1,873)
Total stockholders' equity	350,239	222,182
Total liabilities and stockholders' equity	583,711	493,126
Subsidiary Guarantors [Member] | Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	12	11
Subsidiary Guarantors [Member] | Common Stock Class B Voting
Stockholders' equity:
Common Stock	(1)	(1)
Other Subsidiaries [Member]
Current assets:
Cash and cash equivalents	3,109	1,992	1,014	1,346
Pawn loans	10,861	7,257
Signature loans, net	2,085	947
Auto title loans, net	0	0
Pawn service charges receivable, net	1,663	1,053
Signature loan fees receivable, net	133	85
Auto title loan fees receivable, net	0	0
Inventory, net	9,096	4,955
Deferred tax asset	0	173
Receivable from affiliates	0	0
Income taxes receivable	0	0
Prepaid expenses and other assets	4,606	2,652
Total current assets	31,553	19,114
Investments in unconsolidated affiliates	0	0
Investments in subsidiaries	0	0
Property and equipment, net	19,064	13,262
Deferred tax asset, non-current	0	0
Goodwill	9,309	7,051
Other assets, net	3,822	2,041
Total assets	63,748	41,468
Current liabilities:
Current maturities of long-term debt	0	0
Accounts payable and other accrued expenses	6,516	4,714
Customer layaway deposits	465	169
Intercompany Payables	20,761	28,341
Income taxes payable	(3,709)	(2,197)
Total current liabilities	24,033	31,027
Long-term debt, less current maturities	0	0
Deferred tax liability	828	0
Deferred gains and other long-term liabilities	0	0
Total liabilities	24,861	31,027
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	50,568	15,340
Retained earnings	(4,183)	(2,347)
Accumulated other comprehensive income (loss)	(7,499)	(2,553)
Total stockholders' equity	38,887	10,441
Total liabilities and stockholders' equity	63,748	41,468
Other Subsidiaries [Member] | Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	0	0
Other Subsidiaries [Member] | Common Stock Class B Voting
Stockholders' equity:
Common Stock	1	1
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0
Pawn loans	0	0
Signature loans, net	0	0
Auto title loans, net	0	0
Pawn service charges receivable, net	0	0
Signature loan fees receivable, net	0	0
Auto title loan fees receivable, net	0	0
Inventory, net	0	0
Deferred tax asset	0	0
Receivable from affiliates	0	0
Income taxes receivable	0	0
Prepaid expenses and other assets	0	0
Total current assets	0	0
Investments in unconsolidated affiliates	0	0
Investments in subsidiaries	(128,626)	(86,094)
Property and equipment, net	0	0
Deferred tax asset, non-current	0	0
Goodwill	0	0
Other assets, net	2	0
Total assets	(128,624)	(86,094)
Current liabilities:
Current maturities of long-term debt	0	0
Accounts payable and other accrued expenses	0	0
Customer layaway deposits	0	0
Intercompany Payables	54	50
Income taxes payable	0	0
Total current liabilities	54	50
Long-term debt, less current maturities	0	0
Deferred tax liability	0	0
Deferred gains and other long-term liabilities	0	0
Total liabilities	54	50
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	(128,676)	(86,144)
Retained earnings	0	0
Accumulated other comprehensive income (loss)	0	0
Total stockholders' equity	(128,678)	(86,144)
Total liabilities and stockholders' equity	128,624	(86,094)
Eliminations [Member] | Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	(2)	0
Eliminations [Member] | Common Stock Class B Voting
Stockholders' equity:
Common Stock	$ 0	$ 0

Subsequent Events (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues:
Sales									$ 494,562	$ 411,865	$ 329,923
Pawn service charges									201,135	163,695	130,169
Signature loan fees									150,250	139,315	133,344
Auto title loan fees									21,701	17,707	3,589
Other									1,669	463	431
Total revenues	234,085	203,152	213,254	218,826	198,168	173,542	176,584	184,751	869,317	733,045	597,456
Cost of goods sold									295,620	251,122	203,589
Signature loan bad debt									36,328	31,709	33,553
Auto title loan bad debt									2,431	2,735	380
Net revenues	146,759	122,997	130,950	134,232	120,039	104,804	109,705	112,931	534,938	447,479	359,934
Operating expenses:
Operations									267,052	236,664	206,237
Administrative									75,270	52,740	40,497
Depreciation									17,500	14,000	12,300
Amortization									855	631	485
(Gain) / loss on sale or disposal of assets									309	1,528	(1,024)
Total operating expenses									360,975	305,593	258,456
Operating income									173,963	141,886	101,478
Interest income									(37)	(186)	(281)
Interest expense									1,690	1,385	1,425
Income from investment in unconsolidated affiliates									(16,237)	(10,750)	(5,016)
Other									(164)	(93)	38
Income before income taxes									188,711	151,530	105,312
Income tax expense									66,552	54,236	36,840
Net income	36,365	26,527	31,838	27,429	27,852	19,962	23,773	25,707	122,159	97,294	68,472
Parent [Member]
Revenues:
Other									66,450	53,990	36,825
Total revenues									66,450	53,990	36,825
Net revenues									66,450	53,990	36,825
Operating expenses:
Operating income									66,450	53,990	36,825
Interest income									(15)	(148)
Interest expense									(8,436)	(9,028)	(9,198)
Income from investment in unconsolidated affiliates									(8,945)	(3,928)
Income before income taxes									83,846	67,094	46,023
Income tax expense									65,315	54,226	36,367
Net income									18,531	12,868	9,656
Subsidiary Guarantors [Member]
Revenues:
Sales									452,039	390,243	319,272
Pawn service charges									184,234	154,505	124,396
Signature loan fees									141,545	137,444	133,342
Auto title loan fees									21,701	17,707	3,589
Other									1,042	455	431
Total revenues									800,561	700,354	581,030
Cost of goods sold									268,068	236,426	196,918
Signature loan bad debt									33,735	30,558	33,552
Auto title loan bad debt									2,431	2,735	380
Net revenues									496,327	430,635	350,180
Operating expenses:
Operations									237,040	221,017	200,300
Administrative									70,160	50,170	39,134
Depreciation									14,326	12,344	11,541
Amortization									400	270	159
(Gain) / loss on sale or disposal of assets									196	1,472	(1,029)
Total operating expenses									322,064	285,271	250,105
Operating income									174,263	145,364	100,075
Interest income									(341)	(267)	(461)
Interest expense									10,118	10,408	10,618
Income from investment in unconsolidated affiliates									(7,292)	(6,822)	(5,016)
Other									(168)	(92)
Income before income taxes									171,946	142,137	94,934
Income tax expense									66,482	54,026	36,840
Net income									105,462	88,112	58,094
Other Subsidiaries [Member]
Revenues:
Sales									42,523	21,622	10,651
Pawn service charges									16,901	9,190	5,773
Signature loan fees									8,705	1,871	2
Other									627	8
Total revenues									68,756	32,691	16,426
Cost of goods sold									27,552	14,696	6,671
Signature loan bad debt									2,593	1,151	1
Net revenues									38,611	16,844	9,754
Operating expenses:
Operations									30,012	15,647	5,937
Administrative									5,110	2,570	1,363
Depreciation									3,163	1,686	720
Amortization									455	361	326
(Gain) / loss on sale or disposal of assets									113	56	5
Total operating expenses									38,911	20,322	8,351
Operating income									(300)	(3,478)	1,403
Interest income									(2)	(3)
Interest expense									329	237	185
Other									4	(1)	38
Income before income taxes									(631)	(3,711)	1,180
Income tax expense									1,205	(26)	458
Net income									(1,834)	(3,686)	722
Eliminations [Member]
Revenues:
Other									(66,450)	(53,990)	(36,825)
Total revenues									(66,450)	(53,990)	(36,825)
Net revenues									(66,450)	(53,990)	(36,825)
Operating expenses:
Operating income									(66,450)	(53,990)	(36,825)
Interest income									321	232	180
Interest expense									(321)	(232)	(180)
Income before income taxes									(66,450)	(53,990)	(36,825)
Income tax expense									$ (66,450)	$ (53,990)	$ (36,825)

Subsequent Events (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating Activities:
Net income	$ 36,365	$ 26,527	$ 31,838	$ 27,429	$ 27,852	$ 19,962	$ 23,773	$ 25,707	$ 122,159	$ 97,294	$ 68,472
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization									18,344	14,661	12,746
Signature loan and auto title loan loss provisions									15,052	11,588	9,023
Deferred taxes									13,647	(1,287)	2,493
(Gain) / loss on sale or disposal of assets									309	1,528	(1,024)
Stock compensation									13,208	4,512	3,701
Income from investment in unconsolidated affiliates									(16,237)	(10,750)	(5,016)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net									(2,998)	(4,312)	(1,408)
Inventory, net									(5,422)	(2,144)	(783)
Prepaid expenses, other current assets, and other assets, net									(12,759)	(6,277)	(4,767)
Accounts payable and accrued expenses									6,881	15,592	(3,649)
Customer layaway deposits									(70)	1,824	861
Deferred gains and other long-term liabilities									(345)	(736)	(363)
Excess tax benefit from stock compensation									(3,230)	(1,861)	(1,789)
Income taxes									(98)	5,093	2,120
Net cash provided by operating activities									148,441	124,725	80,617
Investing Activities:
Loans made									(652,403)	(545,579)	(446,023)
Loans repaid									405,594	335,832	276,255
Recovery of pawn loan principal through sale of forfeited collateral									205,662	174,224	154,235
Additions to property and equipment									(34,776)	(25,741)	(19,264)
Proceeds on disposal of assets									0	1,347	1,062
Acquisitions, net of cash acquired									(67,919)	(21,837)	(40,922)
Investments in unconsolidated affiliates									0	(59,188)	0
Dividends from unconsolidated affiliates									7,274	3,841	1,634
Net cash used in investing activities									(136,568)	(137,101)	(73,023)
Financing Activities:
Proceeds from exercise of stock options and warrants									397	1,602	4,943
Stock issuance costs related to acquisitions									0	0	(442)
Excess tax benefit from stock compensation									3,230	1,861	1,789
Debt issuance costs									(2,397)	3	(1,179)
Taxes paid related to net share settlement of equity awards									(7,484)	0	0
Proceeds on revolving line of credit									164,500	63,050	0
Payments on revolving line of credit									(147,000)	(63,050)
Proceeds from bank borrowings									0	0	40,000
Payments on bank borrowings									(25,004)	(10,000)	(35,385)
Net cash provided by (used in) financing activities									(13,758)	(6,534)	9,726
Change in cash and equivalents									(1,885)	(18,910)	17,320
Cash and equivalents at beginning of period				25,854				44,764	25,854	44,764	27,444
Cash and equivalents at end of period	23,969				25,854				23,969	25,854	44,764
Parent [Member]
Operating Activities:
Net income									18,531	12,868	9,656
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred taxes									12,458	(3,022)	2,800
Income from investment in unconsolidated affiliates									(8,945)	(3,928)
Changes in operating assets and liabilities, net of business acquisitions:
Prepaid expenses, other current assets, and other assets, net									(66,473)	397	(6)
Accounts payable and accrued expenses									51,892	50,659	(55,352)
Income taxes									1,706	5,841	1,760
Net cash provided by operating activities									9,169	62,815	(41,142)
Investing Activities:
Proceeds on disposal of assets									0
Investments in unconsolidated affiliates									0	(57,772)	0
Dividends from unconsolidated affiliates									4,118	1,494
Net cash used in investing activities									4,118	(56,278)
Financing Activities:
Proceeds from exercise of stock options and warrants									397	1,602	4,943
Stock issuance costs related to acquisitions									0	0
Excess tax benefit from stock compensation									3,230	1,861	1,789
Debt issuance costs									(1,930)		(590)
Taxes paid related to net share settlement of equity awards									(7,484)	0	0
Proceeds on revolving line of credit									(164,500)	63,050	0
Payments on revolving line of credit									(147,000)	(63,050)
Proceeds from bank borrowings									(2,500)	0	40,000
Payments on bank borrowings									(10,000)	(10,000)	(5,000)
Net cash provided by (used in) financing activities									(13,287)	(6,537)	41,142
Change in cash and equivalents									0		0
Cash and equivalents at beginning of period				0				0	0	0	0
Cash and equivalents at end of period	0				0				0	0	0
Subsidiary Guarantors [Member]
Operating Activities:
Net income									105,462	88,112	58,094
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization									14,726	12,627	11,700
Signature loan and auto title loan loss provisions									12,521	10,494	9,023
Deferred taxes									191	1,660	(87)
(Gain) / loss on sale or disposal of assets									196	1,472	(1,029)
Stock compensation									13,208	4,512	3,701
Income from investment in unconsolidated affiliates									(7,292)	(6,822)	(5,016)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net									(2,300)	(3,742)	(1,333)
Inventory, net									(3,506)	(1,773)	(493)
Prepaid expenses, other current assets, and other assets, net									57,985	(3,983)	(4,289)
Accounts payable and accrued expenses									(74,323)	(57,510)	47,116
Customer layaway deposits									(402)	1,780	817
Deferred gains and other long-term liabilities									(423)	(422)	(425)
Excess tax benefit from stock compensation									(3,230)	(1,861)	(1,789)
Income taxes									42	270	1,399
Net cash provided by operating activities									112,855	44,814	117,389
Investing Activities:
Loans made									(554,138)	(504,305)	(430,423)
Loans repaid									339,574	313,255	267,232
Recovery of pawn loan principal through sale of forfeited collateral									183,441	162,407	147,851
Additions to property and equipment									(24,651)	(16,503)	(15,492)
Proceeds on disposal of assets									0	1,347	1,062
Acquisitions, net of cash acquired									(62,768)	(21,837)	(40,185)
Investments in unconsolidated affiliates									0	(1,416)	0
Dividends from unconsolidated affiliates									3,156	2,347	1,634
Net cash used in investing activities									(115,386)	(64,705)	(68,321)
Financing Activities:
Stock issuance costs related to acquisitions									0	0	(442)
Debt issuance costs									(467)	3	(589)
Taxes paid related to net share settlement of equity awards										0	0
Proceeds on revolving line of credit											0
Proceeds from bank borrowings									(2,500)	0
Payments on bank borrowings									(15,004)		(30,385)
Net cash provided by (used in) financing activities									(471)	3	(31,416)
Change in cash and equivalents									(3,002)	(19,888)	17,652
Cash and equivalents at beginning of period				23,862				43,750	23,862	43,750	26,098
Cash and equivalents at end of period	20,860				23,862				20,860	23,862	43,750
Other Subsidiaries [Member]
Operating Activities:
Net income									(1,834)	(3,686)	722
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization									3,618	2,034	1,046
Signature loan and auto title loan loss provisions									2,531	1,094
Deferred taxes									998	75	(220)
(Gain) / loss on sale or disposal of assets									113	56	5
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net									(698)	(570)	(75)
Inventory, net									(1,916)	(371)	(290)
Prepaid expenses, other current assets, and other assets, net									(4,271)	(2,691)	(472)
Accounts payable and accrued expenses									29,312	22,443	4,587
Customer layaway deposits									332	44	44
Deferred gains and other long-term liabilities									78	(314)	62
Income taxes									1,846	(1,018)	(1,039)
Net cash provided by operating activities									26,417	(17,096)	4,370
Investing Activities:
Loans made									(98,265)	(41,274)	(15,600)
Loans repaid									66,020	22,577	9,023
Recovery of pawn loan principal through sale of forfeited collateral									22,221	11,817	6,384
Additions to property and equipment									(10,125)	(9,238)	3,772
Proceeds on disposal of assets									0
Acquisitions, net of cash acquired									(5,151)		737
Investments in unconsolidated affiliates									0		0
Net cash used in investing activities									(25,330)	(16,118)	(4,702)
Financing Activities:
Stock issuance costs related to acquisitions									0	0
Taxes paid related to net share settlement of equity awards										0	0
Proceeds on revolving line of credit											0
Proceeds from bank borrowings									0	0
Change in cash and equivalents									1,117	978	(332)
Cash and equivalents at beginning of period				1,992				1,014	1,992	1,014	1,346
Cash and equivalents at end of period	$ 3,109				$ 1,992				$ 3,109	$ 1,992	$ 1,014

Subsequent Events (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	12 Months Ended	2 Months Ended		12 Months Ended
	Nov. 30, 2011	Sep. 30, 2009	Nov. 30, 2011 Florida and greater San Antonio metropolitan area [Member] Store	Nov. 30, 2011 Pennsylvania Virginia And Canada [Member] Store	Sep. 30, 2011 Other Acquisitions [Member] Store	Sep. 30, 2010 Other Acquisitions [Member] Store	Sep. 30, 2009 Other Acquisitions [Member] Store	Sep. 30, 2011 Other Acquisitions [Member] Favorable Lease Asset [Member]	Sep. 30, 2010 Other Acquisitions [Member] Favorable Lease Asset [Member]	Sep. 30, 2011 Other Acquisitions [Member] Non-compete Agreements [Member]	Sep. 30, 2010 Other Acquisitions [Member] Non-compete Agreements [Member]	Sep. 30, 2009 Other Acquisitions [Member] Non-compete Agreements [Member]
Subsequent Events (Textual) [Abstract]
Number of pawn stores acquired			17	8
Acquisition through asset purchases and capital stock	$ 49,200				$ 75,223	$ 21,806	$ 34,435
Acquisition through asset purchases in cash	48,200				69,977	22,507	17,124
Equity instruments	1,000				7,304	0	17,250
Equity instruments includes Class A Non-voting shares	33,011	4,100,000
Acquisitions of domestic and foreign pawn lending locations
Number of acquisitions asset purchase					9	5	1
Number of acquisitions stock purchase					3
Pawn stores acquired					40	16	11
Consideration:
Cash	48,200				69,977	22,507	17,124
Equity instruments	1,000				7,304	0	17,250
Fair value of total consideration transferred					77,281	22,507	34,374
Capitalized acquisition related costs					0	0	178
Acquisition related costs included in administrative expenses					(920)	(643)	0
Cash acquired					(1,138)	(58)	(117)
Total purchase price	49,200				75,223	21,806	34,435
Current assets:
Pawn loans					8,572	2,700	5,442
Signature loans					710	0	55
Auto title loans					0	0	1,105
Service charges and fees receivable					1,270	379	1,322
Inventory					4,838	1,542	2,860
Deferred tax asset					461	223	334
Prepaid expenses and other assets					728	66	79
Total current assets					16,579	4,910	11,197
Property and equipment					1,051	387	392
Goodwill					56,703	15,870	16,297
Other assets					2,558	1,057	6,711
Total assets					76,891	22,224	34,597
Current liabilities:
Accounts payable and other accrued expenses					(1,176)	(93)	(27)
Customer layaway deposits					(182)	(102)	(135)
Other current liabilities					(26)	0	0
Total current liabilities					1,384	195	162
Deferred tax liability					284	223	0
Total liabilities					(1,668)	(418)	(162)
Net assets acquired					75,223	21,806	34,435
Goodwill deductible for tax purposes					34,376	15,870	16,297
Goodwill recorded in U.S. Pawn segment					56,703	15,870	16,297
Indefinite lived intangible assets acquired:
Pawn licenses					0	607	6,680
Definite lived intangible assets acquired:
Non Compete Agreements under the Definite Lived Intangible Assets							$ 0	$ 111	$ 0	$ 769	$ 420	$ 0